UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1. Reports to Shareholders.

(a) The Report to Shareholders is attached herewith.

(b) Not applicable.

Annual Report
December 31, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays EM Local Currency Government Diversified Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by investment grade and non-investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Financial Services, LLC and Fitch Inc., respectively.
The Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index is designed to be a broad based measure of the global investment-grade, fixed rate, fixed income corporate markets outside the United States. The Index is part of the Bloomberg Barclays Global ex-USD Aggregate Bond Index (the “Aggregate Index”). The major components of the Aggregate Index are the Pan-European Aggregate and the Asian Pacific Aggregate Indices. The securities in the Index must have a $1 billion USD equivalent market capitalization outstanding and at least 1 year remaining. Securities must be fixed rate, although zero coupon bonds and step-ups are permitted. Additionally, securities must be rated investmen grade (Baa3/BBB-/BBB- or better) using the middle rating from Moody’s Investors Service, Inc., Fitch Inc.,or Standard & Poor’s Financial Services, LLC. after dropping the highest and lowest available ratings. If only two agencies rate a security, then the more conservative (lower) rating will be used. If only one rating agency rates a security, then that one rating will be used. Excluded from the Index are subordinated debts, convertible securities, floating-rate notes, fixed-rate perpetuals, warrants, inflation-linked bonds, and structured notes. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.
The Bloomberg Barclays Global Treasury ex-US Capped Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). The Index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. The index is rebalanced on a monthly basis.
The Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). The securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. The securities in the Index are updated monthly, on the last business day of each month.
The FTSE International Inflation-Linked Securities Select Index is designed to measure the total return performance of inflation-linked bonds outside the United States with fixed-rate coupon payments that are linked to an inflation index. Inflation-protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. The Index includes government debt (direct obligations of the issuer country) but does not include quasi-government debt or corporate debt.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market (EM) countries. The Fund’s benchmark is the Bloomberg Barclays EM Local Currency Government Diversified Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 4.59%, and the Index was 5.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and investor risk-off sentiment beginning in Q1 2020 were the primary drivers of Fund performance during the Reporting Period. The Fund maintained a consistent average NAV around $27.52 until the onset of the COVID-19 pandemic in the United States, which saw the Fund’s NAV fall to $23.33 in March 2020 before recovering to $28.05 by the end of the year.
In Q1 2020, COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. As a riskier segment of the fixed income market, EM was negatively impacted in Q1 2020 as investor risk-off sentiment prompted significant outflows, spreads in the sector rose to historical wides, and the virus heightened the risk of EM defaults.
The Fund’s performance recovery started in Q2 2020 and extended throughout the year on the back of substantial worldwide fiscal and monetary policy support with many central banks cutting rates to near zero percent and implied policy rates suggesting few, if any, rate hikes in the coming years. The sharp rebound in EM aided performance with currency valuations offering historically attractive entry points and strong issuer fundamentals favoring local currency debt.
The Fund entered into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates and to gain exposure to certain currencies which helped the Fund track the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays EM Local Currency Government Diversified Index	Net Asset Value	Market Value	Bloomberg Barclays EM Local Currency Government Diversified Index
ONE YEAR	4.59	4.55	5.13	4.59	4.55	5.13
FIVE YEARS	31.27	32.49	36.02	5.59	5.79	6.35
SINCE INCEPTION(1)	19.59	19.88	29.63	1.83	1.86	2.67
(1)	For the period February 23, 2011 to December 31, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively),the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2024	1.4%
South Africa Government Bond 10.50% 12/21/2026	0.9
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/2023	0.8
Colombian TES 6.25% 11/26/2025	0.8
Korea Treasury Bond 1.50% 3/10/2050	0.8
TOTAL	4.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Foreign Government Obligations	97.6%
Short-Term Investment	1.0
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
Top Ten Countries as of December 31, 2020

Description	% of Total Investments
South Korea	12.5%
China	12.5
Indonesia	6.4
Brazil	5.6
Malaysia	5.5
Thailand	5.4
Mexico	4.6
Poland	4.6
South Africa	4.5
Israel	4.5
TOTAL	66.1%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States. The Fund’s benchmark is the Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 11.69%, and the Index was 12.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, misweights, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and investor risk-off sentiment beginning in Q1 2020 were the primary drivers of Fund performance during the Reporting Period. The Fund maintained a consistent average NAV around $33.73 until the onset of the COVID-19 pandemic in the United States, which saw the Fund’s NAV fall to $28.93 in March 2020 before recovering to $37.90 by the end of the year end.
COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. Fixed income spread sectors, including international corporates, were negatively impacted as investor risk-off sentiment initially prompted outflows and volatility drove credit spreads to historical wides.
The Fund’s performance recovery began in Q2 2020 and extended to the remainder of the year as global corporates rebounded on the back of substantial fiscal and monetary policy support. Global corporates rallied across most sectors and all ratings as risk-on sentiment grew amid optimism about a retreating virus and substantial and timely support from central banks. Spread tightening in corporate sectors was a continuous trend post-March and contributed to the Fund’s performance.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were The Wellcome Trust Ltd., Thermo Fisher Scientific Inc. and Anheuser-Busch InBev SA. The top negative contributors to the Fund’s performance during the Reporting Period were ZF North America Capital Inc., Ford Motor Credit Co. and General Electric Co.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index
ONE YEAR	11.69	11.97	12.31	11.69	11.97	12.31
FIVE YEARS	25.44	25.80	28.71	4.64	4.70	5.18
TEN YEARS	28.18	29.55	34.14	2.51	2.62	2.98
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Volkswagen International Finance NV 1.88% 3/30/2027	0.6%
Orange SA 8.13% 1/28/2033	0.5
Deutsche Bank AG 1.63% 1/20/2027	0.5
Cooperatieve Rabobank UA 1.25% 3/23/2026	0.5
AT&T, Inc. 4.88% 6/1/2044	0.4
TOTAL	2.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	98.1%
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	1.7
TOTAL	100.0%
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Fund’s benchmark is the Bloomberg Barclays Global Treasury ex-US Capped Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 9.73%, and the Index was 10.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action and the exogenous shock of COVID-19 were the primary drivers of Fund performance during the Reporting Period. In Q1 2020, the emergence of COVID-19 created volatility and dislocation in the markets with the global economic outlook shifting from modest above-trend growth in early 2020 to severe economic recession. In response, central banks around the world cut policy rates substantially, many to around zero percent. International Treasury securities sold off sharply at the height of the market dislocations in March, falling to $25.85, as uncertainty about the virus created volatility in even “safe haven” assets. However, performance recovered into Q2 2020 on the back of timely and substantial monetary and fiscal policy responses worldwide. The fund continued to perform positively into year-end due to continued support by world governments and banks with the Fund’s NAV recovering to $31.23 by the end of the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an country specific level, the top positive contributors to the Fund’s performance during the Reporting Period were Italian, Austrian and Slovakian government bonds. The top negative contributor to the Fund’s performance during the Reporting Period were Russian government bonds.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg Barclays Global Treasury ex-US Capped Index
ONE YEAR	9.73	9.63	10.13	9.73	9.63	10.13
FIVE YEARS	26.07	25.59	29.06	4.74	4.66	5.23
TEN YEARS	20.83	21.44	27.09	1.91	1.96	2.43
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
China Government Bond 3.29% 10/18/2023	1.7%
China Government Bond 3.25% 11/22/2028	1.2
China Government Bond 4.08% 10/22/2048	1.1
Korea Treasury Bond 5.50% 3/10/2028	0.5
Korea Treasury Bond 2.00% 3/10/2049	0.5
TOTAL	5.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Foreign Government Obligations	98.2%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	1.8
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of December 31, 2020

Description	% of Total Investments
Japan	22.5%
United Kingdom	5.4
France	4.9
Australia	4.7
Italy	4.7
Spain	4.7
Canada	4.7
Belgium	4.6
Germany	4.6
China	4.6
TOTAL	65.4%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries. The Fund’s benchmark is the Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 6.49%, and the Index was 7.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action and the exogenous shock of COVID-19 were the primary drivers of Fund performance during the Reporting Period. In Q1 2020, the emergence of COVID-19 created volatility and dislocation in the markets with the global economic outlook shifting from modest above-trend growth in early 2020 to severe economic recession. In response, central banks around the world cut policy rates substantially, many to around zero percent. International Treasury securities sold off sharply at the height of the market dislocations in March, reaching a low of $28.64, as uncertainty about the virus created volatility in even “safe haven” assets. However, performance recovered into Q2 2020 on the back of timely and substantial monetary and fiscal policy responses worldwide. The fund continued to perform positively into year-end due to continued support by world governments and banks with the Fund’s NAV recovering to $32.82 by the end of the year.
The Fund did not invest in derivatives during the Reporting Period.
On an country specific level, the top positive contributors to the Fund’s performance during the Reporting Period were Swedish, Colombian, and Australian government bonds. The top negative contributors to the Fund’s performance during the Reporting Period were Russian, Latvian, and Peruvian government bonds.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index
ONE YEAR	6.49	6.33	7.01	6.49	6.33	7.01
FIVE YEARS	12.81	13.02	15.39	2.44	2.48	2.90
TEN YEARS	(5.86)	(6.09)	(1.99)	(0.60)	(0.63)	(0.20)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Korea Treasury Bond 1.25% 12/10/2022	4.6%
China Government Bond 2.36% 7/2/2023	4.4
Government of Japan 5 Year Bond 0.10% 3/20/2022	2.9
Government of Japan 5 Year Bond 0.10% 6/20/2023	2.5
Government of Japan 5 Year Bond 0.10% 9/20/2023	2.1
TOTAL	16.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Foreign Government Obligations	95.3%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	4.7
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of December 31, 2020

Description	% of Total Investments
Japan	21.5%
Italy	7.7
France	6.6
Germany	5.5
United Kingdom	4.8
South Korea	4.8
Canada	4.8
Spain	4.7
China	4.7
Australia	3.8
TOTAL	68.9%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR Bloomberg Barclays FTSE International Government Inflation-Protected Bond ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR FTSE International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States. The Fund’s benchmark is the FTSE International Inflation-Linked Securities Select Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 7.76%, and the Index was 8.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, tax withholdings, misweights, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and investor risk-off sentiment in Q1 2020 were the primary drivers of Fund performance during the Reporting Period. In Q1 2020, COVID-19 created volatility and dislocation in the markets with the global economic outlook shifting from modest above-trend growth in early 2020 to severe economic recession. In response, central banks around the world cut policy rates substantially, many to around zero percent. International inflation-linked securities sold off sharply at the height of the market dislocations in March, reaching a low of $44.88, as investors sought safety in nominal government bonds versus inflation-linked securities. However, real yields subsequently rallied and longer-term inflation expectations recovered somewhat given the strong monetary and fiscal policy responses worldwide. The Fund’s performance recovered starting in Q2 and stretching to the end of the year, while the Fund’s NAV likewise recovered $58.71 by the end of the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an country specific level, the top positive contributors to the Fund’s performance during the Reporting Period were Turkish, South African and Brazilian government bonds. The top negative contributors to the Fund’s performance during the Reporting Period were Colombian, Mexican and South Korean government bonds.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2020
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index
ONE YEAR	7.76	8.49	8.71	7.76	8.49	8.71
FIVE YEARS(1) (2)	29.42	30.55	32.99	5.29	5.48	5.87
TEN YEARS(1) (2)	28.48	29.08	35.86	2.54	2.59	3.11
(1)	Effective February 15, 2016, the Fund changed its benchmark index from the DB Global Government ex-US Inflation-Linked Securities Select Index. The Fund's performance in the tables is based on the Fund's prior investment strategy to track a different benchmark index for periods prior to February 15, 2016.
(2)	The FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index) inception date is January 15, 2016. Index returns in the line graph below represent the Fund’s prior benchmark index from December 31, 2009 through February 14, 2016 and the FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index from February 15, 2016 through December 31, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR FTSE International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
United Kingdom Gilt Inflation Linked 1.13% 11/22/2037	1.6%
United Kingdom Gilt Inflation Linked 0.38% 3/22/2062	1.5
Deutsche Bundesrepublik Inflation Linked Bond 0.50% 4/15/2030	1.4
Bonos de la Tesoreria de la Republica 3.00% 1/1/2044	1.3
Deutsche Bundesrepublik Inflation Linked Bond 0.10% 4/15/2026	1.2
TOTAL	7.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Foreign Government Obligations	99.5%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of December 31, 2020

Description	% of Total Investments
United Kingdom	22.1%
France	8.2
Brazil	5.9
Italy	5.6
Turkey	5.5
Chile	4.8
South Africa	4.7
Australia	4.6
Colombia	4.6
Israel	4.5
TOTAL	70.5%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.6%
BRAZIL — 5.5%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 1/1/2022	BRL	2,235,000	$ 418,276
Series LTN, Zero Coupon, 4/1/2022	BRL	15,500,000	2,863,777
Series LTN, Zero Coupon, 7/1/2022	BRL	23,000,000	4,190,476
Series LTN, Zero Coupon, 10/1/2022	BRL	21,000,000	3,765,593
Series LTN, Zero Coupon, 7/1/2023	BRL	42,400,000	7,233,453
Series LTN, Zero Coupon, 1/1/2024	BRL	87,800,000	14,468,620
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2023	BRL	38,810,000	8,251,086
Series NTNF, 10.00%, 1/1/2025	BRL	28,850,000	6,421,008
Series NTNF, 10.00%, 1/1/2027	BRL	19,575,000	4,448,477
Series NTNF, 10.00%, 1/1/2029	BRL	11,890,000	2,758,366
Series NTNF, 10.00%, 1/1/2031	BRL	3,800,000	889,515
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	73,144
10.25%, 1/10/2028	BRL	1,000,000	227,252
12.50%, 1/5/2022	BRL	350,000	73,831
			56,082,874
CHILE — 2.8%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	1,735,000,000	2,556,162
4.00%, 3/1/2023 (a)	CLP	2,200,000,000	3,319,096
4.50%, 3/1/2026	CLP	3,065,000,000	4,939,920
4.70%, 9/1/2030 (a)	CLP	3,265,000,000	5,379,864
5.00%, 3/1/2035	CLP	3,250,000,000	5,499,196
5.10%, 7/15/2050	CLP	950,000,000	1,613,522
Series 10YR, 6.00%, 1/1/2022	CLP	65,000,000	96,601
Series 30YR, 6.00%, 1/1/2043	CLP	2,745,000,000	5,226,758
			28,631,119
Security Description		Principal Amount	Value
CHINA — 12.3%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	$ 3,233,296
Series 1908, 3.42%, 7/2/2024	CNY	11,300,000	1,743,415
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	311,477
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	982,074
Series 1516, 3.94%, 7/10/2022	CNY	3,000,000	465,860
Series 1213, 4.21%, 3/22/2022	CNY	10,000,000	1,555,618
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,427,800
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,585,679
Series 1712, 4.44%, 11/9/2022	CNY	1,000,000	157,100
Series 1804, 4.69%, 3/23/2023	CNY	11,000,000	1,741,552
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	499,884
Series 1421, 5.10%, 8/7/2021	CNY	6,000,000	930,287
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	38,000,000	5,583,266
Series INBK, 2.20%, 2/13/2022	CNY	20,000,000	3,042,912
Series INBK, 2.24%, 3/5/2023	CNY	30,000,000	4,527,017
Series INBK, 2.36%, 7/2/2023	CNY	30,500,000	4,608,066
Series INBK, 2.64%, 8/13/2022	CNY	24,000,000	3,663,268
Series INBK, 2.68%, 5/21/2030	CNY	24,000,000	3,520,548
Series 1903, 2.69%, 3/7/2022	CNY	25,000,000	3,823,880
Series 1911, 2.75%, 8/8/2022	CNY	23,000,000	3,516,349
Series INBK, 2.85%, 6/4/2027	CNY	38,000,000	5,703,544
Series INBK, 2.88%, 11/5/2023	CNY	20,000,000	3,062,968
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,514,277
Series 1913, 2.94%, 10/17/2024	CNY	27,000,000	4,126,833
Series INBK, 3.02%, 10/22/2025	CNY	24,000,000	3,682,938
Series 1916, 3.12%, 12/5/2026	CNY	7,600,000	1,161,446

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 1915, 3.13%, 11/21/2029	CNY	22,000,000	$ 3,335,591
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	4,162,008
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,204,025
Series 1907, 3.25%, 6/6/2026	CNY	29,800,000	4,606,431
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,532,233
Series INBK, 3.27%, 11/19/2030	CNY	17,000,000	2,625,697
Series INBK, 3.28%, 12/3/2027	CNY	23,400,000	3,597,627
Series 1823, 3.29%, 10/18/2023	CNY	20,000,000	3,095,832
Series 1906, 3.29%, 5/23/2029	CNY	18,600,000	2,855,910
Series INBK, 3.39%, 3/16/2050	CNY	27,000,000	3,845,182
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	937,582
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	787,517
Series 1608, 3.52%, 4/25/2046	CNY	6,000,000	882,481
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,579,154
Series INBK, 3.73%, 5/25/2070	CNY	17,000,000	2,553,275
Series 1521, 3.74%, 9/22/2035	CNY	17,800,000	2,768,162
Series 1525, 3.74%, 10/20/2045	CNY	3,000,000	458,317
Series INBK, 3.81%, 9/14/2050	CNY	24,000,000	3,722,132
Series 1910, 3.86%, 7/22/2049	CNY	11,500,000	1,781,341
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,579,728
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,425,208
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,391,653
Series 1824, 4.08%, 10/22/2048	CNY	5,300,000	850,199
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	162,010
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,313,730
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	550,050
Series 1116, 4.50%, 6/23/2041	CNY	19,000,000	3,299,582
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	355,756
			124,429,767
Security Description		Principal Amount	Value
COLOMBIA — 4.3%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	$ 479,905
9.85%, 6/28/2027	COP	115,000,000	43,720
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	6,900,000,000	2,136,631
Series B, 6.00%, 4/28/2028	COP	16,715,000,000	5,229,951
Series B, 6.25%, 11/26/2025	COP	25,595,000,000	8,196,031
Series B, 7.00%, 5/4/2022	COP	12,854,000,000	3,991,476
Series B, 7.00%, 6/30/2032	COP	14,964,000,000	4,825,087
Series B, 7.25%, 10/18/2034	COP	13,325,000,000	4,353,984
Series B, 7.25%, 10/26/2050	COP	3,200,000,000	1,004,597
Series B, 7.50%, 8/26/2026	COP	18,102,000,000	6,109,138
Series B, 7.75%, 9/18/2030	COP	13,200,000,000	4,528,753
Series B, 10.00%, 7/24/2024	COP	7,590,000,000	2,693,950
			43,593,223
CZECH REPUBLIC — 4.2%
Czech Republic Government Bond:
Series 130, 0.05%, 11/29/2029	CZK	10,000,000	417,911
Series 126, 0.10%, 4/17/2022	CZK	8,000,000	371,728
Series 100, 0.25%, 2/10/2027	CZK	70,100,000	3,117,169
Series 97, 0.45%, 10/25/2023	CZK	70,840,000	3,304,665
Series 94, 0.95%, 5/15/2030	CZK	99,970,000	4,520,873
Series 95, 1.00%, 6/26/2026	CZK	53,470,000	2,498,719
Series 121, 1.20%, 3/13/2031	CZK	64,000,000	2,943,683
Series 120, 1.25%, 2/14/2025	CZK	51,500,000	2,446,678
Series 125, 1.50%, 4/24/2040	CZK	8,000,000	362,285
Series 103, 2.00%, 10/13/2033	CZK	28,850,000	1,434,721
Series 89, 2.40%, 9/17/2025	CZK	110,820,000	5,542,614
Series 78, 2.50%, 8/25/2028	CZK	84,240,000	4,330,420
Series 105, 2.75%, 7/23/2029	CZK	62,650,000	3,294,509

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 61, 3.85%, 9/29/2021	CZK	12,070,000	$ 577,527
Series 49, 4.20%, 12/4/2036	CZK	38,830,000	2,518,697
Series 52, 4.70%, 9/12/2022	CZK	17,200,000	862,013
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	957,295
Series 58, 5.70%, 5/25/2024	CZK	61,750,000	3,386,738
			42,888,245
HUNGARY — 3.5%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	812,000,000	2,714,974
Series 22/C, 1.50%, 8/24/2022	HUF	115,000,000	394,189
Series 23/C, 1.50%, 8/23/2023	HUF	470,000,000	1,616,358
Series 26/E, 1.50%, 4/22/2026	HUF	400,000,000	1,358,714
Series 22/B, 1.75%, 10/26/2022	HUF	798,500,000	2,752,199
Series 29/A, 2.00%, 5/23/2029	HUF	80,000,000	271,093
Series 24/C, 2.50%, 10/24/2024	HUF	902,600,000	3,219,434
Series 26/D, 2.75%, 12/22/2026	HUF	761,000,000	2,759,248
Series 24/B, 3.00%, 6/26/2024	HUF	740,330,000	2,670,650
Series 27/A, 3.00%, 10/27/2027	HUF	1,113,880,000	4,112,958
Series 30/A, 3.00%, 8/21/2030	HUF	871,000,000	3,181,651
Series 38/A, 3.00%, 10/27/2038	HUF	170,000,000	632,065
Series 31/A, 3.25%, 10/22/2031	HUF	929,200,000	3,469,529
Series 25/B, 5.50%, 6/24/2025	HUF	639,220,000	2,565,547
Series 23/A, 6.00%, 11/24/2023	HUF	469,340,000	1,820,548
Series 28/A, 6.75%, 10/22/2028	HUF	217,000,000	998,542
Series 22/A, 7.00%, 6/24/2022	HUF	192,790,000	711,856
			35,249,555
INDONESIA — 6.3%
Indonesia Treasury Bond:
Series FR86, 5.50%, 4/15/2026	IDR	42,900,000,000	3,097,638
Series FR63, 5.63%, 5/15/2023	IDR	21,555,000,000	1,583,801
Security Description		Principal Amount	Value
Series FR64, 6.13%, 5/15/2028	IDR	41,000,000,000	$ 2,956,961
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	112,153
Series FR81, 6.50%, 6/15/2025	IDR	70,000,000,000	5,248,256
Series FR87, 6.50%, 2/15/2031	IDR	39,200,000,000	2,915,207
Series FR61, 7.00%, 5/15/2022	IDR	20,633,000,000	1,528,898
Series FR59, 7.00%, 5/15/2027	IDR	50,000,000,000	3,830,306
Series FR82, 7.00%, 9/15/2030	IDR	53,600,000,000	4,129,680
Series FR76, 7.38%, 5/15/2048	IDR	16,700,000,000	1,257,552
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	2,035,332
Series FR80, 7.50%, 6/15/2035	IDR	23,600,000,000	1,864,484
Series FR75, 7.50%, 5/15/2038	IDR	16,910,000,000	1,312,009
Series FR83, 7.50%, 4/15/2040	IDR	43,000,000,000	3,396,541
Series FR85, 7.75%, 4/15/2031	IDR	3,000,000,000	238,659
Series FR77, 8.13%, 5/15/2024	IDR	71,600,000,000	5,616,848
Series FR78, 8.25%, 5/15/2029	IDR	37,400,000,000	3,062,791
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	303,912
Series FR72, 8.25%, 5/15/2036	IDR	33,090,000,000	2,736,095
Series FR70, 8.38%, 3/15/2024	IDR	56,100,000,000	4,391,010
Series FR68, 8.38%, 3/15/2034	IDR	44,400,000,000	3,680,340
Series FR79, 8.38%, 4/15/2039	IDR	21,000,000,000	1,763,674
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	764,192
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	580,512
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	509,466
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	90,516
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	111,333
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.63%, 10/15/2024	IDR	16,000,000,000	1,200,583
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	297,132

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	$ 2,920,831
			63,536,712
ISRAEL — 4.5%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	5,600,000	1,742,312
Series 0425, 0.50%, 4/30/2025	ILS	3,500,000	1,100,023
Series 0722, 0.75%, 7/31/2022	ILS	4,400,000	1,384,813
Series 0330, 1.00%, 3/31/2030	ILS	5,800,000	1,841,788
Series 1122, 1.25%, 11/30/2022	ILS	7,760,000	2,471,232
Series 1123, 1.50%, 11/30/2023	ILS	9,335,000	3,018,393
Series 0537, 1.50%, 5/31/2037	ILS	6,200,000	1,949,162
Series 0825, 1.75%, 8/31/2025	ILS	3,780,000	1,255,981
Series 0327, 2.00%, 3/31/2027	ILS	14,850,000	5,076,309
Series 0928, 2.25%, 9/28/2028	ILS	10,595,000	3,715,962
Series 0324, 3.75%, 3/31/2024	ILS	12,000,000	4,165,855
Series 0347, 3.75%, 3/31/2047	ILS	10,175,000	4,422,626
Series 0323, 4.25%, 3/31/2023	ILS	9,350,000	3,180,721
Series 0122, 5.50%, 1/31/2022	ILS	5,595,000	1,844,269
Series 0142, 5.50%, 1/31/2042	ILS	9,010,000	4,802,789
Series 1026, 6.25%, 10/30/2026	ILS	8,125,000	3,388,020
			45,360,255
MALAYSIA — 5.4%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	850,000	210,401
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	478,116
Series 0313, 3.48%, 3/15/2023	MYR	7,400,000	1,902,182
Series 0319, 3.48%, 6/14/2024	MYR	2,800,000	730,138
Series 0307, 3.50%, 5/31/2027	MYR	5,400,000	1,429,762
Series 0218, 3.76%, 4/20/2023	MYR	5,600,000	1,449,278
Series 0519, 3.76%, 5/22/2040	MYR	4,950,000	1,291,639
Security Description		Principal Amount	Value
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	$ 1,075,466
Series 0419, 3.83%, 7/5/2034	MYR	3,200,000	846,805
Series 0413, 3.84%, 4/15/2033	MYR	6,360,000	1,688,794
Series 0117, 3.88%, 3/10/2022	MYR	800,000	203,701
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	744,736
Series 0212, 3.89%, 3/15/2027	MYR	600,000	162,606
Series 0219, 3.89%, 8/15/2029	MYR	10,550,000	2,884,479
Series 0316, 3.90%, 11/30/2026	MYR	3,315,000	895,524
Series 0417, 3.90%, 11/16/2027	MYR	2,930,000	799,032
Series 0119, 3.91%, 7/15/2026	MYR	2,240,000	603,034
Series 0115, 3.96%, 9/15/2025	MYR	11,412,000	3,067,069
Series 0217, 4.06%, 9/30/2024	MYR	915,000	243,634
Series 0120, 4.07%, 6/15/2050	MYR	2,000,000	516,375
Series 0412, 4.13%, 4/15/2032	MYR	800,000	220,357
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	1,012,804
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	456,751
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,187,599
Series 0216, 4.74%, 3/15/2046	MYR	6,425,000	1,824,103
Series 0317, 4.76%, 4/7/2037	MYR	5,535,000	1,599,413
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	47,094
Series 0418, 4.89%, 6/8/2038	MYR	4,000,000	1,172,499
Series 0518, 4.92%, 7/6/2048	MYR	3,000,000	880,433
Series 0713, 4.94%, 9/30/2043	MYR	300,000	88,111
Malaysia Government Investment Issue:
Series 0719, 3.15%, 5/15/2023	MYR	1,000,000	255,573
Series 0120, 3.42%, 9/30/2027	MYR	3,600,000	944,659
Series 0220, 3.47%, 10/15/2030	MYR	3,000,000	788,188
Series 0419, 3.66%, 10/15/2024	MYR	7,500,000	1,970,622

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 0418, 3.73%, 3/31/2022	MYR	1,630,000	$ 414,626
Series 0319, 3.73%, 3/31/2026	MYR	3,600,000	959,392
Series 0317, 3.95%, 4/14/2022	MYR	2,120,000	541,017
Series 0217, 4.05%, 8/15/2024	MYR	3,400,000	901,798
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,198,503
Series 0318, 4.09%, 11/30/2023	MYR	4,570,000	1,201,490
Series 0619, 4.12%, 11/30/2034	MYR	3,500,000	945,991
Series 0118, 4.13%, 8/15/2025	MYR	3,350,000	902,504
Series 0119, 4.13%, 7/9/2029	MYR	4,500,000	1,235,144
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	1,034,334
Series 0117, 4.26%, 7/26/2027	MYR	5,920,000	1,627,613
Series 0218, 4.37%, 10/31/2028	MYR	5,680,000	1,581,332
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	629,439
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	615,651
Series 0219, 4.47%, 9/15/2039	MYR	4,200,000	1,175,608
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	2,079,871
Series 0519, 4.64%, 11/15/2049	MYR	3,500,000	975,834
Series 0617, 4.72%, 6/15/2033	MYR	4,200,000	1,198,088
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	930,207
Series 0615, 4.79%, 10/31/2035	MYR	810,000	230,882
Series 0417, 4.90%, 5/8/2047	MYR	1,500,000	426,260
			54,476,561
MEXICO — 4.6%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	75,640,000	3,967,081
Series M, 6.50%, 6/9/2022	MXN	68,278,000	3,527,819
Series M, 6.75%, 3/9/2023	MXN	76,000,000	4,000,723
Series M 20, 7.50%, 6/3/2027	MXN	89,430,000	5,106,875
Series M, 7.75%, 5/29/2031	MXN	48,328,000	2,849,667
Series M, 7.75%, 11/23/2034	MXN	8,000,000	472,857
Security Description		Principal Amount	Value
Series M, 7.75%, 11/13/2042	MXN	53,980,000	$ 3,120,142
Series M, 8.00%, 12/7/2023	MXN	57,680,000	3,176,388
Series M, 8.00%, 9/5/2024	MXN	66,200,000	3,713,718
Series M, 8.00%, 11/7/2047	MXN	37,420,000	2,216,354
Series M 20, 8.50%, 5/31/2029	MXN	69,485,000	4,250,597
Series M 30, 8.50%, 11/18/2038	MXN	80,240,000	4,992,595
Series M 20, 10.00%, 12/5/2024	MXN	66,695,000	4,003,541
Series M 30, 10.00%, 11/20/2036	MXN	10,000,000	703,229
			46,101,586
PERU — 2.9%
Peru Government Bond:
5.35%, 8/12/2040	PEN	3,900,000	1,120,784
5.40%, 8/12/2034	PEN	9,000,000	2,743,259
5.70%, 8/12/2024	PEN	900,000	290,852
5.94%, 2/12/2029	PEN	11,125,000	3,839,391
6.15%, 8/12/2032	PEN	14,457,000	4,858,489
6.35%, 8/12/2028	PEN	1,400,000	491,757
6.71%, 2/12/2055	PEN	1,000,000	346,626
6.90%, 8/12/2037	PEN	11,075,000	3,775,533
6.95%, 8/12/2031	PEN	9,670,000	3,475,930
8.20%, 8/12/2026	PEN	2,700,000	1,013,216
Peruvian Government International Bond:
Series REGS, 5.70%, 8/12/2024	PEN	1,400,000	452,436
Series REGS, 6.35%, 8/12/2028	PEN	7,810,000	2,743,299
Series REGS, 6.71%, 2/12/2055	PEN	475,000	164,648
Series REGS, 6.85%, 2/12/2042	PEN	5,125,000	1,734,890
Series REGS, 8.20%, 8/12/2026	PEN	6,935,000	2,602,464
			29,653,574
PHILIPPINES — 4.3%
Philippine Government Bond:
Series 0325, 2.38%, 9/10/2023	PHP	129,000,000	2,715,754
Series R513, 2.63%, 8/12/2025	PHP	30,000,000	626,327
Series 1065, 2.88%, 7/9/2030	PHP	73,000,000	1,507,558
Series 7-57, 3.50%, 3/20/2021	PHP	45,450,000	950,565
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	75,453

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	$ 474,924
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	912,088
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	3,702,636
Series 1059, 4.13%, 8/20/2024	PHP	13,700,000	305,378
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,529,237
Series R511, 4.63%, 12/4/2022	PHP	41,850,000	916,641
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	1,507,957
Series 3-24, 4.75%, 7/4/2022	PHP	27,000,000	586,628
Series 1061, 4.75%, 5/4/2027	PHP	158,450,000	3,691,810
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	1,151,498
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	716,315
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	2,116,825
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,740,834
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	2,568,845
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	2,466,753
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	102,491
Series 2023, 6.75%, 1/24/2039	PHP	57,000,000	1,609,464
Series 1064, 6.88%, 1/10/2029	PHP	150,000,000	4,049,162
Series 2017, 8.00%, 7/19/2031	PHP	191,737,338	5,779,446
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	408,276
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	656,538
6.25%, 1/14/2036	PHP	20,000,000	531,856
			43,401,259
POLAND — 4.5%
Poland Government Bond:
Series 0722, Zero Coupon, 7/25/2022	PLN	19,820,000	5,316,253
Series 0425, 0.75%, 4/25/2025	PLN	14,500,000	3,948,956
Series 1030, 1.25%, 10/25/2030	PLN	3,200,000	861,638
Series 0422, 2.25%, 4/25/2022	PLN	8,900,000	2,458,622
Security Description		Principal Amount	Value
Series 1024, 2.25%, 10/25/2024	PLN	2,700,000	$ 777,726
Series 0123, 2.50%, 1/25/2023	PLN	8,080,000	2,277,344
Series 0424, 2.50%, 4/25/2024	PLN	16,000,000	4,615,379
Series 0726, 2.50%, 7/25/2026	PLN	13,400,000	3,974,395
Series 0727, 2.50%, 7/25/2027	PLN	12,600,000	3,760,663
Series 0428, 2.75%, 4/25/2028	PLN	20,700,000	6,295,990
Series 1029, 2.75%, 10/25/2029	PLN	14,840,000	4,546,419
Series 0725, 3.25%, 7/25/2025	PLN	5,700,000	1,725,922
Series 1023, 4.00%, 10/25/2023	PLN	9,350,000	2,780,508
Series 0922, 5.75%, 9/23/2022	PLN	8,200,000	2,417,085
			45,756,900
ROMANIA — 3.2%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	2,700,000	692,587
Series 5Y, 3.40%, 3/8/2022	RON	11,410,000	2,898,541
Series 7Y, 3.50%, 12/19/2022	RON	1,800,000	460,684
Series 5Y, 3.65%, 7/28/2025	RON	4,400,000	1,150,393
Series 15Y, 3.65%, 9/24/2031	RON	8,250,000	2,144,816
Series 4YR, 3.70%, 11/25/2024	RON	3,300,000	862,178
Series 3Y, 4.00%, 8/8/2022	RON	2,750,000	707,203
Series 3Y, 4.00%, 10/25/2023	RON	5,050,000	1,317,428
Series 8Y, 4.15%, 1/26/2028	RON	3,800,000	1,029,757
Series 5Y, 4.25%, 6/28/2023	RON	10,590,000	2,768,017
Series 4.3Y, 4.40%, 9/25/2023	RON	5,400,000	1,421,674
Series 5Y, 4.50%, 6/17/2024	RON	14,200,000	3,788,023
Series 10Y, 4.75%, 2/24/2025	RON	18,125,000	4,926,962
Series 7Y, 4.85%, 4/22/2026	RON	9,175,000	2,542,219
Series 10Y, 5.00%, 2/12/2029	RON	10,825,000	3,118,914
Series 15YR, 5.80%, 7/26/2027	RON	1,640,000	483,645

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 10Y, 5.85%, 4/26/2023	RON	7,000,000	$ 1,887,483
			32,200,524
RUSSIA — 4.4%
Russian Federal Bond - OFZ:
Series 6234, 4.50%, 7/16/2025	RUB	112,000,000	1,468,838
Series 5084, 5.30%, 10/4/2023	RUB	78,000,000	1,069,711
Series 6232, 6.00%, 10/6/2027	RUB	180,400,000	2,485,736
Series 6233, 6.10%, 7/18/2035	RUB	172,000,000	2,273,074
Series 6223, 6.50%, 2/28/2024	RUB	48,000,000	679,365
Series 6224, 6.90%, 5/23/2029	RUB	65,000,000	943,833
Series 6215, 7.00%, 8/16/2023	RUB	192,500,000	2,744,445
Series 6212, 7.05%, 1/19/2028	RUB	43,115,000	629,665
Series 6222, 7.10%, 10/16/2024	RUB	179,241,000	2,598,113
Series 6229, 7.15%, 11/12/2025	RUB	362,500,000	5,301,006
Series 6225, 7.25%, 5/10/2034	RUB	174,270,000	2,563,473
Series 6220, 7.40%, 12/7/2022	RUB	58,951,000	842,426
Series 6227, 7.40%, 7/17/2024	RUB	324,500,000	4,738,260
Series 6209, 7.60%, 7/20/2022	RUB	172,630,000	2,449,492
Series 6228, 7.65%, 4/10/2030	RUB	165,000,000	2,518,688
Series 6221, 7.70%, 3/23/2033	RUB	221,060,000	3,366,960
Series 6230, 7.70%, 3/16/2039	RUB	32,500,000	501,848
Series 6219, 7.75%, 9/16/2026	RUB	107,790,000	1,619,158
Series 6226, 7.95%, 10/7/2026	RUB	144,400,000	2,192,116
Series 6207, 8.15%, 2/3/2027	RUB	77,000,000	1,183,588
Series 6218, 8.50%, 9/17/2031	RUB	163,892,000	2,658,960
			44,828,755
SOUTH AFRICA — 4.5%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	14,761,000	691,740
Security Description		Principal Amount	Value
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	$ 638,040
Series R214, 6.50%, 2/28/2041	ZAR	24,400,000	1,086,405
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,362,130
Series R213, 7.00%, 2/28/2031	ZAR	20,000,000	1,166,607
Series 2023, 7.75%, 2/28/2023	ZAR	36,580,000	2,650,937
Series 2030, 8.00%, 1/31/2030	ZAR	92,855,000	6,028,603
Series 2032, 8.25%, 3/31/2032	ZAR	42,370,000	2,596,899
Series 2037, 8.50%, 1/31/2037	ZAR	81,847,000	4,611,140
Series 2044, 8.75%, 1/31/2044	ZAR	60,626,000	3,379,782
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	1,969,684
Series 2048, 8.75%, 2/28/2048	ZAR	57,000,000	3,191,358
Series 2035, 8.88%, 2/28/2035	ZAR	78,230,000	4,680,804
Series 2040, 9.00%, 1/31/2040	ZAR	30,790,000	1,783,953
Series R186, 10.50%, 12/21/2026	ZAR	119,005,000	9,586,525
			45,424,607
SOUTH KOREA — 12.3%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	1,000,000,000	917,341
Series 2306, 1.00%, 6/10/2023	KRW	4,980,000,000	4,584,353
Series 2509, 1.13%, 9/10/2025	KRW	2,750,000,000	2,505,325
Series 3909, 1.13%, 9/10/2039	KRW	3,550,000,000	2,899,638
Series 2212, 1.25%, 12/10/2022	KRW	5,509,000,000	5,103,887
Series 2109, 1.38%, 9/10/2021	KRW	1,962,800,000	1,816,118
Series 2409, 1.38%, 9/10/2024	KRW	2,360,000,000	2,187,076
Series 2912, 1.38%, 12/10/2029	KRW	5,900,000,000	5,272,152
Series 3006, 1.38%, 6/10/2030	KRW	6,680,000,000	5,950,431
Series 2503, 1.50%, 3/10/2025	KRW	3,840,000,000	3,566,357
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	4,005,557
Series 3012, 1.50%, 12/10/2030	KRW	2,450,000,000	2,204,828

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	$ 5,289,432
Series 4009, 1.50%, 9/10/2040	KRW	1,900,000,000	1,651,046
Series 5003, 1.50%, 3/10/2050	KRW	9,380,000,000	7,971,216
Series 2206, 1.63%, 6/10/2022	KRW	2,450,000,000	2,280,850
Series 2203, 1.88%, 3/10/2022	KRW	1,000,000,000	932,682
Series 2403, 1.88%, 3/10/2024	KRW	2,650,000,000	2,498,905
Series 2606, 1.88%, 6/10/2026	KRW	2,209,000,000	2,080,396
Series 2906, 1.88%, 6/10/2029	KRW	4,280,000,000	3,996,124
Series 2209, 2.00%, 9/10/2022	KRW	200,000	188
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	1,301,363
Series 4903, 2.00%, 3/10/2049	KRW	5,635,000,000	5,367,423
Series 2706, 2.13%, 6/10/2027	KRW	4,282,000,000	4,087,914
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	5,664,414
Series 2309, 2.25%, 9/10/2023	KRW	3,890,000,000	3,697,609
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	28,709
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,486,985
Series 2303, 2.38%, 3/10/2023	KRW	3,918,000,000	3,715,071
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	5,442,671
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,787,295
Series 3809, 2.38%, 9/10/2038	KRW	2,609,000,000	2,597,646
Series 2806, 2.63%, 6/10/2028	KRW	5,735,000,000	5,666,277
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	885,107
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	7,255,545
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,478,008
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	294,762
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,612,200
Series 2206, 3.75%, 6/10/2022	KRW	580,000,000	556,010
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	444,301
			125,083,212
Security Description		Principal Amount	Value
SUPRANATIONAL — 0.1%
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	$ 1,038,631
THAILAND — 5.3%
Thailand Government Bond:
0.75%, 6/17/2024	THB	10,500,000	353,403
0.95%, 6/17/2025	THB	35,000,000	1,186,848
1.45%, 12/17/2024	THB	115,180,000	3,978,937
1.59%, 12/17/2035	THB	12,000,000	408,067
1.60%, 12/17/2029	THB	69,400,000	2,403,488
1.60%, 6/17/2035	THB	31,500,000	1,067,342
1.88%, 6/17/2022	THB	47,380,000	1,615,806
1.88%, 6/17/2049	THB	9,000,000	289,805
2.00%, 12/17/2022	THB	36,602,000	1,260,268
2.13%, 12/17/2026	THB	96,880,000	3,493,497
2.40%, 12/17/2023	THB	112,400,000	3,965,164
2.88%, 12/17/2028	THB	87,510,000	3,323,849
2.88%, 6/17/2046	THB	56,715,000	2,257,304
3.30%, 6/17/2038	THB	91,000,000	3,771,983
3.40%, 6/17/2036	THB	56,460,000	2,348,733
3.58%, 12/17/2027	THB	4,650,000	183,157
3.60%, 6/17/2067	THB	30,200,000	1,354,984
3.63%, 6/16/2023	THB	9,000	324
3.65%, 12/17/2021	THB	34,611,000	1,191,483
3.65%, 6/20/2031	THB	19,575,000	806,939
3.78%, 6/25/2032	THB	98,120,000	4,133,804
3.80%, 6/14/2041	THB	12,750,000	577,755
3.85%, 12/12/2025	THB	18,882,000	729,336
4.00%, 6/17/2066	THB	54,280,000	2,640,233
4.68%, 6/29/2044	THB	64,500,000	3,314,824
4.75%, 12/20/2024	THB	14,000,000	543,959
4.85%, 6/17/2061	THB	48,195,000	2,651,506
4.88%, 6/22/2029	THB	22,564,000	975,639
4.88%, 6/22/2029	THB	55,720,000	2,409,262
5.67%, 3/13/2028	THB	10,000,000	443,326
			53,681,025
TURKEY — 2.7%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	2,225,000	261,641
8.00%, 3/12/2025	TRY	8,130,000	925,940
8.50%, 9/14/2022	TRY	22,050,000	2,711,564
8.80%, 9/27/2023	TRY	2,300,000	275,412
9.00%, 5/4/2022	TRY	21,200,000	2,651,379
9.00%, 7/24/2024	TRY	22,650,000	2,712,210
10.40%, 3/20/2024	TRY	1,760,000	219,036
10.50%, 8/11/2027	TRY	23,580,000	2,894,955
10.60%, 2/11/2026	TRY	27,104,000	3,409,652
10.70%, 8/17/2022	TRY	11,190,000	1,421,239
11.00%, 3/2/2022	TRY	22,200,000	2,859,940

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
11.00%, 2/24/2027	TRY	13,298,000	$ 1,672,873
12.20%, 1/18/2023	TRY	24,470,000	3,191,882
12.40%, 3/8/2028	TRY	8,050,000	1,074,958
16.20%, 6/14/2023	TRY	5,850,000	823,684
			27,106,365
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $945,983,194)			988,524,749
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (b) (c) (Cost $10,227,948)	10,227,948	10,227,948
TOTAL INVESTMENTS — 98.6% (Cost $956,211,142)		998,752,697
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		14,690,654
NET ASSETS — 100.0%		$ 1,013,443,351
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.

GDIF	Global Debt Issuance Facility
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

At December 31, 2020, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	USD 7,509,030	MXN 150,000,000	02/04/2021	$ (6,434)
HSBC Bank USA	USD 1,937,998	THB 58,000,000	02/04/2021	(1,895)
HSBC Bank USA	THB 58,000,000	USD 1,934,797	02/04/2021	(1,305)
Societe Generale	USD 415,529	COP 1,500,000,000	01/07/2021	23,006
Societe Generale	USD 415,062	PHP 20,000,000	01/07/2021	1,457
Societe Generale	PHP 20,000,000	USD 414,206	01/07/2021	(2,313)
Societe Generale	COP 1,500,000,000	USD 436,265	01/07/2021	(2,270)
Societe Generale	USD 436,047	COP 1,500,000,000	02/04/2021	2,671
Societe Generale	USD 596,659	IDR 8,300,000,000	02/04/2021	—
Societe Generale	USD 1,694,369	KRW 1,840,000,000	02/04/2021	—
Societe Generale	USD 2,495,321	PHP 120,000,000	02/04/2021	4,976
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	PHP 20,000,000	USD 414,315	02/04/2021	$ (2,402)
Standard Chartered Bank	USD 207,182	COP 750,000,000	01/07/2021	12,085
Standard Chartered Bank	USD 435,564	COP 1,500,000,000	01/07/2021	2,971
Standard Chartered Bank	USD 829,652	PHP 40,000,000	01/07/2021	3,385
Standard Chartered Bank	COP 2,250,000,000	USD 630,128	01/07/2021	(27,674)
Standard Chartered Bank	PHP 40,000,000	USD 830,237	01/07/2021	(2,800)
Standard Chartered Bank	USD 8,695,652	BRL 45,000,000	02/04/2021	(35,109)
Standard Chartered Bank	USD 829,067	PHP 40,000,000	02/04/2021	4,365
Standard Chartered Bank	USD 623,441	PHP 30,000,000	02/04/2021	1,633
Standard Chartered Bank	USD 2,561,683	RUB 190,000,000	02/04/2021	—
Standard Chartered Bank	COP 1,500,000,000	USD 435,127	02/04/2021	(3,590)
Standard Chartered Bank	BRL 45,000,000	USD 8,687,259	02/04/2021	26,716
Westpac Banking Corp.	MXN 150,000,000	USD 7,501,129	02/04/2021	(1,467)
Total				$ (3,994)

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesia Rupiah
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippines Peso
RUB	Russian Ruble
THB	Thai Baht
During the year ended December 31, 2020, average notional value related to foreign currency exchange contracts was $38,211,656 or 4% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$988,524,749	$—	$988,524,749
Short-Term Investment	10,227,948	—	—	10,227,948
TOTAL INVESTMENTS	$10,227,948	$988,524,749	$—	$998,752,697
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	83,265	—	83,265
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 83,265	$—	$ 83,265
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$10,227,948	$988,520,755	$—	$998,748,703
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(87,259)	—	(87,259)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (87,259)	$—	$ (87,259)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,199,472	$5,199,472	$250,805,776	$245,777,300	$—	$—	10,227,948	$10,227,948	$29,435
State Street Navigator Securities Lending Portfolio II	—	—	90,715,943	90,715,943	—	—	—	—	3,588
Total		$5,199,472	$341,521,719	$336,493,243	$—	$—		$10,227,948	$33,023
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AUSTRALIA — 0.9%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	100,000	$ 128,365
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	300,000	616,850
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	400,000	524,960
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	135,162
Series EMTN, 2.75%, 8/8/2022	EUR	250,000	320,746
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	200,000	262,320
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	260,348
Westpac Banking Corp. Series EMTN, 0.25%, 1/17/2022	EUR	150,000	184,796
			2,433,547
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	300,000	390,469
BELGIUM — 2.4%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	200,000	261,325
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	260,763
Series EMTN, 1.50%, 3/17/2025	EUR	490,000	640,260
Series EMTN, 1.50%, 4/18/2030	EUR	300,000	409,923
Series EMTN, 1.65%, 3/28/2031	EUR	500,000	687,239
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	527,441
Series EMTN, 2.13%, 12/2/2027	EUR	400,000	556,423
Series EMTN, 2.25%, 5/24/2029	GBP	300,000	452,758
Series EMTN, 2.75%, 3/17/2036	EUR	600,000	922,699
Series EMTN, 2.85%, 5/25/2037	GBP	200,000	319,493
Series EMTN, 2.88%, 4/2/2032	EUR	300,000	459,847
3.70%, 4/2/2040	EUR	100,000	172,757
KBC Group NV:
Series EMTN, 0.75%, 3/1/2022	EUR	400,000	495,236
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 1/25/2024	EUR	100,000	$ 126,814
			6,292,978
CANADA — 0.5%
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	124,853
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	300,000	375,318
Royal Bank of Canada 0.13%, 7/23/2024	EUR	100,000	123,355
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	100,000	124,192
Series EMTN, 0.63%, 7/20/2023	EUR	400,000	500,344
			1,248,062
DENMARK — 0.6%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	265,058
Danske Bank A/S:
Series EMTN, 0.63%, 5/26/2025	EUR	100,000	125,539
Series EMTN, 0.75%, 6/2/2023	EUR	100,000	125,120
Series EMTN, 0.88%, 5/22/2023	EUR	200,000	249,489
0.88%, 5/22/2023	EUR	100,000	124,745
1 year GBP Swap + 1.15%, 0.50%, 8/27/2025 (a)	EUR	400,000	492,680
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (a)	GBP	100,000	143,023
			1,525,654
FINLAND — 0.9%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	300,000	379,352
Series EMTN, 0.88%, 6/26/2023	EUR	400,000	502,438
Series EMTN, 1.00%, 2/22/2023	EUR	400,000	502,681
Series EMTN, 1.13%, 2/12/2025	EUR	100,000	129,095
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	132,194
OP Corporate Bank PLC:
Series EMTN, 0.50%, 8/12/2025	EUR	300,000	376,376
Series EMTN, 0.75%, 3/3/2022	EUR	200,000	247,768
			2,269,904

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
FRANCE — 18.8%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	$ 270,340
Airbus Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	300,000	393,061
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	200,000	268,584
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	144,734
Series EMTN, 2.38%, 4/7/2032	EUR	400,000	578,935
Auchan Holding SA Series EMTN, 2.88%, 1/29/2026	EUR	200,000	270,874
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	265,026
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	274,366
Series EMTN, 1.38%, 2/21/2031	EUR	300,000	411,682
Series EMTN, 5.63%, 7/4/2022	EUR	200,000	266,244
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.13%, 2/5/2024	EUR	100,000	123,687
0.63%, 2/21/2031	EUR	200,000	248,552
Series EMTN, 0.75%, 7/17/2025	EUR	700,000	889,734
Series EMTN, 0.75%, 6/8/2026	EUR	600,000	765,524
0.75%, 1/17/2030	EUR	100,000	126,907
Series EMTN, 1.25%, 1/14/2025	EUR	500,000	645,889
Series EMTN, 1.25%, 5/26/2027	EUR	200,000	264,540
1.25%, 6/3/2030	EUR	300,000	396,455
Series EMTN, 1.38%, 7/16/2028	EUR	100,000	134,908
Series EMTN, 1.63%, 1/19/2026	EUR	300,000	398,746
Series EMTN, 1.75%, 3/15/2029	EUR	300,000	412,586
Series EMTN, 2.63%, 3/18/2024	EUR	500,000	667,297
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	267,894
Series EMTN, 3.25%, 8/23/2022	EUR	200,000	259,133
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	200,000	243,393
Security Description		Principal Amount	Value
Series EMTN, 0.75%, 11/11/2022	EUR	450,000	$ 561,512
Series EMTN, 1.13%, 1/15/2023	EUR	392,000	493,107
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	189,883
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	384,733
Series EMTN, 1.38%, 5/28/2029	EUR	600,000	797,133
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	261,106
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	267,399
Series EMTN, 1.50%, 5/25/2028	EUR	400,000	541,242
Series EMTN, 1.63%, 2/23/2026	EUR	100,000	133,289
1.88%, 12/14/2027	GBP	200,000	289,961
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	132,910
Series EMTN, 2.88%, 10/24/2022	EUR	600,000	776,862
Series EMTN, 2.88%, 9/26/2023	EUR	100,000	132,793
Series EMTN, 3.38%, 1/23/2026	GBP	300,000	461,663
Series EMTN, 4.50%, 3/21/2023	EUR	200,000	270,504
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.50%, 2/19/2028 (a)	EUR	200,000	247,338
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.13%, 4/17/2029 (a)	EUR	300,000	387,099
Series EMTN, 3 Month USD LIBOR + 1.80%, 2.13%, 1/23/2027 (a)	EUR	200,000	268,126
Bouygues SA 1.13%, 7/24/2028	EUR	200,000	264,890
Bpce SA 1.00%, 7/15/2024	EUR	700,000	891,837
BPCE SA:
0.25%, 1/15/2026	EUR	200,000	248,155
Series EMTN, 0.63%, 9/26/2023	EUR	300,000	375,933
0.63%, 4/28/2025	EUR	300,000	378,053
Series EMTN, 0.88%, 1/31/2024	EUR	200,000	251,410
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	127,181
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	393,874
Series EMTN, 1.13%, 1/18/2023	EUR	500,000	627,701
3 Month USD LIBOR + 1.00%, 0.50%, 9/15/2027 (a)	EUR	200,000	248,256

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Capgemini SE:
2.00%, 4/15/2029	EUR	100,000	$ 138,785
2.38%, 4/15/2032	EUR	400,000	582,494
2.50%, 7/1/2023	EUR	100,000	129,619
Carrefour SA:
Series EMTN, 1.75%, 7/15/2022	EUR	300,000	376,147
Series EMTN, 2.63%, 12/15/2027	EUR	100,000	142,725
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	200,000	281,655
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	141,956
Credit Agricole SA:
0.13%, 12/9/2027	EUR	200,000	244,145
Series EMTN, 0.75%, 12/5/2023	EUR	100,000	125,830
0.88%, 1/14/2032	EUR	400,000	512,868
1.00%, 7/3/2029	EUR	400,000	528,847
Series EMTN, 1.25%, 4/14/2026	EUR	600,000	786,149
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	258,385
Series EMTN, 1.38%, 5/3/2027	EUR	400,000	532,978
Series EMTN, 1.75%, 3/5/2029	EUR	100,000	136,679
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	134,764
Series EMTN, 2.38%, 5/20/2024	EUR	300,000	399,123
Series EMTN, 3.13%, 7/17/2023	EUR	400,000	533,688
Series EMTN, 3.13%, 2/5/2026	EUR	300,000	427,834
Series EMTN, 3 Month USD LIBOR + 1.25%, 1.00%, 4/22/2026 (a)	EUR	400,000	508,840
Danone SA:
Series EMTN, 0.42%, 11/3/2022	EUR	400,000	495,319
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	380,226
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	134,618
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	252,173
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	250,000	350,327
Engie SA:
1.38%, 3/27/2025	EUR	200,000	259,552
Series EMTN, 2.38%, 5/19/2026	EUR	300,000	415,462
Security Description		Principal Amount	Value
Series EMTN, 5.00%, 10/1/2060	GBP	200,000	$ 535,525
EssilorLuxottica SA:
Series EMTN, Zero Coupon, 5/27/2023	EUR	400,000	491,084
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	246,693
Series EMTN, 0.38%, 1/5/2026	EUR	500,000	625,359
Series EMTN, 0.38%, 11/27/2027	EUR	100,000	124,633
0.75%, 11/27/2031	EUR	200,000	255,590
HSBC Continental Europe SA Series EMTN, 0.25%, 5/17/2024 (b)	EUR	600,000	744,138
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, Zero Coupon, 2/11/2024	EUR	200,000	246,085
Zero Coupon, 2/11/2026	EUR	100,000	123,319
0.13%, 2/11/2028	EUR	200,000	247,443
0.38%, 2/11/2031	EUR	600,000	749,899
Series EMTN, 0.75%, 5/26/2024	EUR	500,000	630,715
Series EMTN, 1.00%, 2/11/2023	GBP	100,000	138,455
Series EMTN, 1.13%, 2/11/2027	GBP	200,000	279,585
Orange SA:
Series EMTN, 1.13%, 7/15/2024	EUR	300,000	382,416
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	134,145
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	136,655
Series EMTN, 2.00%, 1/15/2029	EUR	500,000	705,039
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	165,380
Series EMTN, 8.13%, 1/28/2033	EUR	550,000	1,280,361
Pernod Ricard SA:
1.13%, 4/7/2025	EUR	300,000	385,793
1.75%, 4/8/2030	EUR	100,000	139,674
Peugeot SA 2.75%, 5/15/2026	EUR	200,000	273,211
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	600,000	765,190
Series EMTN, 1.13%, 3/10/2022	EUR	400,000	496,194
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	276,887
Series EMTN, 1.50%, 4/1/2030	EUR	100,000	139,506
Series EMTN, 1.75%, 9/10/2026	EUR	700,000	950,344

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 20FX, 1.88%, 3/21/2038	EUR	200,000	$ 315,054
Series EMTN, 2.50%, 11/14/2023	EUR	300,000	394,044
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	200,000	248,929
Societe Generale SA:
Series ., Zero Coupon, 5/27/2022	EUR	100,000	122,875
0.13%, 2/24/2026	EUR	600,000	739,918
Series EMTN, 0.25%, 1/18/2022	EUR	100,000	123,153
Series EMTN, 0.75%, 5/26/2023	EUR	400,000	501,211
0.75%, 1/25/2027	EUR	100,000	125,336
Series EMTN, 1.00%, 4/1/2022	EUR	300,000	372,682
Series EMTN, 1.13%, 1/23/2025	EUR	300,000	382,227
Series EMTN, 1.25%, 2/15/2024	EUR	100,000	126,960
1.25%, 6/12/2030	EUR	100,000	129,270
Series EMTN, 1.75%, 3/22/2029	EUR	500,000	671,805
Series ETMN, 2.13%, 9/27/2028	EUR	400,000	549,746
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	392,286
Total Capital Canada, Ltd.:
Series EMTN, 1.13%, 3/18/2022	EUR	100,000	124,539
Series EMTN, 2.13%, 9/18/2029	EUR	600,000	870,091
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	500,000	620,351
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	129,525
Series EMTN, 1.49%, 4/8/2027	EUR	500,000	670,197
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	286,668
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	146,251
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	279,691
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	200,000	283,920
			48,880,276
GERMANY — 10.9%
Allianz Finance II B.V.:
Series EMTN, 3.50%, 2/14/2022	EUR	400,000	510,716
Series 62, 4.50%, 3/13/2043	GBP	100,000	224,347
Security Description		Principal Amount	Value
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	400,000	$ 499,889
0.88%, 11/15/2027	EUR	200,000	261,523
Series 10Y, 2.00%, 12/5/2022	EUR	200,000	255,257
Bayer AG:
0.38%, 7/6/2024	EUR	100,000	123,985
1.13%, 1/6/2030	EUR	300,000	385,647
1.38%, 7/6/2032	EUR	200,000	260,893
BMW Finance NV:
Series EMTN, Zero Coupon, 4/14/2023	EUR	200,000	245,428
Series EMTN, 0.50%, 11/22/2022	EUR	100,000	123,963
Series EMTN, 0.63%, 10/6/2023	EUR	400,000	499,656
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	127,563
BMW US Capital LLC Series EMTN, 0.63%, 4/20/2022	EUR	400,000	495,101
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	300,000	373,502
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	124,336
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	125,538
Series EMTN, 1.00%, 3/4/2026	EUR	500,000	639,678
Daimler AG:
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	257,505
Series EMTN, 1.13%, 11/6/2031	EUR	300,000	388,530
Series EMTN, 1.38%, 5/11/2028	EUR	300,000	396,391
Series EMTN, 1.40%, 1/12/2024	EUR	193,000	246,288
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	262,520
Series EMTN, 1.50%, 7/3/2029	EUR	400,000	538,811
Series EMTN, 1.63%, 8/22/2023	EUR	400,000	511,095
Series EMTN, 2.13%, 7/3/2037	EUR	250,000	374,682
Series EMTN, 2.63%, 4/7/2025	EUR	300,000	406,505
Daimler International Finance B.V.:
Series EMTN, 0.25%, 5/11/2022	EUR	200,000	246,291
Series EMTN, 0.63%, 5/6/2027	EUR	200,000	250,272

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series EMTN, 0.85%, 2/28/2025	EUR	500,000	$ 631,577
Series EMTN, 0.88%, 4/9/2024	EUR	600,000	753,488
Series EMTN, 1.00%, 11/11/2025	EUR	400,000	510,852
Deutsche Bank AG:
Series MTN, 1.13%, 8/30/2023	EUR	400,000	505,449
Series EMTN, 1.50%, 1/20/2022	EUR	500,000	620,972
Series EMTN, 1.63%, 1/20/2027	EUR	1,000,000	1,276,461
Series EMTN, 2.38%, 1/11/2023	EUR	200,000	256,222
Series EMTN, 2.63%, 12/16/2024	GBP	200,000	288,001
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	300,000	380,104
Series EMTN, 1.75%, 3/25/2031	EUR	200,000	282,090
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	126,455
Series EMTN, 1.38%, 12/1/2025	EUR	100,000	131,448
Series EMTN, 1.38%, 1/30/2027	EUR	400,000	531,779
Series EMTN, 1.50%, 4/3/2028	EUR	350,000	473,059
Series EMTN, 2.00%, 12/1/2029	EUR	100,000	142,961
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	196,147
Series EMTN, 4.25%, 7/13/2022	EUR	200,000	261,529
Series EMTN, 6.50%, 4/8/2022	GBP	40,000	59,018
Series EMTN, 6.50%, 4/8/2022	GBP	70,000	103,281
E.ON International Finance B.V.:
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	219,905
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	115,620
Series EMTN, 6.38%, 6/7/2032	GBP	440,000	916,944
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	242,426
E.ON SE:
Series EMTN, 0.38%, 4/20/2023	EUR	100,000	123,945
Security Description		Principal Amount	Value
Series EMTN, 0.38%, 9/29/2027	EUR	100,000	$ 125,697
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	129,002
Series EMTN, 2.25%, 3/30/2023	EUR	248,000	317,413
innogy Finance B.V. Series EMTN, 6.25%, 6/3/2030	GBP	350,000	689,658
Linde Finance B.V. Series EMTN, 0.25%, 1/18/2022	EUR	100,000	122,995
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	100,000	125,529
1.25%, 3/10/2028	EUR	200,000	267,714
1.63%, 3/10/2031	EUR	300,000	424,644
Series EMTN, 1.75%, 2/22/2027	EUR	250,000	340,085
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2023	EUR	300,000	368,849
0.13%, 9/5/2029	EUR	300,000	373,296
Series EMTN, 0.38%, 6/5/2026	EUR	100,000	125,810
Series EMTN, 1.00%, 2/20/2025	GBP	100,000	140,373
Series EMTN, 2.88%, 3/10/2028	EUR	400,000	597,519
Volkswagen Financial Services AG Series EMTN, 1.50%, 10/1/2024	EUR	300,000	384,522
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	62,297
1.13%, 10/2/2023	EUR	500,000	631,012
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	134,143
Series 10Y, 1.88%, 3/30/2027	EUR	1,100,000	1,471,857
3.25%, 11/18/2030	EUR	100,000	152,798
4.13%, 11/16/2038	EUR	100,000	175,019
Volkswagen Leasing GmbH:
0.50%, 6/20/2022	EUR	100,000	123,350
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	252,152
Series EMTN, 1.38%, 1/20/2025	EUR	300,000	383,826
Series EMTN, 2.38%, 9/6/2022	EUR	100,000	127,226

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series EMTN, 2.63%, 1/15/2024	EUR	335,000	$ 440,634
Vonovia Finance B.V.:
Series EMTN, 1.25%, 12/6/2024	EUR	300,000	387,154
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	131,052
Wintershall Dea Finance B.V.:
0.45%, 9/25/2023	EUR	200,000	246,677
0.45%, 9/25/2023	EUR	100,000	123,338
0.84%, 9/25/2025	EUR	100,000	124,778
1.33%, 9/25/2028	EUR	200,000	252,652
1.82%, 9/25/2031	EUR	200,000	256,884
			28,315,600
IRELAND — 0.2%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	189,022
1.50%, 9/27/2026	EUR	250,000	332,162
			521,184
ITALY — 4.7%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	350,000	514,739
Enel Finance International NV:
Series EMTN, Zero Coupon, 6/17/2024	EUR	400,000	491,618
Series EMTN, 0.38%, 6/17/2027	EUR	100,000	124,629
Series EMTN, 1.00%, 9/16/2024	EUR	400,000	509,563
Series EMTN, 1.13%, 9/16/2026	EUR	200,000	260,831
1.38%, 6/1/2026	EUR	400,000	525,666
Series EMTN, 1.50%, 7/21/2025	EUR	200,000	261,345
Series EMTN, 1.97%, 1/27/2025	EUR	250,000	330,964
Series EMTN, 5.00%, 9/14/2022	EUR	150,000	199,830
Series EMTN, 5.63%, 8/14/2024	GBP	150,000	242,439
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	557,261
Eni SpA:
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	133,009
Series EMTN, 3.63%, 1/29/2029	EUR	500,000	777,015
Series EMTN, 3.75%, 9/12/2025	EUR	650,000	936,274
Intesa Sanpaolo SpA:
Series EMTN, 1.00%, 7/4/2024	EUR	200,000	252,301
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 3/4/2022	EUR	527,000	$ 654,395
Series EMTN, 1.38%, 1/18/2024	EUR	500,000	635,671
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	397,917
Series EMTN, 1.75%, 7/4/2029	EUR	300,000	400,440
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	129,140
2.13%, 5/26/2025	EUR	100,000	132,236
Series EMTN, 4.00%, 10/30/2023	EUR	100,000	136,029
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	300,000	385,734
Terna Rete Elettrica Nazionale SpA:
Series EMTN, 0.88%, 2/2/2022	EUR	248,000	307,224
Series EMTN, 1.00%, 7/23/2023	EUR	100,000	126,277
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	267,070
UniCredit SpA:
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	123,897
Series EMTN, 1.00%, 1/18/2023	EUR	250,000	311,702
Series EMTN, 2.00%, 3/4/2023	EUR	257,000	328,930
Series EMTN, 2.13%, 10/24/2026	EUR	200,000	270,760
Series EMTN, 3 Month USD LIBOR + 1.35%, 1.20%, 1/20/2026 (a)	EUR	300,000	372,605
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (a)	EUR	400,000	505,337
Series EMTN, 3 Month USD LIBOR + 2.55%, 2.20%, 7/22/2027 (a)	EUR	550,000	713,880
			12,316,728
JAPAN — 1.4%
Mizuho Financial Group, Inc. 0.69%, 10/7/2030	EUR	300,000	378,447
Panasonic Corp. Series 17, 0.47%, 9/18/2026	JPY	100,000,000	978,609
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	300,000	378,561
1.55%, 6/15/2026	EUR	200,000	264,697
Takeda Pharmaceutical Co., Ltd.:
Series REGS, 1.13%, 11/21/2022	EUR	300,000	375,455
1.38%, 7/9/2032	EUR	200,000	262,526

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
2.00%, 7/9/2040	EUR	200,000	$ 277,795
Series REGS, 2.25%, 11/21/2026	EUR	200,000	275,034
Series REGS, 3.00%, 11/21/2030	EUR	350,000	526,934
			3,718,058
LUXEMBOURG — 1.3%
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	200,000	246,872
1.13%, 10/17/2028	EUR	400,000	514,071
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	262,751
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	200,000	278,919
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	400,000	519,811
Novartis Finance SA:
Zero Coupon, 9/23/2028	EUR	300,000	368,706
0.13%, 9/20/2023	EUR	200,000	247,855
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	100,000	129,556
1.50%, 3/26/2030	EUR	300,000	415,958
2.00%, 3/26/2038	EUR	300,000	455,978
			3,440,477
MEXICO — 0.3%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	200,000	251,660
4.38%, 8/7/2041	GBP	100,000	192,671
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	300,000	381,120
			825,451
NETHERLANDS — 8.5%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	400,000	498,553
0.60%, 1/15/2027	EUR	300,000	377,320
Series EMTN, 1.00%, 4/16/2025	EUR	443,000	568,956
Series EMTN, 1.25%, 5/28/2025	EUR	100,000	128,847
Series EMTN, 2.50%, 11/29/2023	EUR	300,000	395,916
Series EMTN, 4.13%, 3/28/2022	EUR	360,000	464,797
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	264,603
Security Description		Principal Amount	Value
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	600,000	$ 839,115
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	124,109
1.50%, 6/26/2026	EUR	600,000	785,152
BMW Finance NV:
Series EMTN, 0.38%, 7/10/2023	EUR	557,000	690,609
Series EMTN, 1.50%, 2/6/2029	EUR	300,000	408,736
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	100,000	124,340
Series EMTN, 0.63%, 2/27/2024	EUR	400,000	501,000
Series GMTN, 0.75%, 8/29/2023	EUR	100,000	125,324
Series GMTN, 1.13%, 5/7/2031	EUR	200,000	268,500
Series GMTN, 1.25%, 3/23/2026	EUR	900,000	1,177,931
Series GMTN, 1.38%, 2/3/2027	EUR	100,000	132,843
Series GMTN, 2.25%, 3/23/2022	GBP	50,000	70,082
Series EMTN, 2.38%, 5/22/2023	EUR	370,000	481,728
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	255,795
4.13%, 7/14/2025	EUR	350,000	511,482
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	656,277
3 Month USD LIBOR + 1.18%, 0.88%, 5/5/2028 (a)	EUR	200,000	256,400
Daimler International Finance B.V. Series EMTN, 0.63%, 2/27/2023	EUR	200,000	248,488
Deutsche Telekom International Finance B.V. Series EMTN, 0.63%, 4/3/2023	EUR	300,000	374,256
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	300,000	379,549
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	200,000	258,485
ING Groep NV:
Series EMTN, 0.75%, 3/9/2022	EUR	200,000	247,507
Series EMTN, 1.00%, 9/20/2023	EUR	200,000	252,541
Series EMTN, 1.13%, 2/14/2025	EUR	100,000	127,973

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	$ 266,791
Series EMTN, 2.00%, 9/20/2028	EUR	600,000	837,202
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	151,127
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	303,384
Series EMTN, 3 Month USD LIBOR + 0.60%, 0.10%, 9/3/2025 (a)	EUR	600,000	736,321
innogy Finance B.V. Series EMTN, 1.50%, 7/31/2029	EUR	100,000	135,860
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	250,507
LeasePlan Corp. NV 0.13%, 9/13/2023	EUR	300,000	367,764
Naturgy Finance B.V. Series EMTN, 1.25%, 1/15/2026	EUR	300,000	388,833
Schlumberger Finance B.V. 1.38%, 10/28/2026	EUR	300,000	395,418
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	200,000	247,664
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	250,561
0.50%, 5/11/2024	EUR	100,000	125,345
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	128,831
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	124,858
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	124,387
Series EMTN, 1.13%, 4/7/2024	EUR	100,000	127,810
Series EMTN, 1.25%, 5/12/2028	EUR	400,000	533,294
Series EMTN, 1.25%, 11/11/2032	EUR	200,000	270,282
Series EMTN, 1.50%, 4/7/2028	EUR	300,000	406,856
Series EMTN, 1.50%, 4/7/2028	EUR	200,000	271,237
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	539,629
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	268,717
Series EMTN, 1.88%, 4/7/2032	EUR	460,000	659,891
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	139,458
Security Description		Principal Amount	Value
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2026	EUR	100,000	$ 123,544
Series EMTN, 0.38%, 9/6/2023	EUR	500,000	622,794
Series EMTN, 1.38%, 9/6/2030	EUR	600,000	833,380
Unilever Finance Netherlands B.V.:
Series EMTN, 1.25%, 3/25/2025	EUR	200,000	259,143
1.75%, 3/25/2030	EUR	200,000	282,130
			22,170,232
NORWAY — 0.2%
DNB Bank ASA Series EMTN, 4.25%, 1/18/2022	EUR	500,000	641,347
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 2.63%, 1/18/2022	EUR	127,000	159,974
SPAIN — 5.5%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	400,000	541,359
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	142,397
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	100,000	123,586
Series EMTN, 0.38%, 11/15/2026	EUR	300,000	374,314
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	249,477
Series GMTN, 0.75%, 9/11/2022	EUR	100,000	124,320
Series GMTN, 0.75%, 6/4/2025	EUR	200,000	253,960
1.00%, 6/21/2026	EUR	400,000	514,478
Series GMTN, 1.13%, 2/28/2024	EUR	100,000	126,336
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	129,868
Banco de Sabadell SA:
Series EMTN, 0.88%, 3/5/2023	EUR	100,000	124,456
Series REGS, 0.88%, 7/22/2025	EUR	100,000	124,967
Series EMTN, 1.75%, 5/10/2024	EUR	400,000	506,133
Banco Santander SA:
Series EMTN, 0.25%, 6/19/2024	EUR	300,000	371,785

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	$ 124,643
Series EMTN, 1.13%, 1/17/2025	EUR	500,000	635,793
Series EMTN, 1.13%, 6/23/2027	EUR	200,000	258,961
1.38%, 2/9/2022	EUR	100,000	124,551
Series EMTN, 1.38%, 12/14/2022	EUR	200,000	252,494
1.38%, 7/31/2024	GBP	100,000	140,065
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	129,663
Series EMTN, 1.38%, 1/5/2026	EUR	400,000	518,650
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	500,000	619,055
Series EMTN, 1.13%, 1/12/2023	EUR	200,000	250,279
Series EMTN, 1.13%, 5/17/2024	EUR	400,000	508,229
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	256,975
Series EMTN, 1.38%, 6/19/2026	EUR	300,000	386,812
Series EMTN, 2.38%, 2/1/2024	EUR	300,000	392,771
3 Month USD LIBOR + 1.17%, 0.75%, 7/10/2026 (a)	EUR	300,000	376,670
Criteria Caixa SA Series EMTN, 1.63%, 4/21/2022	EUR	200,000	250,240
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	300,000	383,550
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	100,000	130,063
Mapfre SA 1.63%, 5/19/2026	EUR	100,000	134,036
Naturgy Finance B.V. Series EMTN, 1.38%, 1/19/2027	EUR	100,000	131,226
Santan Consumer Finance SA Series EMTN, 1.00%, 2/27/2024	EUR	100,000	126,427
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	123,999
Series EMTN, 0.38%, 1/17/2025	EUR	400,000	496,217
0.88%, 1/24/2022	EUR	400,000	495,336
Telefonica Emisiones SA:
0.66%, 2/3/2030	EUR	100,000	125,606
Security Description		Principal Amount	Value
Series EMTN, 1.07%, 2/5/2024	EUR	400,000	$ 506,512
Series EMTN, 1.20%, 8/21/2027	EUR	400,000	522,898
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	263,782
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	395,477
Series EMTN, 1.50%, 9/11/2025	EUR	200,000	261,612
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	391,106
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	406,588
Series EMTN, 1.79%, 3/12/2029	EUR	200,000	274,704
Series EMTN, 2.24%, 5/27/2022	EUR	200,000	253,201
			14,355,627
SWEDEN — 1.2%
Skandinaviska Enskilda Banken AB:
0.05%, 7/1/2024	EUR	200,000	246,761
Series GMTN, 0.25%, 5/19/2023	EUR	200,000	247,646
Series GMTN, 0.50%, 3/13/2023	EUR	100,000	124,428
Series EMTN, 0.63%, 11/12/2029 (b)	EUR	500,000	636,919
Svenska Handelsbanken AB:
Series EMTN, 0.25%, 2/28/2022	EUR	200,000	246,598
0.50%, 2/18/2030	EUR	300,000	377,393
0.50%, 2/18/2030	EUR	200,000	251,595
Series EMTN, 1.13%, 12/14/2022	EUR	400,000	503,840
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	256,669
Swedbank AB Series EMTN, 0.75%, 5/5/2025	EUR	100,000	126,625
			3,018,474
SWITZERLAND — 3.2%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	126,081
Series EMTN, 1.38%, 1/31/2022	EUR	400,000	498,686
Series EMTN, 1.50%, 4/10/2026	EUR	300,000	396,172
Credit Suisse Group AG:
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	144,678

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (a)	EUR	300,000	$ 381,872
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (a)	EUR	400,000	509,317
1 year GBP Swap + 1.23%, 2.13%, 9/12/2025 (a)	GBP	400,000	573,482
Series EMTN, 1 year GBP Swap + 3.50%, 3.25%, 4/2/2026 (a)	EUR	400,000	553,094
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (a)	GBP	200,000	289,657
Series EMTN, 1 year GBP Swap + 0.77%, 0.65%, 1/14/2028 (a)	EUR	400,000	500,340
Credit Suisse Group Funding Guernsey, Ltd. Series EMTN, 1.25%, 4/14/2022	EUR	255,000	317,655
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	255,517
Nestle Finance International, Ltd.:
0.38%, 5/12/2032	EUR	200,000	252,896
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	130,539
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	417,598
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	128,035
UBS AG Series EMTN, 0.75%, 4/21/2023	EUR	600,000	750,290
UBS Group AG:
Series EMTN, 1.25%, 9/1/2026	EUR	500,000	650,862
1.50%, 11/30/2024	EUR	500,000	639,218
1.75%, 11/16/2022	EUR	300,000	380,798
Series EMTN, 1 year GBP Swap + 0.55%, 0.25%, 1/29/2026 (a)	EUR	200,000	246,469
1 year GBP Swap + 0.75%, 1.25%, 4/17/2025 (a)	EUR	200,000	254,786
			8,398,042
UNITED KINGDOM — 10.1%
Barclays PLC:
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	128,933
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	145,370
Security Description		Principal Amount	Value
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	$ 152,069
Series EMTN, 3.25%, 1/17/2033	GBP	300,000	481,904
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (a)	EUR	500,000	640,265
Series ., 1 year GBP Swap + 1.32%, 2.38%, 10/6/2023 (a)	GBP	200,000	280,982
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (a)	EUR	400,000	539,585
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (a)	EUR	200,000	269,793
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	268,425
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	209,309
Series EMTN, 5.13%, 12/1/2025	GBP	100,000	168,330
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	300,000	397,077
Series EMTN, 1.57%, 2/16/2027	EUR	500,000	664,553
1.88%, 4/7/2024	EUR	100,000	130,140
2.82%, 4/7/2032	EUR	300,000	462,934
Series EMTN, 2.97%, 2/27/2026	EUR	300,000	422,606
British Telecommunications PLC:
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	253,094
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	263,184
Series EMTN, 1.75%, 3/10/2026	EUR	500,000	662,463
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	147,539
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	155,253
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	315,932
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	224,541
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	200,000	251,352
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	300,000	376,822

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
CK Hutchison Group Telecom Finance SA 0.75%, 4/17/2026	EUR	100,000	$ 126,001
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	95,003	150,346
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	298,938
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	200,000	261,304
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	142,189
Series EMTN, 1.38%, 12/2/2024	EUR	250,000	324,186
Series EMTN, 1.63%, 5/12/2035	GBP	300,000	431,015
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	215,303
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	215,303
Series EMTN, 5.25%, 12/19/2033	GBP	168,000	346,869
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	231,934
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	247,002
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	191,711
Series REGS, 5.23%, 2/15/2023	GBP	100,000	148,631
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	207,851
Series REGS, 6.45%, 12/10/2031	GBP	350,000	692,732
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	175,855
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	500,000	633,225
Series EMTN, 1.50%, 3/15/2022	EUR	400,000	500,352
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	423,060
2.63%, 8/16/2028	GBP	200,000	303,669
1 year GBP Swap + 0.94%, 2.18%, 6/27/2023 (a)	GBP	100,000	139,886
1 year GBP Swap + 1.04%, 2.26%, 11/13/2026 (a)	GBP	300,000	436,670
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	200,000	305,241
1 year GBP Swap + 1.77%, 3.00%, 5/29/2030 (a)	GBP	200,000	311,189
Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (a)	EUR	250,000	$ 320,398
Imperial Brands Finance PLC Series EMTN, 9.00%, 2/17/2022	GBP	50,000	74,824
Lloyds Bank Corporate Markets PLC Series EMTN, 0.25%, 10/4/2022	EUR	200,000	246,168
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	90,000	230,610
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	400,000	534,918
Series EMTN, 2.25%, 10/16/2024	GBP	400,000	573,362
Series EMTN, 1 year GBP Swap + 0.47%, 0.63%, 1/15/2024 (a)	EUR	600,000	741,906
Series EMTN, 1 year GBP Swap + 3.75%, 3.50%, 4/1/2026 (a)	EUR	200,000	278,091
UK 10 year Gilt + 1.30%, 1.88%, 1/15/2026 (a)	GBP	100,000	141,252
Logicor 2019-1 UK PLC:
1.88%, 11/17/2026	GBP	100,000	145,460
1.88%, 11/17/2026	GBP	100,000	145,460
Nationwide Building Society:
0.25%, 7/22/2025	EUR	200,000	246,934
3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (a)	EUR	200,000	258,993
Natwest Group PLC:
Series EMTN, 2.50%, 3/22/2023	EUR	222,000	286,619
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	100,000	148,376
Series EMTN, 3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023 (a)	EUR	400,000	501,214
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (a)	EUR	600,000	778,332
NatWest Markets PLC Series EMTN, 2.75%, 4/2/2025	EUR	400,000	543,188
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	251,781
Sky, Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	100,000	139,964
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	333,641

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
University of Oxford 2.54%, 12/8/2117	GBP	150,000	$ 321,048
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	300,000	387,198
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	136,858
1.63%, 11/24/2030	EUR	300,000	410,260
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	385,408
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	199,153
Series EMTN, 2.20%, 8/25/2026	EUR	328,000	449,381
Series EMTN, 3.00%, 8/12/2056	GBP	250,000	396,773
Series EMTN, 3.38%, 8/8/2049	GBP	200,000	336,586
Series EMTN, 4.65%, 1/20/2022	EUR	100,000	128,581
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	218,618
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	200,000	299,894
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	201,591
			26,265,757
UNITED STATES — 26.3%
AbbVie, Inc. 1.38%, 5/17/2024	EUR	214,000	273,309
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	300,000	374,383
2.20%, 6/15/2027	EUR	200,000	266,862
3.13%, 6/15/2031 (b)	EUR	200,000	291,233
American Honda Finance Corp.:
0.35%, 8/26/2022	EUR	100,000	123,453
1.95%, 10/18/2024	EUR	300,000	394,441
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	269,175
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	247,926
4.00%, 9/13/2029	GBP	100,000	171,323
Apple, Inc.:
0.50%, 11/15/2031	EUR	300,000	384,831
0.88%, 5/24/2025	EUR	100,000	127,989
Series EMTN, 1.00%, 11/10/2022	EUR	400,000	501,388
Series EMTN, 1.00%, 11/10/2022	EUR	50,000	62,674
1.38%, 1/17/2024	EUR	100,000	128,594
Security Description		Principal Amount	Value
1.38%, 5/24/2029	EUR	300,000	$ 408,422
1.63%, 11/10/2026	EUR	440,000	594,050
2.00%, 9/17/2027	EUR	100,000	139,698
3.05%, 7/31/2029	GBP	200,000	333,169
Series MTN, 3.70%, 8/28/2022	AUD	150,000	122,284
AT&T, Inc.:
0.80%, 3/4/2030	EUR	100,000	125,623
1.30%, 9/5/2023	EUR	100,000	126,541
1.45%, 6/1/2022	EUR	700,000	873,113
1.60%, 5/19/2028	EUR	600,000	800,479
2.35%, 9/5/2029	EUR	200,000	283,422
2.40%, 3/15/2024	EUR	400,000	524,468
2.45%, 3/15/2035	EUR	100,000	143,658
2.50%, 3/15/2023	EUR	400,000	514,859
2.90%, 12/4/2026	GBP	100,000	151,534
3.15%, 9/4/2036	EUR	603,000	933,393
3.50%, 12/17/2025	EUR	100,000	142,280
3.55%, 12/17/2032	EUR	300,000	479,678
4.25%, 6/1/2043	GBP	100,000	181,084
4.38%, 9/14/2029	GBP	50,000	84,687
4.88%, 6/1/2044	GBP	550,000	1,088,202
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	236,066
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	100,000	125,199
Series EMTN, 1.63%, 9/14/2022	EUR	400,000	504,984
Series EMTN, 2.30%, 7/25/2025	GBP	200,000	295,766
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	497,676
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.58%, 8/8/2029 (a)	EUR	100,000	125,155
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.81%, 5/9/2026 (a)	EUR	200,000	252,409
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (a)	EUR	400,000	534,095
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	300,000	400,093
3 Month USD LIBOR + 0.94%, 0.65%, 10/26/2031 (a)	EUR	200,000	250,412
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (a)	EUR	700,000	892,461
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	300,000	399,257
Series EMTN, 3 Month USD LIBOR + 3.67%, 3.65%, 3/31/2029 (a)	EUR	200,000	303,954

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	$ 322,154
2.63%, 6/19/2059	GBP	200,000	363,811
Berkshire Hathaway, Inc.:
Zero Coupon, 3/12/2025	EUR	500,000	614,938
1.13%, 3/16/2027	EUR	300,000	392,105
1.30%, 3/15/2024	EUR	50,000	63,904
1.63%, 3/16/2035	EUR	200,000	287,986
Booking Holdings, Inc.:
0.80%, 3/10/2022	EUR	100,000	123,578
0.80%, 3/10/2022	EUR	100,000	123,578
1.80%, 3/3/2027	EUR	300,000	403,457
2.38%, 9/23/2024	EUR	100,000	132,223
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	200,000	250,606
1.25%, 4/10/2029	EUR	300,000	394,521
Series EMTN, 1.50%, 10/26/2028	EUR	200,000	266,881
1.75%, 1/28/2025	EUR	450,000	589,641
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	132,427
2.75%, 1/24/2024	GBP	100,000	145,551
Series EMTN, 3 Month USD LIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	600,000	779,653
Series EMTN, 3 Month USD LIBOR + 1.66%, 1.25%, 7/6/2026 (a)	EUR	600,000	772,452
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	200,000	246,401
0.75%, 3/9/2023	EUR	600,000	747,645
1.13%, 3/9/2027	EUR	300,000	393,698
1.63%, 3/9/2035	EUR	400,000	571,461
1.88%, 9/22/2026	EUR	100,000	136,460
Comcast Corp.:
0.75%, 2/20/2032	EUR	300,000	381,581
1.88%, 2/20/2036	GBP	225,000	332,938
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	200,000	246,881
0.45%, 3/18/2028	EUR	300,000	373,724
0.75%, 9/18/2031	EUR	400,000	503,912
1.35%, 9/18/2039	EUR	200,000	262,788
Digital Euro Finco LLC:
2.50%, 1/16/2026	EUR	100,000	136,208
2.50%, 1/16/2026	EUR	100,000	136,208
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	246,849
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	200,000	288,728
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	500,000	617,508
0.52%, 6/26/2028	EUR	100,000	125,359
0.84%, 6/26/2032	EUR	200,000	251,274
1.41%, 6/26/2039	EUR	100,000	128,216
Security Description		Principal Amount	Value
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	$ 266,936
Fidelity National Information Services, Inc.:
0.75%, 5/21/2023	EUR	100,000	124,776
1.50%, 5/21/2027	EUR	300,000	395,606
2.00%, 5/21/2030	EUR	400,000	556,064
General Electric Co.:
0.88%, 5/17/2025	EUR	400,000	503,566
1.50%, 5/17/2029	EUR	400,000	520,370
2.13%, 5/17/2037	EUR	300,000	391,823
Goldman Sachs Group Inc Series EMTN, 2.00%, 11/1/2028	EUR	300,000	415,796
Goldman Sachs Group, Inc.:
Series EMTN, 0.13%, 8/19/2024	EUR	200,000	245,500
Series EMTN, 0.88%, 1/21/2030	EUR	200,000	256,554
Series EMTN, 1.25%, 5/1/2025	EUR	300,000	381,435
Series EMTN, 1.38%, 5/15/2024	EUR	496,000	626,334
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	396,552
Series EMTN, 2.00%, 7/27/2023	EUR	300,000	387,022
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	131,677
Series EMTN, 3.00%, 2/12/2031	EUR	250,000	385,831
Series EMTN, 3.13%, 7/25/2029	GBP	100,000	159,863
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	262,148
3.38%, 3/27/2025	EUR	300,000	417,885
Series EMTN, 4.25%, 1/29/2026	GBP	400,000	638,856
Honeywell International, Inc. 1.30%, 2/22/2023	EUR	200,000	252,497
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	500,000	621,153
0.38%, 1/31/2023	EUR	500,000	619,088
0.65%, 2/11/2032	EUR	400,000	505,708
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	127,545
0.95%, 5/23/2025	EUR	200,000	256,667
1.25%, 5/26/2023	EUR	230,000	291,316
1.50%, 5/23/2029	EUR	100,000	136,451
1.75%, 1/31/2031	EUR	200,000	280,472
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	140,220
Johnson & Johnson:
0.25%, 1/20/2022	EUR	100,000	123,103

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
1.65%, 5/20/2035	EUR	300,000	$ 449,268
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	400,000	499,614
Series EMTN, 1.50%, 10/26/2022	EUR	300,000	379,046
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	130,051
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	133,229
Series EMTN, 2.75%, 8/24/2022	EUR	300,000	385,243
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	259,943
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	147,242
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.39%, 2/24/2028 (a)	EUR	650,000	807,402
Series EMTN, 3 Month USD LIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	700,000	900,123
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	600,000	803,520
Series EMTN, 3 Month USD LIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	300,000	391,346
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	300,000	394,378
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	100,000	137,264
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	200,000	253,006
Medtronic Global Holdings SCA:
Zero Coupon, 3/15/2023	EUR	300,000	368,607
0.25%, 7/2/2025	EUR	300,000	372,463
Series 0000, 0.38%, 3/7/2023	EUR	200,000	247,676
0.38%, 10/15/2028	EUR	300,000	376,524
0.75%, 10/15/2032	EUR	200,000	256,346
1.13%, 3/7/2027	EUR	500,000	653,367
1.38%, 10/15/2040	EUR	200,000	266,418
1.50%, 7/2/2039	EUR	300,000	408,492
1.63%, 3/7/2031	EUR	100,000	139,284
1.63%, 10/15/2050	EUR	200,000	272,490
1.75%, 7/2/2049	EUR	100,000	141,442
2.25%, 3/7/2039	EUR	300,000	454,655
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	272,059
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	248,776
Security Description		Principal Amount	Value
Microsoft Corp. 3.13%, 12/6/2028	EUR	300,000	$ 462,017
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	125,075
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	65,700
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	388,160
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	392,584
1.88%, 3/30/2023	EUR	200,000	255,959
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	680,081
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	151,964
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.64%, 7/26/2024 (a)	EUR	640,000	796,854
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	100,000	129,717
3 Month USD LIBOR + 0.88%, 0.50%, 10/26/2029 (a)	EUR	500,000	621,319
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	124,168
Series EMTN, 0.50%, 5/6/2028	EUR	300,000	379,845
Pfizer, Inc.:
0.25%, 3/6/2022	EUR	100,000	123,144
Series REGS, 2.74%, 6/15/2043	GBP	300,000	514,140
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	200,000	279,171
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	400,000	509,144
2.00%, 8/16/2022	EUR	100,000	126,933
4.88%, 5/11/2027	EUR	100,000	161,581
4.88%, 5/11/2027	EUR	100,000	161,581
Schlumberger Finance B.V. 2.00%, 5/6/2032	EUR	100,000	142,855
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	148,000	186,373
Series EMTN, 1.88%, 10/1/2049	EUR	200,000	282,567
Toyota Motor Credit Corp.:
Series EMTN, 0.25%, 7/16/2026	EUR	200,000	248,753
Series EMTN, 0.75%, 7/21/2022	EUR	300,000	372,881
Upjohn Finance B.V. 1.91%, 6/23/2032	EUR	200,000	270,274

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	$ 252,880
Utah Acquisition Sub, Inc. Series ., 2.25%, 11/22/2024	EUR	200,000	263,538
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	300,000	382,405
0.88%, 4/8/2027	EUR	100,000	128,495
1.25%, 4/8/2030	EUR	400,000	531,810
1.30%, 5/18/2033	EUR	400,000	532,064
1.38%, 10/27/2026	EUR	100,000	132,052
1.38%, 11/2/2028	EUR	100,000	133,851
2.63%, 12/1/2031	EUR	200,000	302,720
Series 20Y, 2.88%, 1/15/2038	EUR	300,000	481,825
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	357,428
3.38%, 10/27/2036	GBP	100,000	174,656
3.38%, 10/27/2036	GBP	100,000	174,656
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	211,215
5.25%, 9/28/2035	GBP	168,000	365,222
5.63%, 3/27/2034	GBP	150,000	326,169
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	124,108
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	124,516
0.63%, 8/14/2030	EUR	200,000	248,408
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	383,234
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	390,190
Series EMTN, 1.50%, 9/12/2022	EUR	100,000	125,931
Series EMTN, 1.50%, 5/24/2027	EUR	800,000	1,052,008
Series EMTN, 1.63%, 6/2/2025	EUR	400,000	521,183
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	288,409
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	534,425
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	130,944
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	129,183
Series EMTN, 2.63%, 8/16/2022	EUR	550,000	703,504
4.63%, 11/2/2035	GBP	150,000	290,035
Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 1.67%, 1.34%, 5/4/2025 (a)	EUR	400,000	$ 509,481
			68,400,530
TOTAL CORPORATE BONDS & NOTES (Cost $236,039,348)			255,588,371
	Shares
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c) (d)	42,458	42,458
State Street Navigator Securities Lending Portfolio II (e) (f)	597,922	597,922
TOTAL SHORT-TERM INVESTMENTS (Cost $640,380)		640,380
TOTAL INVESTMENTS — 98.3% (Cost $236,679,728)		256,228,751
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		4,317,364
NET ASSETS — 100.0%		$ 260,546,115
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$255,588,371	$—	$255,588,371
Short-Term Investments	640,380	—	—	640,380
TOTAL INVESTMENTS	$640,380	$255,588,371	$—	$256,228,751
Sector Breakdown as of December 31, 2020

% of Total Investments
Financial	46.5%
Consumer, Non-cyclical	15.6
Communications	10.6
Consumer, Cyclical	7.9
Energy	5.7
Utilities	4.5
Industrial	3.9
Technology	3.9
Basic Materials	1.0
Diversified	0.2
Short-Term Investments	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	45,509	$45,509	$71,983,454	$71,986,505	$—	$—	42,458	$ 42,458	$ 376
State Street Navigator Securities Lending Portfolio II	—	—	13,611,366	13,013,444	—	—	597,922	597,922	6,135
Total		$45,509	$85,594,820	$84,999,949	$—	$—		$640,380	$ 6,511
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.2%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	2,050,000	$ 1,585,974
Series 161, 0.25%, 11/21/2025	AUD	2,380,000	1,829,427
Series 164, 0.50%, 9/21/2026	AUD	1,469,000	1,136,486
Series 160, 1.00%, 12/21/2030	AUD	2,070,000	1,601,096
Series 163, 1.00%, 11/21/2031	AUD	2,000,000	1,535,070
Series 158, 1.25%, 5/21/2032	AUD	1,137,000	892,722
Series 157, 1.50%, 6/21/2031	AUD	1,852,000	1,498,576
Series 162, 1.75%, 6/21/2051	AUD	1,250,000	917,843
Series 153, 2.25%, 11/21/2022	AUD	2,145,000	1,722,790
Series 149, 2.25%, 5/21/2028	AUD	2,330,000	2,001,004
Series 155, 2.50%, 5/21/2030	AUD	2,730,000	2,406,955
Series 137, 2.75%, 4/21/2024	AUD	2,640,000	2,214,493
Series 148, 2.75%, 11/21/2027	AUD	1,350,000	1,192,214
Series 148, 2.75%, 11/21/2027	AUD	970,000	856,628
Series 152, 2.75%, 11/21/2028	AUD	2,635,000	2,345,907
Series 154, 2.75%, 11/21/2029	AUD	2,615,000	2,343,547
Series 145, 2.75%, 6/21/2035	AUD	674,000	617,769
Series 156, 2.75%, 5/21/2041	AUD	925,000	840,221
Series 150, 3.00%, 3/21/2047	AUD	1,205,000	1,145,194
Series 139, 3.25%, 4/21/2025	AUD	2,632,000	2,291,345
Series 138, 3.25%, 4/21/2029	AUD	3,128,000	2,890,614
Series 147, 3.25%, 6/21/2039	AUD	925,000	901,728
Series 144, 3.75%, 4/21/2037	AUD	1,114,000	1,146,009
Series 142, 4.25%, 4/21/2026	AUD	2,574,000	2,388,266
Series 140, 4.50%, 4/21/2033	AUD	1,410,000	1,510,097
Series 136, 4.75%, 4/21/2027	AUD	2,515,000	2,447,999
Security Description		Principal Amount	Value
Series 133, 5.50%, 4/21/2023	AUD	2,755,000	$ 2,388,684
Series 128, 5.75%, 7/15/2022	AUD	2,005,000	1,681,731
			46,330,389
AUSTRIA — 2.9%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	590,000	730,350
Zero Coupon, 4/20/2023 (a)	EUR	500,000	621,375
Zero Coupon, 7/15/2023 (a)	EUR	815,000	1,014,614
Zero Coupon, 7/15/2024 (a)	EUR	550,000	689,325
Zero Coupon, 2/20/2030 (a)	EUR	467,000	593,921
0.50%, 4/20/2027 (a)	EUR	740,000	970,669
0.50%, 2/20/2029 (a)	EUR	1,046,000	1,386,786
0.75%, 10/20/2026 (a)	EUR	1,641,000	2,172,127
0.75%, 2/20/2028 (a)	EUR	1,158,000	1,552,321
0.75%, 3/20/2051 (a)	EUR	250,000	365,435
0.85%, 6/30/2120 (a)	EUR	200,000	321,195
1.20%, 10/20/2025 (a)	EUR	864,000	1,154,496
1.50%, 2/20/2047 (a)	EUR	789,000	1,333,635
1.50%, 11/2/2086 (a)	EUR	210,000	432,442
Series 1, 1.65%, 10/21/2024 (a)	EUR	850,000	1,134,046
1.75%, 10/20/2023 (a)	EUR	1,226,000	1,603,604
2.10%, 9/20/2117 (a)	EUR	540,000	1,473,071
2.40%, 5/23/2034 (a)	EUR	685,000	1,142,298
3.15%, 6/20/2044 (a)	EUR	709,000	1,518,526
3.40%, 11/22/2022 (a)	EUR	1,002,000	1,321,211
3.65%, 4/20/2022 (a)	EUR	704,000	909,358
3.80%, 1/26/2062 (a)	EUR	472,000	1,403,634
4.15%, 3/15/2037 (a)	EUR	1,285,000	2,689,115
4.85%, 3/15/2026 (a)	EUR	880,000	1,393,117
6.25%, 7/15/2027	EUR	825,000	1,472,504
			29,399,175
BELGIUM — 4.6%
Belgium Government Bond:
Series 91, Zero Coupon, 10/22/2027 (a)	EUR	750,000	953,402
Series 89, 0.10%, 6/22/2030	EUR	950,000	1,216,994
Series 79, 0.20%, 10/22/2023 (a)	EUR	1,155,000	1,449,262

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 90, 0.40%, 6/22/2040 (a)	EUR	500,000	$ 645,595
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,120,000	1,433,550
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,301,000	1,698,823
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,300,000	1,736,948
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,766,000	2,380,200
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,467,000	2,003,641
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,090,000	1,454,302
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,180,000	1,647,736
Series 86, 1.25%, 4/22/2033	EUR	580,000	841,570
Series 84, 1.45%, 6/22/2037 (a)	EUR	420,000	637,963
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,035,000	1,687,983
Series 88, 1.70%, 6/22/2050 (a)	EUR	600,000	1,016,169
Series 76, 1.90%, 6/22/2038 (a)	EUR	695,000	1,129,835
Series 80, 2.15%, 6/22/2066 (a)	EUR	555,000	1,146,386
Series 68, 2.25%, 6/22/2023	EUR	1,206,000	1,584,430
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	1,183,988
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,146,000	1,564,733
Series 73, 3.00%, 6/22/2034 (a)	EUR	835,000	1,462,445
Series 71, 3.75%, 6/22/2045	EUR	695,000	1,562,038
Series 48, 4.00%, 3/28/2022	EUR	1,150,000	1,488,690
Series 66, 4.00%, 3/28/2032	EUR	859,000	1,567,686
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,240,000	1,648,592
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,580,000	3,521,758
Series 64, 4.50%, 3/28/2026 (a)	EUR	911,000	1,419,873
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,402,000	2,991,976
Series 31, 5.50%, 3/28/2028	EUR	1,715,000	3,037,014
			46,113,582
CANADA — 4.6%
Canadian Government Bond:
0.25%, 8/1/2022	CAD	1,660,000	1,304,533
Security Description		Principal Amount	Value
0.25%, 11/1/2022	CAD	1,650,000	$ 1,296,545
0.50%, 3/1/2022	CAD	2,670,000	2,104,291
0.50%, 9/1/2025	CAD	3,160,000	2,490,621
1.00%, 9/1/2022	CAD	2,230,000	1,774,233
1.00%, 6/1/2027	CAD	1,249,000	1,013,013
1.25%, 3/1/2025	CAD	1,470,000	1,196,735
1.25%, 6/1/2030	CAD	3,339,000	2,758,842
1.50%, 2/1/2022	CAD	1,510,000	1,202,690
1.50%, 5/1/2022	CAD	1,758,000	1,404,496
1.50%, 6/1/2023	CAD	1,585,000	1,282,195
1.50%, 9/1/2024	CAD	2,189,000	1,792,626
1.50%, 6/1/2026	CAD	1,453,000	1,204,245
1.75%, 3/1/2023	CAD	2,362,000	1,915,556
2.00%, 9/1/2023	CAD	2,395,000	1,967,378
2.00%, 6/1/2028	CAD	1,350,000	1,173,991
2.00%, 12/1/2051	CAD	1,680,000	1,590,488
2.25%, 3/1/2024	CAD	1,523,000	1,269,541
2.25%, 6/1/2025	CAD	810,000	687,769
2.25%, 6/1/2029	CAD	1,435,000	1,280,169
2.50%, 6/1/2024	CAD	2,180,000	1,839,140
2.75%, 6/1/2022	CAD	1,520,000	1,236,640
2.75%, 12/1/2048	CAD	1,417,000	1,528,180
2.75%, 12/1/2064	CAD	535,000	640,916
3.50%, 12/1/2045	CAD	1,646,000	1,953,094
4.00%, 6/1/2041	CAD	1,408,000	1,700,630
5.00%, 6/1/2037	CAD	1,020,000	1,293,583
Series WL43, 5.75%, 6/1/2029	CAD	1,220,000	1,362,388
5.75%, 6/1/2033	CAD	1,620,000	2,009,665
Series A55, 8.00%, 6/1/2023	CAD	390,000	363,248
Series VW17, 8.00%, 6/1/2027	CAD	1,070,000	1,237,639
Series A-76, 9.00%, 6/1/2025	CAD	330,000	356,441
			46,231,521
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	145,000,000	213,628
4.00%, 3/1/2023 (a)	CLP	225,000,000	339,453
4.50%, 3/1/2026	CLP	310,000,000	499,633
4.70%, 9/1/2030 (a)	CLP	280,000,000	461,367
5.00%, 3/1/2035	CLP	475,000,000	803,729
5.10%, 7/15/2050	CLP	95,000,000	161,352
Series 10YR, 6.00%, 1/1/2022	CLP	20,000,000	29,723
Series 30YR, 6.00%, 1/1/2043	CLP	280,000,000	533,148
			3,042,033

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
CHINA — 4.5%
China Government Bond:
Series 1904, 3.19%, 4/11/2024	CNY	7,300,000	$ 1,125,284
Series 1907, 3.25%, 6/6/2026	CNY	29,500,000	4,560,057
Series 1827, 3.25%, 11/22/2028	CNY	78,000,000	11,951,420
Series 1823, 3.29%, 10/18/2023	CNY	111,800,000	17,305,700
Series 1824, 4.08%, 10/22/2048	CNY	67,430,000	10,816,777
			45,759,238
COLOMBIA — 0.6%
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	3,000,000,000	938,669
Series B, 7.00%, 5/4/2022	COP	4,180,000,000	1,297,990
Series B, 7.00%, 6/30/2032	COP	6,700,000,000	2,160,391
Series B, 7.50%, 8/26/2026	COP	6,125,000,000	2,067,090
			6,464,140
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	131,928
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	358,500
Series EMTN, 2.75%, 6/27/2024	EUR	50,000	67,197
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	156,816
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	175,516
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	148,301
Series EMTN, 3.88%, 5/6/2022	EUR	130,000	167,872
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	147,891
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	103,524
			1,457,545
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 126, 0.10%, 4/17/2022	CZK	650,000	30,203
Series 100, 0.25%, 2/10/2027	CZK	11,360,000	505,150
Security Description		Principal Amount	Value
Series 97, 0.45%, 10/25/2023	CZK	9,450,000	$ 440,840
Series 94, 0.95%, 5/15/2030	CZK	10,730,000	485,235
Series 95, 1.00%, 6/26/2026	CZK	10,420,000	486,939
Series 121, 1.20%, 3/13/2031	CZK	8,130,000	373,940
Series 120, 1.25%, 2/14/2025	CZK	10,100,000	479,834
Series 125, 1.50%, 4/24/2040	CZK	2,300,000	104,157
Series 103, 2.00%, 10/13/2033	CZK	9,500,000	472,438
Series 89, 2.40%, 9/17/2025	CZK	10,440,000	522,152
Series 78, 2.50%, 8/25/2028	CZK	12,510,000	643,086
Series 105, 2.75%, 7/23/2029	CZK	10,330,000	543,213
Series 49, 4.20%, 12/4/2036	CZK	4,530,000	293,837
Series 52, 4.70%, 9/12/2022	CZK	8,460,000	423,990
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	136,201
Series 58, 5.70%, 5/25/2024	CZK	9,490,000	520,488
			6,461,703
DENMARK — 1.0%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	3,070,000	512,825
Series 30Y, 0.25%, 11/15/2052 (a)	DKK	1,000,000	180,526
Series 10Y, 0.50%, 11/15/2027	DKK	7,268,000	1,279,459
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	6,613,000	1,179,513
1.50%, 11/15/2023	DKK	5,955,000	1,038,833
1.75%, 11/15/2025	DKK	5,883,000	1,078,225
4.50%, 11/15/2039	DKK	13,786,000	4,337,692
7.00%, 11/10/2024	DKK	895,000	190,762
			9,797,835
ESTONIA — 0.0% (b)
Estonia Government International Bond 0.13%, 6/10/2030	EUR	100,000	126,026
FINLAND — 1.2%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	335,000	413,455

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Zero Coupon, 9/15/2023 (a)	EUR	595,000	$ 742,439
Zero Coupon, 9/15/2024 (a)	EUR	455,000	571,802
0.13%, 4/15/2036 (a)	EUR	400,000	511,230
0.25%, 9/15/2040 (a)	EUR	250,000	324,814
0.50%, 4/15/2026 (a)	EUR	531,000	691,332
0.50%, 9/15/2027 (a)	EUR	590,000	777,164
0.50%, 9/15/2028 (a)	EUR	512,000	678,090
0.50%, 9/15/2029 (a)	EUR	450,000	598,830
0.75%, 4/15/2031 (a)	EUR	410,000	563,138
0.88%, 9/15/2025 (a)	EUR	393,000	517,418
1.13%, 4/15/2034 (a)	EUR	443,000	642,135
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	289,000	484,403
1.50%, 4/15/2023 (a)	EUR	430,000	552,947
1.63%, 9/15/2022 (a)	EUR	440,000	559,904
2.00%, 4/15/2024 (a)	EUR	497,000	663,298
2.63%, 7/4/2042 (a)	EUR	534,000	1,038,995
2.75%, 7/4/2028 (a)	EUR	565,000	868,091
4.00%, 7/4/2025 (a)	EUR	561,000	835,014
			12,034,499
FRANCE — 4.9%
France Government Bond OAT:
Zero Coupon, 2/25/2022	EUR	435,000	536,514
Zero Coupon, 5/25/2022	EUR	677,000	836,436
Zero Coupon, 2/25/2023	EUR	530,000	658,523
Zero Coupon, 3/25/2023	EUR	1,006,000	1,250,473
Zero Coupon, 3/25/2024	EUR	900,000	1,126,578
Zero Coupon, 3/25/2025	EUR	1,005,000	1,264,861
Zero Coupon, 2/25/2026	EUR	500,000	631,229
Zero Coupon, 11/25/2029	EUR	931,000	1,181,380
Zero Coupon, 11/25/2030	EUR	400,000	506,234
0.25%, 11/25/2026	EUR	847,000	1,089,345
0.50%, 5/25/2025	EUR	870,000	1,119,501
0.50%, 5/25/2026	EUR	768,000	997,864
0.50%, 5/25/2029	EUR	713,000	943,855
0.50%, 5/25/2040 (a)	EUR	150,000	197,960
0.75%, 5/25/2028	EUR	958,000	1,284,512
0.75%, 11/25/2028	EUR	821,000	1,105,155
0.75%, 5/25/2052 (a)	EUR	400,000	545,214
1.00%, 11/25/2025	EUR	720,000	953,608
1.00%, 5/25/2027	EUR	670,000	904,194
1.25%, 5/25/2034	EUR	835,000	1,216,720
1.25%, 5/25/2036 (a)	EUR	660,000	971,369
1.50%, 5/25/2031	EUR	1,095,000	1,599,116
Security Description		Principal Amount	Value
1.50%, 5/25/2050 (a)	EUR	530,000	$ 863,775
1.75%, 5/25/2023	EUR	905,000	1,173,021
1.75%, 11/25/2024	EUR	1,000,000	1,341,992
1.75%, 6/25/2039 (a)	EUR	550,000	889,078
1.75%, 5/25/2066 (a)	EUR	285,000	530,317
2.00%, 5/25/2048 (a)	EUR	599,000	1,067,915
2.25%, 10/25/2022	EUR	990,000	1,277,178
2.25%, 5/25/2024	EUR	740,000	997,592
2.50%, 5/25/2030	EUR	1,374,000	2,147,416
2.75%, 10/25/2027	EUR	1,115,000	1,678,797
3.00%, 4/25/2022	EUR	990,000	1,270,148
3.25%, 5/25/2045	EUR	685,000	1,447,946
3.50%, 4/25/2026	EUR	810,000	1,213,427
4.00%, 10/25/2038	EUR	570,000	1,200,476
4.00%, 4/25/2055 (a)	EUR	424,000	1,124,737
4.00%, 4/25/2060	EUR	382,000	1,073,660
4.25%, 10/25/2023	EUR	1,050,000	1,466,339
4.50%, 4/25/2041	EUR	810,000	1,877,696
4.75%, 4/25/2035	EUR	615,000	1,290,006
5.50%, 4/25/2029	EUR	755,000	1,395,222
5.75%, 10/25/2032	EUR	745,000	1,572,703
6.00%, 10/25/2025	EUR	700,000	1,136,470
8.50%, 4/25/2023	EUR	110,000	163,394
			49,119,946
GERMANY — 4.5%
Bundesrepublik Deutschland:
Zero Coupon, 3/11/2022	EUR	200,000	246,753
Zero Coupon, 6/10/2022	EUR	250,000	308,954
Zero Coupon, 8/15/2026	EUR	887,000	1,131,175
Zero Coupon, 8/15/2029	EUR	800,000	1,033,264
Zero Coupon, 8/15/2030	EUR	800,000	1,034,068
Zero Coupon, 8/15/2050	EUR	500,000	641,869
0.25%, 2/15/2027	EUR	1,082,000	1,404,950
0.25%, 8/15/2028	EUR	630,000	826,741
0.50%, 8/15/2027	EUR	1,020,000	1,350,713
0.50%, 2/15/2028	EUR	595,000	791,619
1.25%, 8/15/2048	EUR	699,000	1,204,637
Series 98, 4.75%, 7/4/2028	EUR	419,000	729,376
Series 08, 4.75%, 7/4/2040	EUR	100,000	249,177
Series 94, 6.25%, 1/4/2024	EUR	465,000	691,016
Federal Republic of Germany:
Series 175, Zero Coupon, 4/8/2022	EUR	545,000	672,903

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 176, Zero Coupon, 10/7/2022	EUR	510,000	$ 631,748
Series 177, Zero Coupon, 4/14/2023	EUR	965,000	1,201,117
Series 178, Zero Coupon, 10/13/2023	EUR	605,000	756,081
Series 179, Zero Coupon, 4/5/2024	EUR	550,000	690,005
Series 180, Zero Coupon, 10/18/2024	EUR	800,000	1,007,070
Series 181, Zero Coupon, 4/11/2025	EUR	750,000	947,371
Series 182, Zero Coupon, 10/10/2025	EUR	300,000	380,199
Zero Coupon, 2/15/2030	EUR	831,000	1,073,978
Zero Coupon, 5/15/2035	EUR	500,000	646,568
0.25%, 2/15/2029	EUR	866,000	1,139,592
0.50%, 2/15/2025	EUR	798,000	1,027,819
0.50%, 2/15/2026	EUR	1,173,000	1,528,557
1.00%, 8/15/2024	EUR	765,000	996,538
1.00%, 8/15/2025	EUR	868,000	1,149,469
1.50%, 9/4/2022	EUR	520,000	660,357
1.50%, 2/15/2023	EUR	560,000	718,066
1.50%, 5/15/2023	EUR	695,000	896,195
1.50%, 5/15/2024	EUR	774,000	1,020,115
1.75%, 7/4/2022	EUR	650,000	824,807
1.75%, 2/15/2024	EUR	650,000	858,348
2.00%, 1/4/2022	EUR	650,000	817,363
2.00%, 8/15/2023	EUR	550,000	722,075
2.50%, 7/4/2044	EUR	782,000	1,606,889
2.50%, 8/15/2046	EUR	829,000	1,748,512
3.25%, 7/4/2042	EUR	614,000	1,351,742
Series 05, 4.00%, 1/4/2037	EUR	742,000	1,572,619
Series 2007, 4.25%, 7/4/2039	EUR	450,000	1,039,379
Series 03, 4.75%, 7/4/2034	EUR	655,000	1,390,713
Series 08, 4.75%, 7/4/2040	EUR	493,000	1,228,443
Series 00, 5.50%, 1/4/2031	EUR	590,000	1,176,977
Series 98, 5.63%, 1/4/2028	EUR	425,000	758,121
Series 00, 6.25%, 1/4/2030	EUR	683,000	1,372,771
Series 97, 6.50%, 7/4/2027	EUR	350,000	635,186
			45,892,005
Security Description		Principal Amount	Value
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	1,700,000	$ 223,339
1.16%, 5/18/2022	HKD	750,000	98,094
1.25%, 6/29/2027	HKD	450,000	60,783
1.68%, 1/21/2026	HKD	450,000	61,780
1.89%, 3/2/2032	HKD	300,000	42,814
1.97%, 1/17/2029	HKD	600,000	85,556
2.02%, 3/7/2034	HKD	300,000	43,603
2.13%, 7/16/2030	HKD	400,000	58,027
2.22%, 8/7/2024	HKD	850,000	117,215
			791,211
HUNGARY — 0.5%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	7,000,000	23,405
Series 22/C, 1.50%, 8/24/2022	HUF	42,500,000	145,678
Series 23/C, 1.50%, 8/23/2023	HUF	46,000,000	158,197
Series 22/B, 1.75%, 10/26/2022	HUF	89,020,000	306,826
Series 29/A, 2.00%, 5/23/2029	HUF	17,000,000	57,607
Series 21/B, 2.50%, 10/27/2021	HUF	48,950,000	167,928
Series 24/C, 2.50%, 10/24/2024	HUF	105,000,000	374,519
Series 26/D, 2.75%, 12/22/2026	HUF	84,930,000	307,941
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	426,140
Series 27/A, 3.00%, 10/27/2027	HUF	156,260,000	576,984
Series 30/A, 3.00%, 8/21/2030	HUF	136,000,000	496,790
Series 38/A, 3.00%, 10/27/2038	HUF	25,500,000	94,810
Series 31/A, 3.25%, 10/22/2031	HUF	27,000,000	100,815
Series 25/B, 5.50%, 6/24/2025	HUF	113,650,000	456,141
Series 23/A, 6.00%, 11/24/2023	HUF	99,460,000	385,801
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	424,587
Series 22/A, 7.00%, 6/24/2022	HUF	54,000,000	199,389
			4,703,558
INDONESIA — 2.0%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	33,921,000,000	2,492,420

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series FR64, 6.13%, 5/15/2028	IDR	61,260,000,000	$ 4,418,132
Series FR65, 6.63%, 5/15/2033	IDR	60,700,000,000	4,430,020
Series FR59, 7.00%, 5/15/2027	IDR	29,050,000,000	2,225,408
Series FR75, 7.50%, 5/15/2038	IDR	51,250,000,000	3,976,373
Series FR70, 8.38%, 3/15/2024	IDR	40,120,000,000	3,140,238
			20,682,591
IRELAND — 1.6%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	425,000	526,429
0.20%, 5/15/2027	EUR	600,000	767,283
0.20%, 10/18/2030	EUR	200,000	256,918
0.40%, 5/15/2035	EUR	500,000	655,773
0.80%, 3/15/2022	EUR	595,000	740,680
0.90%, 5/15/2028	EUR	768,000	1,036,360
1.00%, 5/15/2026	EUR	1,000,000	1,329,062
1.10%, 5/15/2029	EUR	900,000	1,242,958
1.30%, 5/15/2033	EUR	357,000	518,534
1.35%, 3/18/2031	EUR	807,000	1,156,571
1.50%, 5/15/2050	EUR	500,000	819,411
1.70%, 5/15/2037	EUR	755,000	1,185,395
2.00%, 2/18/2045	EUR	665,000	1,168,999
2.40%, 5/15/2030	EUR	750,000	1,158,503
3.40%, 3/18/2024	EUR	764,000	1,057,536
3.90%, 3/20/2023	EUR	615,000	829,152
5.40%, 3/13/2025	EUR	969,000	1,488,779
			15,938,343
ISRAEL — 0.8%
Israel Government Bond:
Series 0722, 0.75%, 7/31/2022	ILS	1,270,000	399,707
Series 0330, 1.00%, 3/31/2030	ILS	1,575,000	500,141
Series 1122, 1.25%, 11/30/2022	ILS	930,000	296,166
Series 1123, 1.50%, 11/30/2023	ILS	1,690,000	546,447
Series 0537, 1.50%, 5/31/2037	ILS	900,000	282,943
Series 0825, 1.75%, 8/31/2025	ILS	1,904,000	632,642
Series 0327, 2.00%, 3/31/2027	ILS	1,490,000	509,340
Series 0928, 2.25%, 9/28/2028	ILS	2,300,000	806,674
Series 0324, 3.75%, 3/31/2024	ILS	1,517,000	526,634
Security Description		Principal Amount	Value
Series 0347, 3.75%, 3/31/2047	ILS	1,735,000	$ 754,128
Series 0323, 4.25%, 3/31/2023	ILS	1,469,000	499,730
Series 0122, 5.50%, 1/31/2022	ILS	2,227,500	734,247
Series 0142, 5.50%, 1/31/2042	ILS	1,955,000	1,042,115
Series 1026, 6.25%, 10/30/2026	ILS	2,090,000	871,503
			8,402,417
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
0.35%, 2/1/2025	EUR	475,000	593,908
0.65%, 10/15/2023	EUR	370,000	465,337
0.90%, 8/1/2022	EUR	370,000	462,343
0.95%, 3/1/2023	EUR	435,000	547,839
0.95%, 3/15/2023	EUR	365,000	459,944
1.00%, 7/15/2022	EUR	400,000	500,334
1.20%, 4/1/2022	EUR	585,000	730,734
1.25%, 12/1/2026	EUR	688,000	900,641
1.35%, 4/1/2030	EUR	500,000	662,012
1.45%, 11/15/2024	EUR	334,000	435,033
1.45%, 5/15/2025	EUR	350,000	457,750
1.45%, 3/1/2036 (a)	EUR	400,000	525,493
1.60%, 6/1/2026	EUR	393,000	522,257
1.65%, 12/1/2030 (a)	EUR	600,000	814,392
1.75%, 7/1/2024	EUR	400,000	523,239
1.85%, 5/15/2024	EUR	355,000	465,287
2.00%, 2/1/2028	EUR	570,000	784,109
2.05%, 8/1/2027	EUR	290,000	398,493
2.20%, 6/1/2027	EUR	485,000	671,314
2.25%, 9/1/2036 (a)	EUR	295,000	429,607
Series 5Y, 2.45%, 10/1/2023	EUR	385,000	507,490
2.45%, 9/1/2033 (a)	EUR	470,000	692,431
2.50%, 11/15/2025	EUR	978,000	1,346,833
2.80%, 12/1/2028	EUR	558,000	815,328
2.80%, 3/1/2067 (a)	EUR	245,000	401,665
2.95%, 9/1/2038 (a)	EUR	327,000	521,931
3.00%, 8/1/2029	EUR	602,000	899,084
3.10%, 3/1/2040 (a)	EUR	300,000	490,178
3.45%, 3/1/2048 (a)	EUR	446,000	803,053
3.85%, 9/1/2049 (a)	EUR	280,000	541,086
7.25%, 11/1/2026	EUR	316,000	548,485
9.00%, 11/1/2023	EUR	250,000	387,292
Republic of Italy:
0.05%, 1/15/2023 (a)	EUR	300,000	370,522
0.30%, 8/15/2023 (a)	EUR	650,000	808,907
0.60%, 6/15/2023	EUR	350,000	438,948
1.35%, 4/15/2022	EUR	550,000	688,516
1.45%, 9/15/2022	EUR	360,000	454,755
1.50%, 6/1/2025	EUR	354,000	464,193
1.65%, 3/1/2032 (a)	EUR	627,000	851,368

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
1.85%, 7/1/2025 (a)	EUR	250,000	$ 332,862
2.00%, 12/1/2025	EUR	407,000	548,675
2.10%, 7/15/2026	EUR	150,000	204,446
Series CAC, 2.45%, 9/1/2050 (a)	EUR	350,000	534,190
2.50%, 12/1/2024	EUR	420,000	567,751
2.70%, 3/1/2047 (a)	EUR	335,000	531,500
3.25%, 9/1/2046 (a)	EUR	481,000	833,531
3.35%, 3/1/2035 (a)	EUR	300,000	488,820
3.50%, 3/1/2030 (a)	EUR	770,000	1,201,115
3.75%, 9/1/2024	EUR	430,000	602,467
4.00%, 2/1/2037 (a)	EUR	640,000	1,131,617
4.50%, 5/1/2023	EUR	430,000	586,473
4.50%, 3/1/2024	EUR	505,000	711,565
4.50%, 3/1/2026 (a)	EUR	494,000	745,313
4.75%, 8/1/2023 (a)	EUR	530,000	735,248
4.75%, 9/1/2028 (a)	EUR	931,000	1,521,996
4.75%, 9/1/2044 (a)	EUR	607,000	1,268,597
5.00%, 3/1/2022	EUR	585,000	761,396
5.00%, 3/1/2025 (a)	EUR	550,000	818,243
5.00%, 8/1/2034 (a)	EUR	452,000	850,857
5.00%, 8/1/2039 (a)	EUR	510,000	1,035,995
5.00%, 9/1/2040 (a)	EUR	470,000	964,254
5.25%, 11/1/2029	EUR	757,000	1,316,739
5.50%, 9/1/2022	EUR	400,000	537,585
5.50%, 11/1/2022	EUR	650,000	881,267
5.75%, 2/1/2033	EUR	739,000	1,432,168
6.00%, 5/1/2031	EUR	550,000	1,039,423
6.50%, 11/1/2027	EUR	430,000	750,004
			46,316,228
JAPAN — 22.1%
Government of Japan 5 Year Bond:
Series 131, 0.10%, 3/20/2022	JPY	164,800,000	1,600,226
Series 132, 0.10%, 6/20/2022	JPY	187,000,000	1,816,949
Series 133, 0.10%, 9/20/2022	JPY	146,150,000	1,421,043
Series 134, 0.10%, 12/20/2022	JPY	172,150,000	1,674,946
Series 135, 0.10%, 3/20/2023	JPY	187,300,000	1,823,384
Series 136, 0.10%, 6/20/2023	JPY	315,000,000	3,068,355
Series 137, 0.10%, 9/20/2023	JPY	188,200,000	1,834,533
Series 138, 0.10%, 12/20/2023	JPY	286,000,000	2,789,168
Series 139, 0.10%, 3/20/2024	JPY	275,000,000	2,683,358
Series 140, 0.10%, 6/20/2024	JPY	153,000,000	1,493,530
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	1,675,506
Security Description		Principal Amount	Value
Series 142, 0.10%, 12/20/2024	JPY	150,000,000	$ 1,465,553
Series 143, 0.10%, 3/20/2025	JPY	413,000,000	4,037,516
Series 144, 0.10%, 6/20/2025	JPY	283,100,000	2,768,537
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	180,500,000	1,766,643
Series 343, 0.10%, 6/20/2026	JPY	190,000,000	1,860,563
Series 344, 0.10%, 9/20/2026	JPY	205,550,000	2,013,273
Series 345, 0.10%, 12/20/2026	JPY	192,250,000	1,883,825
Series 346, 0.10%, 3/20/2027	JPY	297,250,000	2,914,084
Series 347, 0.10%, 6/20/2027	JPY	157,000,000	1,539,815
Series 348, 0.10%, 9/20/2027	JPY	189,000,000	1,854,065
Series 349, 0.10%, 12/20/2027	JPY	220,200,000	2,161,157
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,723,079
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,937,985
Series 352, 0.10%, 9/20/2028	JPY	136,150,000	1,336,049
Series 353, 0.10%, 12/20/2028	JPY	165,000,000	1,618,676
Series 354, 0.10%, 3/20/2029	JPY	160,000,000	1,568,944
Series 355, 0.10%, 6/20/2029	JPY	210,000,000	2,057,937
Series 356, 0.10%, 9/20/2029	JPY	325,000,000	3,183,203
Series 357, 0.10%, 12/20/2029	JPY	265,000,000	2,593,122
Series 358, 0.10%, 3/20/2030	JPY	152,500,000	1,491,175
Series 359, 0.10%, 6/20/2030	JPY	415,000,000	4,053,611
Series 337, 0.30%, 12/20/2024	JPY	116,750,000	1,149,554
Series 341, 0.30%, 12/20/2025	JPY	354,150,000	3,499,583
Series 338, 0.40%, 3/20/2025	JPY	214,450,000	2,122,379
Series 339, 0.40%, 6/20/2025	JPY	217,500,000	2,155,324
Series 340, 0.40%, 9/20/2025	JPY	347,150,000	3,444,668
Series 335, 0.50%, 9/20/2024	JPY	219,250,000	2,172,475

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	$ 979,429
Series 328, 0.60%, 3/20/2023	JPY	226,550,000	2,229,272
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	760,513
Series 332, 0.60%, 12/20/2023	JPY	245,000,000	2,423,850
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	2,361,085
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,511,125
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	836,473
Series 324, 0.80%, 6/20/2022	JPY	89,950,000	882,790
Series 325, 0.80%, 9/20/2022	JPY	226,500,000	2,228,232
Series 327, 0.80%, 12/20/2022	JPY	120,600,000	1,189,098
Series 329, 0.80%, 6/20/2023	JPY	254,400,000	2,520,271
Series 330, 0.80%, 9/20/2023	JPY	195,750,000	1,943,432
Series 322, 0.90%, 3/20/2022	JPY	137,550,000	1,348,495
Series 323, 0.90%, 6/20/2022	JPY	95,500,000	938,609
Series 321, 1.00%, 3/20/2022	JPY	248,950,000	2,443,517
Government of Japan 2 Year Bond:
Series 408, 0.10%, 1/1/2022	JPY	172,000,000	1,669,505
Series 409, 0.10%, 2/1/2022	JPY	40,000,000	388,335
Series 410, 0.10%, 3/1/2022	JPY	50,000,000	485,525
Series 411, 0.10%, 4/1/2022	JPY	47,000,000	456,462
Series 412, 0.10%, 5/1/2022	JPY	50,000,000	485,723
Series 413, 0.10%, 6/1/2022	JPY	50,000,000	485,815
Series 416, 0.10%, 9/1/2022	JPY	141,000,000	1,371,078
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,196,891
Series 169, 0.30%, 6/20/2039	JPY	60,000,000	573,605
Series 170, 0.30%, 9/20/2039	JPY	140,000,000	1,335,617
Series 171, 0.30%, 12/20/2039	JPY	90,400,000	861,350
Security Description		Principal Amount	Value
Series 156, 0.40%, 3/20/2036	JPY	93,900,000	$ 929,587
Series 168, 0.40%, 3/20/2039	JPY	100,000,000	974,168
Series 172, 0.40%, 3/20/2040	JPY	115,000,000	1,115,626
Series 173, 0.40%, 6/20/2040	JPY	60,000,000	581,549
Series 158, 0.50%, 9/20/2036	JPY	90,300,000	905,877
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	1,393,559
Series 165, 0.50%, 6/20/2038	JPY	90,000,000	896,156
Series 167, 0.50%, 12/20/2038	JPY	65,000,000	645,404
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	916,217
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	986,762
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	811,832
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	973,250
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	1,046,405
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	976,104
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	594,404
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	471,471
Series 155, 1.00%, 12/20/2035	JPY	117,500,000	1,264,953
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,432,248
Series 152, 1.20%, 3/20/2035	JPY	95,000,000	1,047,369
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	1,159,263
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	1,229,045
Series 60, 1.40%, 12/20/2022	JPY	50,000,000	498,775
Series 150, 1.40%, 9/20/2034	JPY	292,350,000	3,294,215
Series 144, 1.50%, 3/20/2033	JPY	66,200,000	747,535
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,250,204
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	1,138,031
Series 136, 1.60%, 3/20/2032	JPY	100,600,000	1,138,720
Series 143, 1.60%, 3/20/2033	JPY	60,000,000	684,510

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 147, 1.60%, 12/20/2033	JPY	150,000,000	$ 1,720,834
Series 140, 1.70%, 9/20/2032	JPY	100,000,000	1,147,784
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,495,431
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,803,261
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	2,024,912
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	1,079,314
Series 130, 1.80%, 9/20/2031	JPY	134,100,000	1,538,997
Series 133, 1.80%, 12/20/2031	JPY	150,000,000	1,725,992
Series 142, 1.80%, 12/20/2032	JPY	166,650,000	1,936,074
Series 58, 1.90%, 9/20/2022	JPY	46,500,000	465,977
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	564,698
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	575,128
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	610,477
Series 121, 1.90%, 9/20/2030	JPY	48,600,000	556,425
Series 127, 1.90%, 3/20/2031	JPY	55,000,000	633,418
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	367,540
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	316,551
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	328,464
Series 124, 2.00%, 12/20/2030	JPY	50,000,000	579,006
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	734,022
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	481,473
Series 92, 2.10%, 12/20/2026	JPY	63,800,000	699,022
Series 94, 2.10%, 3/20/2027	JPY	81,000,000	891,749
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	475,818
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	1,005,251
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	610,760
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	567,751
Series 113, 2.10%, 9/20/2029	JPY	96,250,000	1,105,637
Security Description		Principal Amount	Value
Series 117, 2.10%, 3/20/2030	JPY	99,600,000	$ 1,151,702
Series 90, 2.20%, 9/20/2026	JPY	45,300,000	496,591
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	947,185
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	936,406
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	569,272
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	870,761
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	574,710
Series 95, 2.30%, 6/20/2027	JPY	50,000,000	559,567
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	672,727
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	60,000,000	548,685
Series 63, 0.40%, 6/20/2049	JPY	80,000,000	731,123
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	546,767
Series 65, 0.40%, 12/20/2049	JPY	102,350,000	931,128
Series 66, 0.40%, 3/20/2050	JPY	105,000,000	954,097
Series 52, 0.50%, 9/20/2046	JPY	62,500,000	599,200
Series 62, 0.50%, 3/20/2049	JPY	100,000,000	940,636
Series 53, 0.60%, 12/20/2046	JPY	59,650,000	584,962
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	567,626
Series 61, 0.70%, 12/20/2048	JPY	65,000,000	644,623
Series 50, 0.80%, 3/20/2046	JPY	59,650,000	614,468
Series 54, 0.80%, 3/20/2047	JPY	48,150,000	494,078
Series 55, 0.80%, 6/20/2047	JPY	44,650,000	457,848
Series 56, 0.80%, 9/20/2047	JPY	48,750,000	499,654
Series 57, 0.80%, 12/20/2047	JPY	68,250,000	698,187
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	788,082
Series 60, 0.90%, 9/20/2048	JPY	51,650,000	538,727
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	983,867

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 49, 1.40%, 12/20/2045	JPY	59,650,000	$ 696,047
Series 45, 1.50%, 12/20/2044	JPY	50,000,000	593,729
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	827,577
Series 47, 1.60%, 6/20/2045	JPY	162,850,000	1,972,134
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	486,878
Series 41, 1.70%, 12/20/2043	JPY	113,000,000	1,386,065
Series 42, 1.70%, 3/20/2044	JPY	49,650,000	609,616
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	1,235,573
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	824,117
Series 38, 1.80%, 3/20/2043	JPY	50,000,000	621,275
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	871,954
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	1,069,932
Series 39, 1.90%, 6/20/2043	JPY	53,500,000	676,247
Series 13, 2.00%, 12/20/2033	JPY	50,000,000	598,392
Series 33, 2.00%, 9/20/2040	JPY	91,200,000	1,150,766
Series 35, 2.00%, 9/20/2041	JPY	82,500,000	1,047,573
Series 36, 2.00%, 3/20/2042	JPY	105,000,000	1,337,658
Series 34, 2.20%, 3/20/2041	JPY	65,550,000	854,109
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	378,312
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	234,460
Series 30, 2.30%, 3/20/2039	JPY	97,950,000	1,268,573
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	834,167
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	516,906
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	655,073
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	254,112
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	385,785
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	517,309
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	390,275
Security Description		Principal Amount	Value
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	$ 630,305
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	123,600,000	1,095,670
Series 12, 0.50%, 3/20/2059	JPY	75,000,000	682,609
Series 13, 0.50%, 3/20/2060	JPY	30,000,000	273,102
Series 11, 0.80%, 3/20/2058	JPY	73,000,000	735,720
Series 10, 0.90%, 3/20/2057	JPY	76,750,000	797,584
Series 8, 1.40%, 3/20/2055	JPY	58,750,000	696,231
Series 7, 1.70%, 3/20/2054	JPY	75,000,000	950,015
Series 6, 1.90%, 3/20/2053	JPY	44,000,000	579,123
Series 5, 2.00%, 3/20/2052	JPY	40,000,000	533,624
Series 2, 2.20%, 3/20/2049	JPY	41,650,000	569,259
Series 3, 2.20%, 3/20/2050	JPY	29,650,000	407,329
Series 4, 2.20%, 3/20/2051	JPY	38,050,000	524,135
Series 1, 2.40%, 3/20/2048	JPY	42,000,000	592,731
			223,569,625
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	300,000	382,670
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	132,827
1.38%, 5/16/2036	EUR	150,000	218,812
Series 7, 2.25%, 2/15/2047	EUR	100,000	178,329
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	136,548
			1,049,186
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	199,500
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	225,003
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	198,493
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	95,167
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	141,211

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	$ 302,263
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	137,068
			1,298,705
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
Zero Coupon, 11/13/2026	EUR	150,000	189,668
0.63%, 2/1/2027	EUR	300,000	393,129
2.13%, 7/10/2023	EUR	290,000	380,175
2.25%, 3/21/2022	EUR	100,000	126,696
2.25%, 3/19/2028	EUR	80,000	117,500
			1,207,168
MALAYSIA — 1.7%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	3,200,000	822,565
Series 0513, 3.73%, 6/15/2028	MYR	2,300,000	622,628
Series 0215, 3.80%, 9/30/2022	MYR	1,730,000	444,801
Series 0116, 3.80%, 8/17/2023	MYR	1,500,000	390,510
Series 0413, 3.84%, 4/15/2033	MYR	1,700,000	451,407
Series 0117, 3.88%, 3/10/2022	MYR	800,000	203,701
Series 0219, 3.89%, 8/15/2029	MYR	2,850,000	779,219
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	270,143
Series 0417, 3.90%, 11/16/2027	MYR	2,070,000	564,504
Series 0115, 3.96%, 9/15/2025	MYR	3,650,000	980,967
Series 0217, 4.06%, 9/30/2024	MYR	2,500,000	665,666
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	413,169
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	345,426
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	480,833
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	373,705
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	631,824
Series 0216, 4.74%, 3/15/2046	MYR	1,970,000	559,297
Series 0317, 4.76%, 4/7/2037	MYR	1,920,000	554,810
Security Description		Principal Amount	Value
Series 0713, 4.94%, 9/30/2043	MYR	1,610,000	$ 472,864
Malaysia Government Investment Issue:
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	337,123
Series 0317, 3.95%, 4/14/2022	MYR	1,762,000	449,657
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	335,287
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	490,684
Series 0316, 4.07%, 9/30/2026	MYR	3,300,000	893,799
Series 0115, 4.19%, 7/15/2022	MYR	565,000	145,373
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	276,998
Series 0117, 4.26%, 7/26/2027	MYR	2,920,000	802,809
Series 0116, 4.39%, 7/7/2023	MYR	125,000	32,920
Series 0813, 4.44%, 5/22/2024	MYR	1,830,000	489,844
Series 0219, 4.47%, 9/15/2039	MYR	1,600,000	447,851
Series 0513, 4.58%, 8/30/2033	MYR	1,385,000	389,273
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	456,414
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	591,950
Series 0615, 4.79%, 10/31/2035	MYR	920,000	262,236
Series 0417, 4.90%, 5/8/2047	MYR	3,080,000	875,254
Series 0913, 4.94%, 12/6/2028	MYR	725,000	209,351
			17,514,862
MEXICO — 1.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	22,595,000	1,185,037
Series M, 6.50%, 6/9/2022	MXN	27,950,000	1,444,134
Series M, 6.75%, 3/9/2023	MXN	22,650,000	1,192,321
Series M 20, 7.50%, 6/3/2027	MXN	28,185,000	1,609,496
Series M, 7.75%, 5/29/2031	MXN	13,130,000	774,212
Series M, 7.75%, 11/23/2034	MXN	9,290,000	549,106
Series M, 7.75%, 11/13/2042	MXN	17,010,000	983,209
Series M, 8.00%, 12/7/2023	MXN	20,940,000	1,153,148

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series M, 8.00%, 9/5/2024	MXN	24,400,000	$ 1,368,802
Series M, 8.00%, 11/7/2047	MXN	14,540,000	861,191
Series M 20, 8.50%, 5/31/2029	MXN	20,610,000	1,260,773
Series M 30, 8.50%, 11/18/2038	MXN	17,605,000	1,095,397
Series M 20, 10.00%, 12/5/2024	MXN	23,860,000	1,432,259
Series M 30, 10.00%, 11/20/2036	MXN	9,600,000	675,100
			15,584,185
NETHERLANDS — 3.6%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	1,302,000	1,604,599
Zero Coupon, 1/15/2024 (a)	EUR	1,619,000	2,024,508
Zero Coupon, 1/15/2027 (a)	EUR	550,000	699,266
Zero Coupon, 7/15/2030 (a)	EUR	1,399,000	1,793,547
Zero Coupon, 1/15/2052 (a)	EUR	500,000	628,802
0.25%, 7/15/2025 (a)	EUR	1,355,000	1,730,732
0.25%, 7/15/2029 (a)	EUR	1,088,000	1,424,677
0.50%, 7/15/2026 (a)	EUR	1,402,000	1,828,559
0.50%, 1/15/2040 (a)	EUR	961,000	1,350,325
0.75%, 7/15/2027 (a)	EUR	1,380,000	1,844,800
0.75%, 7/15/2028 (a)	EUR	1,350,000	1,823,067
1.75%, 7/15/2023 (a)	EUR	1,659,000	2,158,379
2.00%, 7/15/2024 (a)	EUR	1,245,000	1,671,710
2.25%, 7/15/2022 (a)	EUR	1,335,000	1,707,870
2.50%, 1/15/2033 (a)	EUR	1,170,000	1,948,774
2.75%, 1/15/2047 (a)	EUR	1,450,000	3,171,398
3.75%, 1/15/2023 (a)	EUR	1,006,000	1,343,528
3.75%, 1/15/2042 (a)	EUR	1,385,000	3,167,069
4.00%, 1/15/2037 (a)	EUR	1,374,000	2,884,866
5.50%, 1/15/2028	EUR	1,112,000	1,959,461
			36,765,937
NEW ZEALAND — 0.7%
New Zealand Government Bond:
0.50%, 5/15/2024	NZD	980,000	709,156
1.50%, 5/15/2031	NZD	640,000	483,379
1.75%, 5/15/2041	NZD	600,000	425,421
Series 0425, 2.75%, 4/15/2025	NZD	1,075,000	851,098
Series 0437, 2.75%, 4/15/2037	NZD	780,000	660,340
Security Description		Principal Amount	Value
Series 0429, 3.00%, 4/20/2029	NZD	1,360,000	$ 1,150,217
Series 0433, 3.50%, 4/14/2033	NZD	530,000	481,988
Series 0427, 4.50%, 4/15/2027	NZD	1,160,000	1,036,909
Series 0423, 5.50%, 4/15/2023	NZD	1,250,000	1,006,749
			6,805,257
NORWAY — 0.4%
Norway Government Bond:
Series 482, 1.38%, 8/19/2030 (a)	NOK	3,450,000	418,471
Series 478, 1.50%, 2/19/2026 (a)	NOK	3,162,000	384,510
Series 477, 1.75%, 3/13/2025 (a)	NOK	3,690,000	451,663
Series 479, 1.75%, 2/17/2027 (a)	NOK	3,605,000	445,891
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,990,000	498,534
Series 475, 2.00%, 5/24/2023 (a)	NOK	7,530,000	913,605
Series 480, 2.00%, 4/26/2028 (a)	NOK	3,200,000	404,161
Series 476, 3.00%, 3/14/2024 (a)	NOK	5,087,000	642,064
			4,158,899
PERU — 0.4%
Peru Government Bond:
5.94%, 2/12/2029	PEN	2,200,000	759,251
6.15%, 8/12/2032	PEN	2,000,000	672,130
6.35%, 8/12/2028	PEN	2,000,000	702,509
6.90%, 8/12/2037	PEN	2,000,000	681,812
8.20%, 8/12/2026	PEN	2,000,000	750,530
			3,566,232
POLAND — 1.1%
Poland Government Bond:
Series 0722, Zero Coupon, 7/25/2022	PLN	2,800,000	751,035
Series 0425, 0.75%, 4/25/2025	PLN	500,000	136,171
Series 0422, 2.25%, 4/25/2022	PLN	3,425,000	946,155
Series 1024, 2.25%, 10/25/2024	PLN	1,650,000	475,277
Series 0123, 2.50%, 1/25/2023	PLN	3,570,000	1,006,203
Series 0424, 2.50%, 4/25/2024	PLN	2,950,000	850,960
Series 0726, 2.50%, 7/25/2026	PLN	3,405,000	1,009,912

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 0727, 2.50%, 7/25/2027	PLN	3,225,000	$ 962,550
Series 0428, 2.75%, 4/25/2028	PLN	3,020,000	918,545
Series 1029, 2.75%, 10/25/2029	PLN	3,450,000	1,056,951
Series 0725, 3.25%, 7/25/2025	PLN	2,840,000	859,933
Series 1023, 4.00%, 10/25/2023	PLN	2,430,000	722,635
Series 0447, 4.00%, 4/25/2047	PLN	440,000	174,075
Series 0922, 5.75%, 9/23/2022	PLN	1,984,000	584,817
Series 0429, 5.75%, 4/25/2029	PLN	885,000	330,648
			10,785,867
PORTUGAL — 1.8%
Portugal Obrigacoes do Tesouro OT:
0.48%, 10/18/2030 (a)	EUR	660,000	842,243
0.70%, 10/15/2027 (a)	EUR	650,000	846,530
1.95%, 6/15/2029 (a)	EUR	1,079,000	1,548,072
2.13%, 10/17/2028 (a)	EUR	921,000	1,327,498
2.20%, 10/17/2022 (a)	EUR	975,000	1,255,396
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	763,000	1,174,896
2.88%, 10/15/2025 (a)	EUR	1,185,000	1,681,950
2.88%, 7/21/2026 (a)	EUR	970,000	1,401,958
3.88%, 2/15/2030 (a)	EUR	779,000	1,291,676
4.10%, 4/15/2037 (a)	EUR	905,000	1,749,576
4.10%, 2/15/2045 (a)	EUR	380,000	808,082
4.13%, 4/14/2027 (a)	EUR	830,000	1,299,822
4.95%, 10/25/2023 (a)	EUR	1,074,000	1,520,668
5.65%, 2/15/2024 (a)	EUR	1,100,000	1,608,168
			18,356,535
ROMANIA — 0.4%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	2,000,000	513,028
Series 3Y, 4.00%, 8/8/2022	RON	4,700,000	1,208,674
Series 4.3Y, 4.40%, 9/25/2023	RON	2,000,000	526,546
Series 7Y, 4.85%, 4/22/2026	RON	3,000,000	831,243
Security Description		Principal Amount	Value
Series 10Y, 5.00%, 2/12/2029	RON	3,000,000	$ 864,364
			3,943,855
RUSSIA — 0.9%
Russian Federal Bond - OFZ:
Series 5084, 5.30%, 10/4/2023	RUB	6,400,000	87,771
Series 6232, 6.00%, 10/6/2027	RUB	21,500,000	296,249
Series 6223, 6.50%, 2/28/2024	RUB	35,600,000	503,862
Series 6224, 6.90%, 5/23/2029	RUB	38,776,000	563,047
Series 6211, 7.00%, 1/25/2023	RUB	12,330,000	175,122
Series 6215, 7.00%, 8/16/2023	RUB	30,120,000	429,417
Series 6212, 7.05%, 1/19/2028	RUB	28,910,000	422,211
Series 6222, 7.10%, 10/16/2024	RUB	37,190,000	539,072
Series 6229, 7.15%, 11/12/2025	RUB	17,900,000	261,760
Series 6225, 7.25%, 5/10/2034	RUB	47,930,000	705,040
Series 6220, 7.40%, 12/7/2022	RUB	35,630,000	509,162
Series 6227, 7.40%, 7/17/2024	RUB	43,400,000	633,715
Series 6209, 7.60%, 7/20/2022	RUB	29,160,000	413,759
Series 6228, 7.65%, 4/10/2030	RUB	13,450,000	205,311
Series 6221, 7.70%, 3/23/2033	RUB	40,451,000	616,108
Series 6230, 7.70%, 3/16/2039	RUB	25,000,000	386,037
Series 6219, 7.75%, 9/16/2026	RUB	40,480,000	608,067
Series 6226, 7.95%, 10/7/2026	RUB	42,000,000	637,596
Series 6207, 8.15%, 2/3/2027	RUB	40,165,000	617,387
Series 6218, 8.50%, 9/17/2031	RUB	30,040,000	487,365
			9,098,058
SINGAPORE — 0.9%
Singapore Government Bond:
1.75%, 4/1/2022	SGD	465,000	358,397
1.75%, 2/1/2023	SGD	610,000	474,937
1.88%, 3/1/2050	SGD	350,000	311,903
2.00%, 2/1/2024	SGD	130,000	103,327
2.13%, 6/1/2026	SGD	545,000	446,186
2.25%, 8/1/2036	SGD	795,000	698,426

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
2.38%, 6/1/2025	SGD	590,000	$ 484,898
2.38%, 7/1/2039	SGD	250,000	225,572
2.63%, 5/1/2028	SGD	490,000	419,506
2.75%, 7/1/2023	SGD	1,015,000	813,665
2.75%, 4/1/2042	SGD	460,000	445,940
2.75%, 3/1/2046	SGD	660,000	665,168
2.88%, 7/1/2029	SGD	640,000	566,260
2.88%, 9/1/2030	SGD	670,000	601,897
3.00%, 9/1/2024	SGD	750,000	622,160
3.13%, 9/1/2022	SGD	820,000	649,504
3.38%, 9/1/2033	SGD	550,000	530,991
3.50%, 3/1/2027	SGD	730,000	645,653
			9,064,390
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	110,000	136,620
Series 231, 0.63%, 5/22/2026	EUR	220,000	286,705
Series 234, 1.00%, 6/12/2028	EUR	284,000	388,353
Series 228, 1.38%, 1/21/2027	EUR	450,000	614,690
Series 229, 1.63%, 1/21/2031	EUR	360,000	536,529
Series 232, 1.88%, 3/9/2037	EUR	265,000	426,772
Series 233, 2.00%, 10/17/2047	EUR	290,000	516,649
Series 235, 2.25%, 6/12/2068	EUR	70,000	151,368
Series 225, 3.00%, 2/28/2023	EUR	302,000	398,069
Series 223, 3.38%, 11/15/2024	EUR	345,000	487,571
Series 227, 3.63%, 1/16/2029	EUR	630,000	1,034,389
Series 216, 4.35%, 10/14/2025	EUR	282,000	427,392
			5,405,107
SLOVENIA — 0.3%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	397,637
Series RS81, 1.19%, 3/14/2029	EUR	300,000	410,012
Series RS79, 1.25%, 3/22/2027	EUR	312,000	420,605
Series RS74, 1.50%, 3/25/2035	EUR	225,000	332,038
Series RS78, 1.75%, 11/3/2040	EUR	280,000	444,587
Security Description		Principal Amount	Value
Series RS75, 2.13%, 7/28/2025	EUR	180,000	$ 246,535
Series RS73, 2.25%, 3/25/2022	EUR	155,000	196,035
Series RS77, 2.25%, 3/3/2032	EUR	190,000	294,020
Series RS76, 3.13%, 8/7/2045	EUR	145,000	297,006
Series RS66, 4.63%, 9/9/2024	EUR	210,000	305,895
Series RS70, 5.13%, 3/30/2026	EUR	135,000	213,944
			3,558,314
SOUTH KOREA — 4.5%
Korea Treasury Bond:
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	1,050,399
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	604,183
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	815,583
Series 2209, 2.00%, 9/10/2022	KRW	2,818,690,000	2,642,905
Series 4603, 2.00%, 3/10/2046	KRW	1,625,000,000	1,543,587
Series 4903, 2.00%, 3/10/2049	KRW	4,884,000,000	4,652,084
Series 2706, 2.13%, 6/10/2027	KRW	3,349,870,000	3,198,034
Series 4703, 2.13%, 3/10/2047	KRW	4,220,330,000	4,113,161
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	1,004,770
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	882,967
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	488,373
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	955,519
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	1,350,147
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,611,648
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,581,462
Series 2309, 3.38%, 9/10/2023	KRW	1,609,090,000	1,573,239
Series 2403, 3.50%, 3/10/2024	KRW	1,340,830,000	1,326,710
Series 2206, 3.75%, 6/10/2022	KRW	4,253,000,000	4,077,086
Series 3312, 3.75%, 12/10/2033	KRW	1,336,250,000	1,508,125
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,825,165

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	$ 3,626,030
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	5,060,323
			45,491,500
SPAIN — 4.6%
Kingdom of Spain:
Zero Coupon, 4/30/2023	EUR	975,000	1,208,629
Zero Coupon, 1/31/2025	EUR	500,000	623,807
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	868,000	1,091,842
0.35%, 7/30/2023	EUR	670,000	838,745
0.40%, 4/30/2022	EUR	650,000	805,978
0.45%, 10/31/2022	EUR	705,000	878,837
0.60%, 10/31/2029 (a)	EUR	1,850,000	2,396,375
0.80%, 7/30/2027 (a)	EUR	550,000	720,293
1.00%, 10/31/2050 (a)	EUR	450,000	569,208
1.20%, 10/31/2040 (a)	EUR	750,000	1,016,042
1.25%, 10/31/2030 (a)	EUR	500,000	683,534
1.30%, 10/31/2026 (a)	EUR	901,000	1,210,844
1.40%, 4/30/2028 (a)	EUR	520,000	711,179
1.40%, 7/30/2028 (a)	EUR	997,000	1,366,357
1.45%, 10/31/2027 (a)	EUR	812,000	1,109,069
1.45%, 4/30/2029 (a)	EUR	710,000	981,294
1.50%, 4/30/2027 (a)	EUR	570,000	778,304
1.60%, 4/30/2025 (a)	EUR	642,000	856,839
1.85%, 7/30/2035 (a)	EUR	648,000	959,796
1.95%, 4/30/2026 (a)	EUR	750,000	1,033,927
1.95%, 7/30/2030 (a)	EUR	965,000	1,399,822
2.15%, 10/31/2025 (a)	EUR	900,000	1,239,974
2.35%, 7/30/2033 (a)	EUR	670,000	1,033,956
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	488,000	877,093
2.75%, 10/31/2024 (a)	EUR	735,000	1,012,352
2.90%, 10/31/2046 (a)	EUR	700,000	1,282,586
3.45%, 7/30/2066 (a)	EUR	530,000	1,171,547
3.80%, 4/30/2024 (a)	EUR	835,000	1,170,439
4.20%, 1/31/2037 (a)	EUR	615,000	1,196,828
4.40%, 10/31/2023 (a)	EUR	998,000	1,393,664
4.65%, 7/30/2025 (a)	EUR	870,000	1,315,857
4.70%, 7/30/2041 (a)	EUR	890,000	1,949,830
4.80%, 1/31/2024 (a)	EUR	579,000	825,857
4.90%, 7/30/2040 (a)	EUR	585,000	1,293,194
Security Description		Principal Amount	Value
5.15%, 10/31/2028 (a)	EUR	675,000	$ 1,170,302
5.15%, 10/31/2044 (a)	EUR	415,000	1,002,778
5.40%, 1/31/2023 (a)	EUR	830,000	1,142,276
5.75%, 7/30/2032	EUR	825,000	1,658,550
5.85%, 1/31/2022 (a)	EUR	948,000	1,240,540
5.90%, 7/30/2026 (a)	EUR	793,000	1,313,364
6.00%, 1/31/2029	EUR	942,000	1,726,082
			46,257,790
SWEDEN — 0.7%
Kingdom of Sweden:
Series 1062, 0.13%, 5/12/2031 (a)	SEK	2,800,000	343,864
Series 1060, 0.75%, 5/12/2028	SEK	4,435,000	575,366
Series 1061, 0.75%, 11/12/2029 (a)	SEK	5,465,000	714,881
Series 1059, 1.00%, 11/12/2026	SEK	6,120,000	798,736
Series 1057, 1.50%, 11/13/2023 (a)	SEK	8,505,000	1,091,507
Series 1056, 2.25%, 6/1/2032	SEK	1,950,000	295,515
Series 1058, 2.50%, 5/12/2025	SEK	5,870,000	802,675
Series 1054, 3.50%, 6/1/2022	SEK	9,565,000	1,228,222
Series 1053, 3.50%, 3/30/2039	SEK	4,655,000	885,349
Sweden Government International Bond Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	246,479
			6,982,594
SWITZERLAND — 0.8%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	270,000	320,842
Zero Coupon, 7/24/2039	CHF	20,000	23,979
0.50%, 5/27/2030	CHF	195,000	242,970
0.50%, 6/27/2032	CHF	130,000	163,776
0.50%, 6/28/2045	CHF	120,000	164,792
0.50%, 5/24/2055	CHF	130,000	194,438
0.50%, 5/30/2058	CHF	105,000	162,557
1.25%, 6/11/2024	CHF	285,000	345,018
1.25%, 5/28/2026	CHF	260,000	325,901
1.25%, 6/27/2037	CHF	440,000	630,321
1.50%, 7/24/2025	CHF	210,000	262,163
1.50%, 4/30/2042	CHF	295,000	466,453
2.00%, 5/25/2022	CHF	350,000	411,511
2.00%, 6/25/2064	CHF	240,000	586,795

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
2.25%, 6/22/2031	CHF	220,000	$ 322,154
2.50%, 3/8/2036	CHF	245,000	399,644
3.25%, 6/27/2027	CHF	270,000	384,558
3.50%, 4/8/2033	CHF	300,000	508,128
4.00%, 2/11/2023	CHF	410,000	510,989
4.00%, 4/8/2028	CHF	576,000	876,307
4.00%, 1/6/2049	CHF	275,000	705,023
			8,008,319
THAILAND — 1.7%
Thailand Government Bond:
1.45%, 12/17/2024	THB	3,000,000	103,636
1.88%, 6/17/2022	THB	27,900,000	951,477
2.00%, 12/17/2022	THB	23,065,000	794,167
2.13%, 12/17/2026	THB	60,250,000	2,172,618
2.40%, 12/17/2023	THB	8,000,000	282,218
2.88%, 6/17/2046	THB	22,850,000	909,449
3.40%, 6/17/2036	THB	17,710,000	736,735
3.58%, 12/17/2027	THB	16,000,000	630,216
3.63%, 6/16/2023	THB	20,640,000	742,727
3.78%, 6/25/2032	THB	36,500,000	1,537,748
3.85%, 12/12/2025	THB	15,850,000	612,222
4.00%, 6/17/2066	THB	25,530,000	1,241,804
4.26%, 12/12/2037	THB	56,550,000	2,588,831
4.68%, 6/29/2044	THB	18,340,000	942,541
4.75%, 12/20/2024	THB	5,000,000	194,271
4.85%, 6/17/2061	THB	19,010,000	1,045,858
4.88%, 6/22/2029	THB	28,455,000	1,230,358
			16,716,876
UNITED KINGDOM — 5.3%
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	770,000	1,056,757
0.13%, 1/30/2026	GBP	340,000	468,463
0.13%, 1/31/2028	GBP	150,000	205,900
0.38%, 10/22/2030	GBP	700,000	971,858
0.50%, 7/22/2022	GBP	555,000	766,367
0.50%, 10/22/2061	GBP	200,000	257,273
0.63%, 6/7/2025	GBP	911,000	1,284,556
0.63%, 10/22/2050	GBP	550,000	728,011
0.75%, 7/22/2023	GBP	760,000	1,061,954
0.88%, 10/22/2029	GBP	750,000	1,090,497
1.00%, 4/22/2024	GBP	775,000	1,098,184
1.25%, 7/22/2027	GBP	570,000	841,876
1.25%, 10/22/2041	GBP	250,000	379,267
1.50%, 7/22/2026	GBP	680,000	1,010,019
1.50%, 7/22/2047	GBP	475,000	768,214
1.63%, 10/22/2028	GBP	1,506,000	2,309,761
1.63%, 10/22/2054	GBP	420,000	730,024
1.63%, 10/22/2071	GBP	290,000	582,551
1.75%, 9/7/2022	GBP	828,000	1,168,136
1.75%, 9/7/2037	GBP	590,000	956,814
1.75%, 1/22/2049	GBP	748,000	1,286,461
Security Description		Principal Amount	Value
1.75%, 7/22/2057	GBP	631,000	$ 1,160,551
2.00%, 9/7/2025	GBP	775,000	1,164,206
2.25%, 9/7/2023	GBP	760,000	1,104,658
2.50%, 7/22/2065	GBP	445,000	1,043,055
2.75%, 9/7/2024	GBP	780,000	1,177,929
3.25%, 1/22/2044	GBP	540,000	1,135,939
3.50%, 1/22/2045	GBP	540,000	1,190,342
3.50%, 7/22/2068	GBP	460,000	1,366,954
3.75%, 7/22/2052	GBP	584,000	1,482,092
4.00%, 3/7/2022	GBP	805,000	1,153,975
4.00%, 1/22/2060	GBP	560,000	1,642,622
4.25%, 12/7/2027	GBP	720,000	1,272,972
4.25%, 6/7/2032	GBP	830,000	1,637,904
4.25%, 3/7/2036	GBP	615,000	1,303,010
4.25%, 9/7/2039	GBP	449,000	1,009,817
4.25%, 12/7/2040	GBP	997,000	2,283,802
4.25%, 12/7/2046	GBP	438,000	1,095,910
4.25%, 12/7/2049	GBP	556,000	1,459,106
4.25%, 12/7/2055	GBP	515,000	1,478,945
4.50%, 9/7/2034	GBP	760,000	1,605,512
4.50%, 12/7/2042	GBP	550,000	1,337,261
4.75%, 12/7/2030	GBP	1,120,000	2,215,999
4.75%, 12/7/2038	GBP	590,000	1,383,799
5.00%, 3/7/2025	GBP	978,000	1,622,719
6.00%, 12/7/2028	GBP	445,000	891,553
			53,243,575
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $922,837,652)			993,496,821
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c) (d) (Cost $3,640)	3,640	3,640
TOTAL INVESTMENTS — 98.2% (Cost $922,841,292)		993,500,461
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		18,046,220
NET ASSETS — 100.0%		$ 1,011,546,681

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$993,496,821	$—	$993,496,821
Short-Term Investment	3,640	—	—	3,640
TOTAL INVESTMENTS	$3,640	$993,496,821	$—	$993,500,461
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	516,327	$ 516,327	$39,138,984	$39,651,671	$—	$—	3,640	$3,640	$2,315
State Street Navigator Securities Lending Portfolio II	660,550	660,550	199,365	859,915	—	—	—	—	—
Total		$1,176,877	$39,338,349	$ 40,511,586	$—	$—		$3,640	$2,315
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 95.3%
AUSTRALIA — 3.7%
Australia Government Bond:
Series 153, 2.25%, 11/21/2022	AUD	2,970,000	$ 2,385,402
Series 133, 5.50%, 4/21/2023	AUD	3,690,000	3,199,363
Series 128, 5.75%, 7/15/2022	AUD	2,645,000	2,218,543
			7,803,308
AUSTRIA — 3.0%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	800,000	990,305
Zero Coupon, 4/20/2023 (a)	EUR	800,000	994,200
Zero Coupon, 7/15/2023 (a)	EUR	700,000	871,448
1.75%, 10/20/2023 (a)	EUR	1,000,000	1,307,997
3.40%, 11/22/2022 (a)	EUR	1,155,000	1,522,953
3.65%, 4/20/2022 (a)	EUR	551,000	711,727
			6,398,630
BELGIUM — 3.0%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	750,000	941,079
Series 68, 2.25%, 6/22/2023	EUR	1,550,000	2,036,373
Series 48, 4.00%, 3/28/2022	EUR	1,170,000	1,514,581
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,420,000	1,887,903
			6,379,936
CANADA — 4.6%
Canadian Government Bond:
0.25%, 8/1/2022	CAD	140,000	110,021
0.25%, 11/1/2022	CAD	1,970,000	1,547,996
0.50%, 3/1/2022	CAD	510,000	401,943
1.00%, 9/1/2022	CAD	940,000	747,883
1.50%, 2/1/2022	CAD	710,000	565,503
1.50%, 5/1/2022	CAD	1,145,000	914,760
1.50%, 6/1/2023	CAD	1,400,000	1,132,539
1.75%, 3/1/2023	CAD	1,880,000	1,524,659
2.00%, 9/1/2023	CAD	1,900,000	1,560,759
2.75%, 6/1/2022	CAD	1,310,000	1,065,789
Series A55, 8.00%, 6/1/2023	CAD	180,000	167,653
			9,739,505
Security Description		Principal Amount	Value
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	220,000,000	$ 331,910
Series 10YR, 6.00%, 1/1/2022	CLP	25,000,000	37,154
			369,064
CHINA — 4.5%
China Government Bond:
Series INBK, 2.24%, 3/5/2023	CNY	850,000	128,266
Series INBK, 2.36%, 7/2/2023	CNY	63,000,000	9,518,300
			9,646,566
COLOMBIA — 0.4%
Colombian TES Series B, 7.00%, 5/4/2022	COP	2,665,000,000	827,547
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 3.75%, 7/26/2023	EUR	100,000	134,819
Series EMTN, 3.88%, 5/6/2022	EUR	150,000	193,699
			328,518
CZECH REPUBLIC — 0.5%
Czech Republic Government Bond:
Series 126, 0.10%, 4/17/2022	CZK	3,500,000	162,631
Series 97, 0.45%, 10/25/2023	CZK	10,500,000	489,822
Series 52, 4.70%, 9/12/2022	CZK	7,650,000	383,395
			1,035,848
DENMARK — 0.9%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	6,380,000	1,065,740
1.50%, 11/15/2023	DKK	5,200,000	907,126
			1,972,866
FINLAND — 1.2%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	420,000	518,362
Zero Coupon, 9/15/2023 (a)	EUR	450,000	561,508
1.50%, 4/15/2023 (a)	EUR	600,000	771,554

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
1.63%, 9/15/2022 (a)	EUR	520,000	$ 661,705
			2,513,129
FRANCE — 6.3%
France Government Bond OAT:
Zero Coupon, 2/25/2022	EUR	1,230,000	1,517,039
Zero Coupon, 5/25/2022	EUR	1,250,000	1,544,380
Zero Coupon, 2/25/2023	EUR	450,000	559,123
Zero Coupon, 3/25/2023	EUR	1,585,000	1,970,179
1.75%, 5/25/2023	EUR	1,727,000	2,238,460
2.25%, 10/25/2022	EUR	1,000,000	1,290,079
3.00%, 4/25/2022	EUR	1,261,000	1,617,835
8.25%, 4/25/2022	EUR	80,000	109,405
8.50%, 4/25/2023	EUR	400,000	594,161
French Republic Government Bond OAT 4.25%, 10/25/2023	EUR	1,450,000	2,024,945
			13,465,606
GERMANY — 5.3%
Bundesrepublik Deutschland:
Zero Coupon, 3/11/2022	EUR	550,000	678,572
Zero Coupon, 6/10/2022	EUR	500,000	617,907
Federal Republic of Germany:
Series 175, Zero Coupon, 4/8/2022	EUR	970,000	1,197,644
Series 176, Zero Coupon, 10/7/2022	EUR	800,000	990,977
Series 177, Zero Coupon, 4/14/2023	EUR	737,000	917,330
Series 178, Zero Coupon, 10/13/2023	EUR	850,000	1,062,262
1.50%, 9/4/2022	EUR	620,000	787,349
1.50%, 2/15/2023	EUR	900,000	1,154,035
1.50%, 5/15/2023	EUR	960,000	1,237,910
1.75%, 7/4/2022	EUR	520,000	659,846
2.00%, 1/4/2022	EUR	920,000	1,156,883
2.00%, 8/15/2023	EUR	600,000	787,718
			11,248,433
HONG KONG — 0.2%
Hong Kong Government Bond Programme:
0.51%, 10/23/2023	HKD	250,000	32,537
1.10%, 1/17/2023	HKD	1,550,000	203,633
1.16%, 5/18/2022	HKD	1,050,000	137,332
			373,502
Security Description		Principal Amount	Value
HUNGARY — 0.6%
Hungary Government Bond:
Series 22/C, 1.50%, 8/24/2022	HUF	27,000,000	$ 92,549
Series 23/C, 1.50%, 8/23/2023	HUF	67,000,000	230,417
Series 22/B, 1.75%, 10/26/2022	HUF	81,200,000	279,873
Series 23/A, 6.00%, 11/24/2023	HUF	95,200,000	369,276
Series 22/A, 7.00%, 6/24/2022	HUF	59,100,000	218,220
			1,190,335
INDONESIA — 1.2%
Indonesia Treasury Bond Series FR61, 7.00%, 5/15/2022	IDR	34,717,000,000	2,572,517
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.50%, 5/15/2021	IDR	445,000,000	32,042
			2,604,559
IRELAND — 1.1%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	600,000	743,194
0.80%, 3/15/2022	EUR	790,000	983,423
3.90%, 3/20/2023	EUR	419,000	564,902
			2,291,519
ISRAEL — 1.3%
Israel Government Bond:
Series 0722, 0.75%, 7/31/2022	ILS	1,940,000	610,576
Series 1122, 1.25%, 11/30/2022	ILS	1,380,000	439,472
Series 1123, 1.50%, 11/30/2023	ILS	1,800,000	582,015
Series 0323, 4.25%, 3/31/2023	ILS	1,770,000	602,126
Series 0122, 5.50%, 1/31/2022	ILS	1,610,000	530,701
			2,764,890
ITALY — 7.3%
Italy Buoni Poliennali Del Tesoro:
0.65%, 10/15/2023	EUR	800,000	1,006,134
0.90%, 8/1/2022	EUR	666,000	832,217
0.95%, 3/1/2023	EUR	700,000	881,580
0.95%, 3/15/2023	EUR	700,000	882,085
1.00%, 7/15/2022	EUR	490,000	612,909
1.20%, 4/1/2022	EUR	699,000	873,133

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 5Y, 2.45%, 10/1/2023	EUR	850,000	$ 1,120,432
Italy Certificati di Credito del Tesoro Zero Coupon Zero Coupon, 5/30/2022	EUR	500,000	615,493
Republic of Italy:
0.05%, 1/15/2023 (a)	EUR	658,000	812,678
0.30%, 8/15/2023 (a)	EUR	300,000	373,342
0.60%, 6/15/2023	EUR	600,000	752,483
1.35%, 4/15/2022	EUR	750,000	938,886
1.45%, 9/15/2022	EUR	650,000	821,085
4.50%, 5/1/2023	EUR	850,000	1,159,307
4.75%, 8/1/2023 (a)	EUR	900,000	1,248,535
5.00%, 3/1/2022	EUR	850,000	1,106,302
5.50%, 9/1/2022	EUR	850,000	1,142,368
5.50%, 11/1/2022	EUR	350,000	474,528
			15,653,497
JAPAN — 20.5%
Government of Japan 5 Year Bond:
Series 131, 0.10%, 3/20/2022	JPY	635,000,000	6,165,918
Series 132, 0.10%, 6/20/2022	JPY	392,500,000	3,813,650
Series 133, 0.10%, 9/20/2022	JPY	425,000,000	4,132,353
Series 134, 0.10%, 12/20/2022	JPY	372,000,000	3,619,402
Series 135, 0.10%, 3/20/2023	JPY	432,000,000	4,205,561
Series 136, 0.10%, 6/20/2023	JPY	541,000,000	5,269,779
Series 137, 0.10%, 9/20/2023	JPY	449,500,000	4,381,629
Government of Japan 10 Year Bond:
Series 328, 0.60%, 3/20/2023	JPY	164,500,000	1,618,695
Series 324, 0.80%, 6/20/2022	JPY	354,000,000	3,474,237
Series 325, 0.80%, 9/20/2022	JPY	315,000,000	3,098,865
Series 321, 1.00%, 3/20/2022	JPY	400,000,000	3,926,117
			43,706,206
MALAYSIA — 1.6%
Malaysia Government Bond:
Series 0112, 3.42%, 8/15/2022	MYR	2,550,000	649,737
Series 0313, 3.48%, 3/15/2023	MYR	9,700,000	2,493,400
Security Description		Principal Amount	Value
Malaysia Government Investment Issue Series 0116, 4.39%, 7/7/2023	MYR	1,000,000	$ 263,364
			3,406,501
MEXICO — 1.1%
Mexican Bonos:
Series M, 6.50%, 6/9/2022	MXN	34,860,000	1,801,163
Series M, 6.75%, 3/9/2023	MXN	9,500,000	500,090
			2,301,253
NETHERLANDS — 3.5%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	1,600,000	1,971,857
1.75%, 7/15/2023 (a)	EUR	1,650,000	2,146,671
2.25%, 7/15/2022 (a)	EUR	1,275,000	1,631,112
3.75%, 1/15/2023 (a)	EUR	1,225,000	1,636,005
			7,385,645
NEW ZEALAND — 0.5%
New Zealand Government Bond Series 0423, 5.50%, 4/15/2023	NZD	1,470,000	1,183,937
NORWAY — 0.4%
Norway Government Bond Series 475, 2.00%, 5/24/2023 (a)	NOK	7,595,000	921,491
PERU — 0.0% (b)
Bonos de la Tesoreria de la Republica en pesos 5.20%, 9/12/2023	PEN	200,000	61,867
POLAND — 1.9%
Poland Government Bond:
Series 0722, Zero Coupon, 7/25/2022	PLN	3,150,000	844,914
Series 0422, 2.25%, 4/25/2022	PLN	3,330,000	919,911
Series 0123, 2.50%, 1/25/2023	PLN	2,880,000	811,727
Series 1023, 4.00%, 10/25/2023	PLN	2,300,000	683,975
Series 0922, 5.75%, 9/23/2022	PLN	2,630,000	775,236
			4,035,763
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
2.20%, 10/17/2022 (a)	EUR	1,270,000	1,635,234
4.95%, 10/25/2023 (a)	EUR	925,000	1,309,700
			2,944,934

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
ROMANIA — 0.8%
Romania Government Bond:
Series 3Y, 4.00%, 8/8/2022	RON	1,200,000	$ 308,598
Series 4.3Y, 4.40%, 9/25/2023	RON	5,350,000	1,408,510
			1,717,108
RUSSIA — 0.8%
Russian Federal Bond - OFZ:
Series 5084, 5.30%, 10/4/2023	RUB	6,000,000	82,286
Series 6211, 7.00%, 1/25/2023	RUB	19,700,000	279,797
Series 6215, 7.00%, 8/16/2023	RUB	27,000,000	384,935
Series 6220, 7.40%, 12/7/2022	RUB	28,800,000	411,560
Series 6209, 7.60%, 7/20/2022	RUB	33,050,000	468,955
			1,627,533
SINGAPORE — 1.0%
Singapore Government Bond:
1.75%, 4/1/2022	SGD	600,000	462,448
1.75%, 2/1/2023	SGD	850,000	661,798
2.75%, 7/1/2023	SGD	980,000	785,607
3.13%, 9/1/2022	SGD	420,000	332,673
			2,242,526
SLOVAKIA — 0.2%
Slovakia Government Bond Series 225, 3.00%, 2/28/2023	EUR	400,000	527,244
SLOVENIA — 0.1%
Slovenia Government Bond Series RS73, 2.25%, 3/25/2022	EUR	250,000	316,186
SOUTH KOREA — 4.6%
Korea Treasury Bond Series 2212, 1.25%, 12/10/2022	KRW	10,513,000,000	9,739,911
SPAIN — 4.5%
Kingdom of Spain:
Zero Coupon, 4/30/2023	EUR	450,000	557,829
0.35%, 7/30/2023	EUR	650,000	813,707
0.40%, 4/30/2022	EUR	1,300,000	1,611,956
0.45%, 10/31/2022	EUR	906,000	1,129,399
4.40%, 10/31/2023 (a)	EUR	1,350,000	1,885,217
5.40%, 1/31/2023 (a)	EUR	1,356,000	1,866,177
5.85%, 1/31/2022 (a)	EUR	1,370,000	1,792,764
			9,657,049
Security Description		Principal Amount	Value
SWEDEN — 1.1%
Kingdom of Sweden:
Series 1057, 1.50%, 11/13/2023 (a)	SEK	9,300,000	$ 1,193,535
Series 1054, 3.50%, 6/1/2022	SEK	8,975,000	1,152,461
			2,345,996
SWITZERLAND — 0.4%
Switzerland Government Bond:
2.00%, 5/25/2022	CHF	260,000	305,694
4.00%, 2/11/2023	CHF	505,000	629,389
			935,083
THAILAND — 0.9%
Thailand Government Bond:
1.88%, 6/17/2022	THB	16,480,000	562,019
2.00%, 12/17/2022	THB	29,100,000	1,001,962
3.63%, 6/16/2023	THB	10,050,000	361,648
			1,925,629
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	1,010,000	1,386,136
0.50%, 7/22/2022	GBP	1,800,000	2,485,516
0.75%, 7/22/2023	GBP	1,000,000	1,397,308
1.75%, 9/7/2022	GBP	890,000	1,255,605
2.25%, 9/7/2023	GBP	930,000	1,351,753
4.00%, 3/7/2022	GBP	1,355,000	1,942,405
			9,818,723
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $189,837,427)			203,407,843
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c) (d) (Cost $69,640)	69,640	69,640
TOTAL INVESTMENTS — 95.3% (Cost $189,907,067)		203,477,483
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.7%		9,951,818
NET ASSETS — 100.0%		$ 213,429,301

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.7% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$203,407,843	$—	$203,407,843
Short-Term Investment	69,640	—	—	69,640
TOTAL INVESTMENTS	$69,640	$203,407,843	$—	$203,477,483
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,997	$15,997	$27,509,782	$27,456,139	$—	$—	69,640	$69,640	$1,020
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.5%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 27CI, 0.75%, 11/21/2027	AUD	2,573,406	$ 2,245,399
Series 50CI, 1.00%, 2/21/2050	AUD	1,796,025	1,830,794
Series 22CI, 1.25%, 2/21/2022	AUD	3,223,503	2,561,445
Series 40CI, 1.25%, 8/21/2040	AUD	1,461,645	1,472,438
Series 35CI, 2.00%, 8/21/2035	AUD	2,030,940	2,172,494
Series 30CI, 2.50%, 9/20/2030	AUD	3,457,132	3,559,888
Series 25CI, 3.00%, 9/20/2025	AUD	4,018,238	3,742,241
			17,584,699
BRAZIL — 5.8%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 8/15/2022	BRL	14,549,976	3,067,375
Series NTNB, 6.00%, 5/15/2023	BRL	11,096,280	2,394,038
Series NTNB, 6.00%, 8/15/2024	BRL	8,890,702	1,968,131
Series NTNB, 6.00%, 5/15/2025	BRL	5,471,202	1,198,442
Series NTNB, 6.00%, 8/15/2026	BRL	4,103,401	941,570
Series NTNB, 6.00%, 8/15/2028	BRL	6,086,712	1,440,366
Series NTNB, 6.00%, 8/15/2030	BRL	3,556,281	863,685
Series NTNB, 6.00%, 5/15/2035	BRL	8,377,775	2,116,484
Series NTNB, 6.00%, 8/15/2040	BRL	4,958,212	1,272,792
Series NTNB, 6.00%, 5/15/2045	BRL	8,001,632	2,062,119
Series NTNB, 6.00%, 8/15/2050	BRL	13,848,979	3,671,567
Series NTNB, 6.00%, 5/15/2055	BRL	4,582,131	1,243,616
			22,240,185
CANADA — 4.5%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	1,666,051	1,638,981
Series CPI, 1.25%, 12/1/2047	CAD	1,784,160	2,008,160
Security Description		Principal Amount	Value
Series CPI, 1.50%, 12/1/2044	CAD	2,467,756	$ 2,783,005
Series CPI, 2.00%, 12/1/2041	CAD	1,922,183	2,273,502
Series CPI, 3.00%, 12/1/2036	CAD	1,922,213	2,380,210
Series CPI, 4.00%, 12/1/2031	CAD	1,978,354	2,382,472
Series CPI, 4.25%, 12/1/2021	CAD	2,060,302	1,696,224
Series CPI, 4.25%, 12/1/2026	CAD	1,761,052	1,829,642
			16,992,196
CHILE — 4.8%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	726,758,250	1,066,137
1.30%, 3/1/2023	CLP	639,547,260	966,092
1.50%, 3/1/2026	CLP	2,529,118,710	4,016,964
1.90%, 9/1/2030	CLP	639,547,260	1,081,076
2.00%, 3/1/2035	CLP	1,829,711,720	3,222,890
2.10%, 7/15/2050	CLP	610,476,930	1,115,958
Series 30YR, 3.00%, 1/1/2044	CLP	2,427,372,555	5,066,220
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 3/1/2022	CLP	29,070,330	43,204
Series 10YR, 3.00%, 3/1/2023	CLP	26,880	42
Series 20YR, 3.00%, 5/1/2028	CLP	116,281,320	207,581
Series 20YR, 3.00%, 2/1/2031	CLP	406,984,620	751,320
Series 30YR, 3.00%, 2/1/2041	CLP	406,984,620	837,953
			18,375,437
COLOMBIA — 4.6%
Colombian TES:
Series UVR, 2.25%, 4/18/2029	COP	1,375,313,000	411,552
Series UVR, 3.00%, 3/25/2033	COP	6,601,502,400	2,049,373
Series UVR, 3.30%, 3/17/2027	COP	9,407,140,920	3,085,185
Series UVR, 3.50%, 5/7/2025	COP	4,978,633,060	1,626,267
Series UVR, 3.75%, 2/25/2037	COP	4,263,470,300	1,422,987
Series UVR, 3.75%, 6/16/2049	COP	3,108,207,380	1,008,288
Series UVR, 4.75%, 2/23/2023	COP	14,468,292,760	4,615,569

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series UVR, 4.75%, 4/4/2035	COP	8,320,635,256	$ 3,072,228
			17,291,449
FRANCE — 8.1%
French Republic Government Bond OAT:
Series OATI, 0.10%, 3/1/2025	EUR	1,182,863	1,523,160
Series OATE, 0.10%, 3/1/2026 (a)	EUR	1,070,850	1,415,366
Series OATI, 0.10%, 3/1/2028	EUR	1,306,746	1,748,557
Series OATE, 0.10%, 3/1/2029	EUR	905,391	1,251,951
Series OATI, 0.10%, 3/1/2036 (a)	EUR	596,328	874,269
Series OATE, 0.10%, 7/25/2036 (a)	EUR	514,020	772,028
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,199,657	2,021,393
Series OATE, 0.25%, 7/25/2024	EUR	2,150,104	2,802,364
Series OATE, 0.70%, 7/25/2030 (a)	EUR	1,388,772	2,064,959
Series OATE, 1.10%, 7/25/2022	EUR	1,678,054	2,146,283
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,376,619	2,792,004
Series OATE, 1.85%, 7/25/2027	EUR	2,480,495	3,728,005
Series OATI, 2.10%, 7/25/2023 (a)	EUR	2,336,385	3,096,580
Series OATE, 3.15%, 7/25/2032	EUR	1,544,263	2,966,327
Series OATI, 3.40%, 7/25/2029	EUR	1,013,423	1,773,685
			30,976,931
GERMANY — 4.5%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	3,149,401	3,962,090
Series I/L, 0.10%, 4/15/2026	EUR	3,518,224	4,676,987
Series I/L, 0.10%, 4/15/2046	EUR	1,782,933	3,250,373
Series I/L, 0.50%, 4/15/2030	EUR	3,511,784	5,163,093
			17,052,543
ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
Series 0529, 0.50%, 5/31/2029	ILS	3,553,546	1,226,342
Security Description		Principal Amount	Value
0.75%, 10/31/2025	ILS	8,458,069	$ 2,857,107
Series 0527, 0.75%, 5/31/2027	ILS	4,001,457	1,379,804
1.00%, 5/31/2045	ILS	4,144,989	1,543,171
1.75%, 9/29/2023	ILS	3,926,550	1,309,255
Series 0922, 2.75%, 9/30/2022	ILS	4,985,957	1,647,753
Series 0841, 2.75%, 8/30/2041	ILS	5,902,090	2,914,536
Series 0536, 4.00%, 5/30/2036	ILS	5,304,280	2,765,208
Israel Government Bond - Galil Series 5904, 4.00%, 7/31/2024	ILS	4,333,636	1,591,055
			17,234,231
ITALY — 5.6%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2022 (a)	EUR	1,274,941	1,581,075
Series CPI, 0.10%, 5/15/2023	EUR	1,183,499	1,478,989
Series CPI, 0.40%, 5/15/2030 (a)	EUR	981,233	1,274,561
Series CPI, 1.25%, 9/15/2032 (a)	EUR	1,461,726	2,084,559
Series CPI, 1.30%, 5/15/2028 (a)	EUR	1,722,319	2,364,040
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,470,560	2,011,690
Series CPI, 2.35%, 9/15/2035 (a)	EUR	1,468,163	2,469,236
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,631,886	3,001,759
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,028,627	2,729,295
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,413,287	2,105,913
			21,101,117
JAPAN — 4.4%
Japanese Government CPI Linked Bond:
Series 17, 0.10%, 9/10/2023	JPY	63,745,000	619,347
Series 18, 0.10%, 3/10/2024	JPY	126,030,700	1,223,711
Series 19, 0.10%, 9/10/2024	JPY	170,859,000	1,658,827
Series 20, 0.10%, 3/10/2025	JPY	323,147,000	3,139,075
Series 21, 0.10%, 3/10/2026	JPY	208,488,480	2,029,433
Series 22, 0.10%, 3/10/2027	JPY	156,315,597	1,522,989
Series 23, 0.10%, 3/10/2028	JPY	249,478,080	2,427,799

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series 24, 0.10%, 3/10/2029	JPY	355,647,560	$ 3,467,396
Series 25, 0.20%, 3/10/2030	JPY	82,268,770	815,158
			16,903,735
MEXICO — 4.4%
Mexican Udibonos:
Series S, 2.00%, 6/9/2022	MXN	51,391,545	2,608,923
Series S, 3.50%, 11/16/2023	MXN	11,890,075	636,635
Series S, 4.00%, 11/30/2028	MXN	49,211,698	2,857,072
Series S, 4.00%, 11/15/2040	MXN	50,863,106	2,948,556
Series S, 4.00%, 11/8/2046	MXN	44,918,059	2,688,208
Series S, 4.00%, 11/3/2050	MXN	13,871,754	842,428
Series S, 4.50%, 12/4/2025	MXN	45,182,283	2,597,196
Series S, 4.50%, 11/22/2035	MXN	26,686,612	1,660,368
			16,839,386
NEW ZEALAND — 2.7%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	2,520,018	2,033,871
Series 0935, 2.50%, 9/20/2035	NZD	2,913,834	2,908,926
Series 0940, 2.50%, 9/20/2040	NZD	2,006,250	2,109,156
Series 0930, 3.00%, 9/20/2030	NZD	3,211,942	3,083,318
			10,135,271
SOUTH AFRICA — 4.7%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	12,032,643	695,298
Series 2033, 1.88%, 2/28/2033	ZAR	20,522,798	1,063,759
Series 2025, 2.00%, 1/31/2025	ZAR	34,604,128	2,289,602
Series 2038, 2.25%, 1/31/2038	ZAR	36,108,658	1,796,334
Series 2046, 2.50%, 3/31/2046	ZAR	36,868,965	1,742,256
Series 2050, 2.50%, 12/31/2050	ZAR	46,597,451	2,113,673
Series R210, 2.60%, 3/31/2028	ZAR	24,390,128	1,530,265
Series R212, 2.75%, 1/31/2022	ZAR	20,840,244	1,443,039
Security Description		Principal Amount	Value
Series R202, 3.45%, 12/7/2033	ZAR	38,432,003	$ 2,361,177
Series R197, 5.50%, 12/7/2023	ZAR	36,307,630	2,750,792
			17,786,195
SOUTH KOREA — 0.7%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	908,745,760	857,780
Series 2806, 1.75%, 6/10/2028	KRW	1,688,126,850	1,670,141
			2,527,921
SPAIN — 4.4%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	708,250	904,008
0.30%, 11/30/2021	EUR	1,489,781	1,853,511
0.65%, 11/30/2027 (a)	EUR	2,396,074	3,306,675
0.70%, 11/30/2033 (a)	EUR	1,555,072	2,288,509
1.00%, 11/30/2030 (a)	EUR	2,818,152	4,142,535
1.80%, 11/30/2024 (a)	EUR	3,145,123	4,337,367
			16,832,605
SWEDEN — 3.8%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	14,338,432	1,913,742
Series 3113, 0.13%, 12/1/2027	SEK	15,334,126	2,093,787
Series 3111, 0.13%, 6/1/2032 (a)	SEK	14,151,533	2,076,990
Series 3108, 0.25%, 6/1/2022 (a)	SEK	19,377,866	2,406,516
Series 3109, 1.00%, 6/1/2025 (a)	SEK	19,803,742	2,694,171
Series 3104, 3.50%, 12/1/2028 (a)	SEK	19,006,093	3,290,939
			14,476,145
TURKEY — 5.4%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	8,354,300	1,106,017
1.50%, 6/18/2025	TRY	5,369,547	709,175
Series CPI, 2.00%, 10/26/2022	TRY	10,824,481	1,466,790
Series CPI, 2.00%, 9/18/2024	TRY	7,561,052	1,023,489
Series CPI, 2.00%, 4/16/2025	TRY	10,721,605	1,453,219
Series CPI, 2.40%, 5/8/2024	TRY	7,215,791	989,438

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description		Principal Amount	Value
Series CPI, 2.70%, 1/14/2026	TRY	9,915,312	$ 1,380,026
Series CPI, 2.80%, 11/8/2023	TRY	5,126,021	709,063
Series CPI, 2.90%, 7/7/2027	TRY	8,640,372	1,209,632
Series CPI, 2.90%, 1/12/2028	TRY	1,503,495	209,880
Series CPI, 3.00%, 7/21/2021	TRY	31,169,873	4,252,355
Series CPI, 3.00%, 2/23/2022	TRY	9,204,801	1,265,284
Series CPI, 3.00%, 8/2/2023	TRY	11,140,834	1,547,382
3.20%, 11/6/2024	TRY	3,441,901	488,411
Series CPI, 3.30%, 6/28/2028	TRY	14,134,920	2,022,884
4.10%, 6/5/2024	TRY	480,670	69,768
Series CPI, 4.20%, 1/10/2024	TRY	5,500,395	793,359
			20,696,172
UNITED KINGDOM — 22.0%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	1,466,524	2,205,021
Series 3MO, 0.13%, 3/22/2026	GBP	1,435,944	2,298,132
Series 3MO, 0.13%, 8/10/2028	GBP	1,496,623	2,583,628
Series 3MO, 0.13%, 3/22/2029	GBP	1,487,496	2,608,890
Series 3MO, 0.13%, 11/22/2036	GBP	1,075,258	2,293,174
Series 3MO, 0.13%, 8/10/2041	GBP	945,783	2,210,256
Series 3MO, 0.13%, 3/22/2044	GBP	1,365,750	3,335,161
Series 3MO, 0.13%, 3/22/2046	GBP	1,084,549	2,751,159
Series 3MO, 0.13%, 8/10/2048	GBP	926,406	2,473,384
Series 3MO, 0.13%, 11/22/2056	GBP	516,643	1,597,126
Series 3MO, 0.13%, 3/22/2058	GBP	856,839	2,710,376
Series 3MO, 0.13%, 11/22/2065	GBP	621,525	2,315,017
Series 3MO, 0.13%, 3/22/2068	GBP	1,119,680	4,482,193
Series 3MO, 0.25%, 3/22/2052	GBP	1,155,067	3,386,316
Series 3MO, 0.38%, 3/22/2062	GBP	1,528,727	5,560,178
Series 3MO, 0.50%, 3/22/2050	GBP	1,034,325	3,067,790
Security Description		Principal Amount	Value
Series 3MO, 0.63%, 3/22/2040	GBP	1,495,131	$ 3,658,898
Series 3MO, 0.63%, 11/22/2042	GBP	1,357,478	3,528,462
Series 3MO, 0.75%, 3/22/2034	GBP	1,222,926	2,615,908
Series 3MO, 0.75%, 11/22/2047	GBP	1,012,813	3,001,925
Series 3MO, 1.13%, 11/22/2037	GBP	2,502,932	6,227,729
Series 3MO, 1.25%, 11/22/2027	GBP	1,592,310	2,883,410
Series 3MO, 1.25%, 11/22/2032	GBP	1,423,007	3,086,031
Series 3MO, 1.25%, 11/22/2055	GBP	1,194,353	4,608,029
Series 3MO, 1.88%, 11/22/2022	GBP	1,545,502	2,312,108
Series 8MO, 2.00%, 1/26/2035	GBP	967,828	2,385,849
Series 8MO, 2.50%, 7/17/2024	GBP	1,271,502	2,069,561
Series 8MO, 4.13%, 7/22/2030	GBP	648,853	1,558,240
			83,813,951
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $332,404,511)			378,860,169
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c) (d) (Cost $99,158)	99,158	99,158
TOTAL INVESTMENTS — 99.5% (Cost $332,503,669)		378,959,327
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,758,032
NET ASSETS — 100.0%		$ 380,717,359
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$378,860,169	$—	$378,860,169
Short-Term Investment	99,158	—	—	99,158
TOTAL INVESTMENTS	$99,158	$378,860,169	$—	$378,959,327
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,368	$69,368	$12,391,025	$12,361,235	$—	$—	99,158	$99,158	$1,033
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 988,524,749	$255,588,371
Investments in affiliated issuers, at value	10,227,948	640,380
Total Investments	998,752,697	256,228,751
Foreign currency, at value	6,410,481	1,535,401
Cash	—	—
Receivable for investments sold	12,385,854	1,267,523
Receivable for fund shares sold	5,599,440	—
Unrealized appreciation on forward foreign currency exchange contracts	83,265	—
Dividends receivable — affiliated issuers	184	11
Interest receivable - unaffiliated issuers	12,823,264	2,216,315
Securities lending income receivable — affiliated issuers	—	143
Receivable for foreign taxes recoverable	112,038	6,666
TOTAL ASSETS	1,036,167,223	261,254,810
LIABILITIES
Payable upon return of securities loaned	—	597,922
Payable for investments purchased	21,795,193	—
Unrealized depreciation on forward foreign currency exchange contracts	87,259	—
Deferred foreign taxes payable	567,431	—
Advisory fee payable	272,450	108,173
Trustees’ fees and expenses payable	1,539	2,600
TOTAL LIABILITIES	22,723,872	708,695
NET ASSETS	$1,013,443,351	$ 260,546,115
NET ASSETS CONSIST OF:
Paid-in Capital	$ 987,737,710	$241,372,018
Total distributable earnings (loss)**	25,705,641	19,174,097
NET ASSETS	$1,013,443,351	$ 260,546,115
NET ASSET VALUE PER SHARE
Net asset value per share	$ 28.00	$ 37.76
Shares outstanding (unlimited amount authorized, $0.01 par value)	36,200,000	6,900,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 945,983,194	$236,039,348
Investments in affiliated issuers	10,227,948	640,380
Total cost of investments	$ 956,211,142	$236,679,728
Foreign currency, at cost	$ 6,370,603	$ 1,525,356
* Includes investments in securities on loan, at value	$ —	$ 587,761
** Includes deferred foreign taxes	$ 567,431	$ —
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 993,496,821	$203,407,843	$378,860,169
3,640	69,640	99,158
993,500,461	203,477,483	378,959,327
1,737,611	431,249	186,614
12,963	2,839	—
9,524,902	7,997,319	—
—	—	—
—	—	—
—	—	—
6,592,840	1,421,757	1,782,526
—	—	—
660,661	177,997	—
1,012,029,438	213,508,644	380,928,467

—	—	—
—	—	—
—	—	—
183,984	5,431	50,320
297,077	70,686	158,485
1,696	3,226	2,303
482,757	79,343	211,108
$ 1,011,546,681	$213,429,301	$380,717,359

$ 942,922,874	$200,206,453	$341,654,767
68,623,807	13,222,848	39,062,592
$ 1,011,546,681	$213,429,301	$380,717,359

$ 31.22	$ 32.84	$ 58.57
32,400,038	6,500,000	6,500,483

$ 922,837,652	$189,837,427	$ 332,404,511
3,640	69,640	99,158
$ 922,841,292	$189,907,067	$332,503,669
$ 1,727,454	$ 429,721	$ 183,785
$ —	$ —	$ —
$ 183,984	$ 5,431	$ 48,394

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2020

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 42,492,140	$ 1,959,189
Dividend income — affiliated issuers	29,435	376
Unaffiliated securities lending income	—	—
Affiliated securities lending income	3,588	6,135
Foreign taxes withheld	(1,255,576)	(2,108)
TOTAL INVESTMENT INCOME (LOSS)	41,269,587	1,963,592
EXPENSES
Advisory fee	2,712,383	948,280
Trustees’ fees and expenses	18,991	565
TOTAL EXPENSES	2,731,374	948,845
NET INVESTMENT INCOME (LOSS)	$ 38,538,213	$ 1,014,747
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments—unaffiliated issuers*	(34,298,625)	(2,446,060)
In-kind redemptions — unaffiliated issuers	3,107,563	(209,028)
Forward foreign currency exchange contracts	42,996	—
Foreign currency transactions	(5,639,370)	(31,713)
Net realized gain (loss)	(36,787,436)	(2,686,801)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	20,119,672	23,004,869
Forward foreign currency exchange contracts	(110,578)	—
Foreign currency translations	228,373	64,919
Net change in unrealized appreciation/depreciation	20,237,467	23,069,788
NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,549,969)	20,382,987
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 21,988,244	$21,397,734
* Includes foreign capital gain taxes	$ (123,007)	$ —
** Includes foreign deferred taxes	$ (293,327)	$ —
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 14,401,494	$ 1,325,102	$ 8,323,130
2,315	1,020	1,033
2,199	—	—
—	—	—
(338,596)	(58,861)	(42,293)
14,067,412	1,267,261	8,281,870

3,195,109	872,023	1,727,088
6,818	684	782
3,201,927	872,707	1,727,870
$ 10,865,485	$ 394,554	$ 6,554,000

(6,780,558)	(2,008,990)	(12,877,047)
(3,533,611)	2,238,057	4,368,984
—	—	—
(1,546,600)	76,542	(1,007,097)
(11,860,769)	305,609	(9,515,160)

75,776,556	12,866,594	24,806,713
—	—	—
201,012	21,596	66,589
75,977,568	12,888,190	24,873,302
64,116,799	13,193,799	15,358,142
$ 74,982,284	$13,588,353	$ 21,912,142
$ (26,335)	$ (20,896)	$ (6,266)
$ (102,489)	$ 5,290	$ (5,894)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 38,538,213	$ 20,770,689	$ 36,200,827
Net realized gain (loss)	(36,787,436)	(21,114,549)	(23,459,125)
Net change in unrealized appreciation/depreciation	20,237,467	27,339,901	40,737,222
Net increase (decrease) in net assets resulting from operations	21,988,244	26,996,041	53,478,924
Distributions to shareholders	(7,233,667)	(1,987,352)	(18,596,461)
Return of capital	(27,530,700)	(21,574,785)	(12,351,842)
Total Distributions to shareholders	(34,764,367)	(23,562,137)	(30,948,303)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	363,726,320	222,765,636	283,813,595
Cost of shares redeemed	(353,921,776)	(21,644,038)	(16,273,520)
Other Capital	785,892	335,816	591,371
Net increase (decrease) from share transactions	10,590,436	201,457,414	268,131,446
Net increase (decrease) in net assets from beneficial interest transactions	10,590,436	201,457,414	268,131,446
Contribution from Affiliate (Note 4)	—	—	142,298
Net increase (decrease) in net assets during the period	(2,185,687)	204,891,318	290,804,365
Net assets at beginning of period	1,015,629,038	810,737,720	519,933,355
NET ASSETS AT END OF PERIOD	$1,013,443,351	$1,015,629,038	$810,737,720
SHARES OF BENEFICIAL INTEREST:
Shares sold	13,400,000	8,100,000	10,600,000
Shares redeemed	(13,700,000)	(800,000)	(600,000)
Net increase (decrease) from share transactions	(300,000)	7,300,000	10,000,000
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF			SPDR Bloomberg Barclays International Treasury Bond ETF
Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19

$ 1,014,747	$ 721,641	$ 1,628,186	$ 10,865,485	$ 7,133,359	$ 15,953,339
(2,686,801)	(1,475,355)	(6,055,393)	(11,860,769)	(2,204,516)	(17,770,790)
23,069,788	814,963	5,954,873	75,977,568	(3,085,816)	51,709,951
21,397,734	61,249	1,527,666	74,982,284	1,843,027	49,892,500
(240,207)	(499,181)	—	(9,187,648)	(7,025,941)	(13,509,746)
(677,526)	(159,224)	(1,352,194)	—	—	—
(917,733)	(658,405)	(1,352,194)	(9,187,648)	(7,025,941)	(13,509,746)

109,839,151	46,924,212	9,941,724	216,578,417	89,142,321	296,314,744
(60,177,217)	(23,493,520)	(73,064,672)	(300,066,124)	(178,026,850)	(729,733,193)
131,234	81,587	19,650	371,816	56,593	270,459
49,793,168	23,512,279	(63,103,298)	(83,115,891)	(88,827,936)	(433,147,990)
49,793,168	23,512,279	(63,103,298)	(83,115,891)	(88,827,936)	(433,147,990)
—	—	—	12,963	—	—
70,273,169	22,915,123	(62,927,826)	(17,308,292)	(94,010,850)	(396,765,236)
190,272,946	167,357,823	230,285,649	1,028,854,973	1,122,865,823	1,519,631,059
$ 260,546,115	$190,272,946	$167,357,823	$ 1,011,546,681	$1,028,854,973	$1,122,865,823

3,100,000	1,400,000	300,000	7,300,000	3,100,000	10,700,000
(1,800,000)	(700,000)	(2,200,000)	(10,700,000)	(6,200,000)	(26,300,000)
1,300,000	700,000	(1,900,000)	(3,400,000)	(3,100,000)	(15,600,000)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 394,554	$ 650,533	$ 1,439,783
Net realized gain (loss)	305,609	(3,250,719)	(2,158,472)
Net change in unrealized appreciation/depreciation	12,888,190	1,721,876	1,978,189
Net increase (decrease) in net assets resulting from operations	13,588,353	(878,310)	1,259,500
Distributions to shareholders	(360,995)	—	(3,097,036)
Return of capital	—	(667,017)	(606,203)
Total Distributions to shareholders	(360,995)	(667,017)	(3,703,239)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	24,375,784	33,490,820	64,766,646
Cost of shares redeemed	(123,724,120)	(30,583,886)	(96,823,406)
Other Capital	51,143	16,994	35,702
Net increase (decrease) from share transactions	(99,297,193)	2,923,928	(32,021,058)
Net increase (decrease) in net assets from beneficial interest transactions	(99,297,193)	2,923,928	(32,021,058)
Contribution from Affiliate (Note 4)	2,839	—	—
Net increase (decrease) in net assets during the period	(86,066,996)	1,378,601	(34,464,797)
Net assets at beginning of period	299,496,297	298,117,696	332,582,493
NET ASSETS AT END OF PERIOD	$ 213,429,301	$299,496,297	$ 298,117,696
SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	1,100,000	2,100,000
Shares redeemed	(4,000,000)	(1,000,000)	(3,100,000)
Net increase (decrease) from share transactions	(3,200,000)	100,000	(1,000,000)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19

$ 6,554,000	$ 5,438,873	$ 16,759,415
(9,515,160)	1,352,754	(27,735,476)
24,873,302	(46,949)	28,930,152
21,912,142	6,744,678	17,954,091
(6,033,523)	(7,249,343)	—
—	(138,032)	(16,623,886)
(6,033,523)	(7,387,375)	(16,623,886)

27,546,758	11,029,696	21,554,235
(94,086,672)	(54,943,938)	(115,583,422)
162,162	59,664	254,750
(66,377,752)	(43,854,578)	(93,774,437)
(66,377,752)	(43,854,578)	(93,774,437)
—	—	—
(50,499,133)	(44,497,275)	(92,444,232)
431,216,492	475,713,767	568,157,999
$380,717,359	$431,216,492	$ 475,713,767

500,000	200,000	400,000
(1,800,000)	(1,000,000)	(2,200,000)
(1,300,000)	(800,000)	(1,800,000)
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 27.83	$ 27.76	$ 27.08	$ 28.99	$ 27.74	$ 27.08
Income (loss) from investment operations:
Net investment income (loss) (b)	1.13	0.65	1.51	1.41	1.38	1.47
Net realized and unrealized gain (loss) (c)	0.05	0.15	0.45	(2.28)	(0.18)	(0.90)
Total from investment operations	1.18	0.80	1.96	(0.87)	1.20	0.57
Contribution from Affiliate (Note 4)	—	—	0.01	—	—	—
Other capital (b)	0.02	0.01	0.02	0.06	0.05	0.09
Distributions to shareholders from:
Net investment income	(0.22)	(0.07)	(0.79)	(0.67)	—	—
Return of Capital	(0.81)	(0.67)	(0.52)	(0.43)	—	—
Total distributions	(1.03)	(0.74)	(1.31)	(1.10)	—	—
Net asset value, end of period	$ 28.00	$ 27.83	$ 27.76	$ 27.08	$ 28.99	$ 27.74
Total return (d)	4.59%	2.94%	7.70%(e)	(3.03)%	4.49%	2.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,013,443	$1,015,629	$810,738	$519,933	$130,438	$205,272
Ratios to average net assets:
Total expenses	0.30%	0.30%(f)	0.39%	0.41%	0.47%	0.50%
Net expenses	0.30%	0.30%(f)	0.38%	0.41%	0.46%	0.50%
Net investment income (loss)	4.26%	4.69%(f)	5.68%	4.81%	4.95%	5.67%
Portfolio turnover rate (g)	50%	18%(h)	43%	83%	42%	44%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 7.66%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Corporate Bond ETF
	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 33.98	$ 34.15	$ 33.87	$ 33.17	$ 32.44	$ 31.34
Income (loss) from investment operations:
Net investment income (loss) (b)	0.18	0.14	0.29	0.25	0.42	0.57
Net realized and unrealized gain (loss) (c)	3.74	(0.20)	0.23	0.63	0.30	0.53
Total from investment operations	3.92	(0.06)	0.52	0.88	0.72	1.10
Other capital (b)	0.02	0.02	0.00(d)	0.04	0.01	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.04)	(0.10)	—	(0.22)	—	(0.00)(d)
Net realized gains	—	—	—	—	(0.00)(d)	—
Return of Capital	(0.12)	(0.03)	(0.24)	—	—	—
Total distributions	(0.16)	(0.13)	(0.24)	(0.22)	(0.00)(d)	(0.00)(d)
Net asset value, end of period	$ 37.76	$ 33.98	$ 34.15	$ 33.87	$ 33.17	$ 32.44
Total return (e)	11.69%	(0.15)%	1.59%	2.71%	2.26%	3.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$260,546	$190,273	$167,358	$230,286	$149,286	$139,508
Ratios to average net assets:
Total expenses	0.50%	0.50%(f)	0.51%	0.50%	0.50%	0.50%
Net investment income (loss)	0.54%	0.81%(f)	0.88%	0.72%	1.30%	1.80%
Portfolio turnover rate (g)	23%	5%(h)	16%	23%	14%	19%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 28.74	$ 28.87	$ 27.88	$ 27.56	$ 28.60	$ 26.08
Income (loss) from investment operations:
Net investment income (loss) (b)	0.35	0.19	0.39	0.31	0.46	0.50
Net realized and unrealized gain (loss) (c)	2.42	(0.13)	0.92	0.24	(1.51)	2.01
Total from investment operations	2.77	0.06	1.31	0.55	(1.05)	2.51
Contribution from Affiliate (Note 4)	0.00(d)	—	—	—	—	—
Other capital (b)	0.01	0.00(d)	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.30)	(0.19)	(0.33)	(0.24)	—	—
Total distributions	(0.30)	(0.19)	(0.33)	(0.24)	—	—
Net asset value, end of period	$ 31.22	$ 28.74	$ 28.87	$ 27.88	$ 27.56	$ 28.60
Total return (e)	9.73%(f)	0.20%	4.78%	2.02%	(3.61)%	9.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,011,547	$1,028,855	$1,122,866	$1,519,631	$1,568,418	$1,675,762
Ratios to average net assets:
Total expenses	0.35%	0.35%(g)	0.38%	0.50%	0.50%	0.50%
Net investment income (loss)	1.19%	1.31%(g)	1.42%	1.09%	1.46%	1.86%
Portfolio turnover rate (h)	16%	7%(i)	18%	29%	25%	24%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during theyear ended December 31, 2020, the total return would have remained 9.73%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 30.88	$ 31.05	$ 31.38	$ 31.23	$ 31.48	$ 30.71
Income (loss) from investment operations:
Net investment income (loss) (b)	0.05	0.07	0.16	0.00(c)	0.03	0.17
Net realized and unrealized gain (loss) (d)	1.94	(0.17)	(0.10)	0.28	(0.42)	0.59
Total from investment operations	1.99	(0.10)	0.06	0.28	(0.39)	0.76
Contribution from Affiliate (Note 4)	0.00(c)	—	—	—	0.18	—
Other capital (b)	0.01	0.00(c)	0.00(c)	0.01	0.00(c)	0.03
Distributions to shareholders from:
Net investment income	(0.04)	—	(0.33)	(0.14)	—	—
Net realized gains	—	—	—	—	(0.04)	(0.02)
Return of Capital	—	(0.07)	(0.06)	—	—	—
Total distributions	(0.04)	(0.07)	(0.39)	(0.14)	(0.04)	(0.02)
Net asset value, end of period	$ 32.84	$ 30.88	$ 31.05	$ 31.38	$ 31.23	$ 31.48
Total return (e)	6.49%(f)	(0.36)%	0.21%	0.90%	(0.66)%(g)	2.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$213,429	$299,496	$298,118	$332,582	$196,749	$182,560
Ratios to average net assets:
Total expenses	0.35%	0.35%(h)	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.16%	0.43%(h)	0.51%	0.01%	0.11%	0.55%
Portfolio turnover rate (i)	67%	31%(j)	66%	63%	74%	85%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended ended December 31, 2020, the total return would have remained 6.49%.
(g)	If the Adviser had not made a one-time voluntary contribution during the period ended June 30, 2017, the total return would have been (1.24)%.
(h)	Annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(j)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 55.28	$ 55.31	$ 54.63	$ 55.75	$ 55.13	$ 54.61
Income (loss) from investment operations:
Net investment income (loss) (b)	1.02	0.66	1.92	1.73	1.86	1.39
Net realized and unrealized gain (loss) (c)	3.17	0.19	0.57	(1.11)	(0.65)	(0.37)
Total from investment operations	4.19	0.85	2.49	0.62	1.21	1.02
Contribution from Affiliate (Note 4)	—	—	—	0.00(d)	—	—
Other capital (b)	0.03	0.01	0.03	0.11	0.07	0.08
Distributions to shareholders from:
Net investment income	(0.93)	(0.87)	—	(1.18)	—	(0.05)
Net realized gains	—	—	—	(0.47)	(0.66)	(0.53)
Return of Capital	—	(0.02)	(1.84)	(0.20)	—	—
Total distributions	(0.93)	(0.89)	(1.84)	(1.85)	(0.66)	(0.58)
Net asset value, end of period	$ 58.57	$ 55.28	$ 55.31	$ 54.63	$ 55.75	$ 55.13
Total return (e)	7.76%	1.58%	4.78%	1.21%	2.39%	2.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$380,717	$431,216	$475,714	$568,158	$496,236	$617,443
Ratios to average net assets:
Total expenses	0.50%	0.50%(f)	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.90%	2.39%(f)	3.60%	3.02%	3.39%	2.63%
Portfolio turnover rate (g)	28%	8%(h)	37%	32%	42%	52%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for each Fund from June 30 to December 31.
Each Fund, except for SPDR Bloomberg Barclays International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg Barclays International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the year ended December 31, 2020, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:
Funds	Strategies
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Efficient portfolio management to reduce the currency deviation of the fund versus the Index

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$83,265	$—	$—	$—	$83,265
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$87,259	$—	$—	$—	$87,259
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$42,996	$—	$—	$—	$42,996
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(110,578)	$—	$—	$—	$(110,578)
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2020:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Societe Generale	$ 32,110	$ (6,985)	$—	$25,125
Standard Chartered Bank	51,155	(51,155)	—	—
	$83,265	$(58,140)	$—	$25,125

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Citibank N.A.	$ (6,434)	$ —	$—	$ (6,434)
HSBC Bank USA	(3,200)	—	—	(3,200)
Societe Generale	(6,985)	6,985	—	—
Standard Chartered Bank	(69,173)	51,155	—	(18,018)
Westpac Banking Corp.	(1,467)	—	—	(1,467)
	$(87,259)	$58,140	$—	$ (29,119)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50
SPDR Bloomberg Barclays International Treasury Bond ETF	0.35
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with the approval of the Funds’ Board of Trustees. The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2020 are disclosed in the Schedules of Investments.
During the year ended December 31, 2020, State Street made voluntary contributions to the SPDR Bloomberg Barclays International Treasury Bond ETF and the SPDR Bloomberg Barclays Short Term International Treasury Bond ETF Fund in the amounts of $12,963 and $2,839, respectively, related to accounting matters.
During the year ended June 30,2019, State Street authorized reimbursements of $142,298 to the SPDR Bloomberg Barclays Emerging Markets Local Bond ETF in connection with trading matters.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$522,678,319	$441,069,156
SPDR Bloomberg Barclays International Corporate Bond ETF	70,622,431	44,241,354
SPDR Bloomberg Barclays International Treasury Bond ETF	149,427,791	166,452,867
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	163,739,902	175,188,017
SPDR FTSE International Government Inflation-Protected Bond ETF	98,165,844	130,790,627

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

For the year ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$ 50,670,843	$ 118,522,627	$ 3,107,563
SPDR Bloomberg Barclays International Corporate Bond ETF	65,603,760	42,794,727	(209,028)
SPDR Bloomberg Barclays International Treasury Bond ETF	183,696,739	243,787,051	(3,533,611)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	18,933,124	100,627,125	2,238,057
SPDR FTSE International Government Inflation-Protected Bond ETF	18,749,108	61,526,570	4,368,984
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies, premium amortization, net operating losses, wash sale loss deferrals, TIPS adjustments, forward contracts and distributions in excess of current earnings.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$7,233,667	$ —	$27,530,700	$34,764,367
SPDR Bloomberg Barclays International Corporate Bond ETF	240,207	—	677,526	917,733
SPDR Bloomberg Barclays International Treasury Bond ETF	9,187,648	—	—	9,187,648
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	217,049	143,946	—	360,995
SPDR FTSE International Government Inflation-Protected Bond ETF	4,046,100	1,987,423	—	6,033,523
The tax character of distributions paid during the fiscal period ended December 31, 2019 was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$ 1,987,352	$ —	$ 21,574,785	$ 23,562,137
SPDR Bloomberg Barclays International Corporate Bond ETF	499,181	—	159,224	658,405
SPDR Bloomberg Barclays International Treasury Bond ETF	7,025,941	—	—	7,025,941
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	667,017	667,017
SPDR FTSE International Government Inflation-Protected Bond ETF	6,804,640	444,703	138,032	7,387,375
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$—	$(15,353,241)	$ —	$41,087,042	$25,733,801
SPDR Bloomberg Barclays International Corporate Bond ETF	—	(340,889)	—	19,526,541	19,185,652
SPDR Bloomberg Barclays International Treasury Bond ETF	—	(790,828)	—	70,034,063	69,243,235
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	—	13,617,936	13,617,936
SPDR FTSE International Government Inflation-Protected Bond ETF	—	—	1,231,484	37,831,108	39,062,592
As of December 31, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$9,233,266	$6,119,975
SPDR Bloomberg Barclays International Corporate Bond ETF	262,343	78,546
SPDR Bloomberg Barclays International Treasury Bond ETF	790,828	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$957,612,174	$61,395,813	$20,822,721	$40,573,092
SPDR Bloomberg Barclays International Corporate Bond ETF	236,806,057	19,654,067	231,373	19,422,694
SPDR Bloomberg Barclays International Treasury Bond ETF	923,593,344	79,847,206	10,124,073	69,723,133
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	189,930,868	13,705,935	164,751	13,541,184
SPDR FTSE International Government Inflation-Protected Bond ETF	341,176,906	47,393,285	9,659,258	37,734,027
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays International Corporate Bond ETF	$ 587,761	$ 597,922	$ —	$ 597,922

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays International Corporate Bond ETF	Corporate Bonds & Notes	$597,922	$—	$—	$—	$597,922	$597,922
10.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2020.
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays Emerging Markets Local Bond ETF, SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays International Treasury Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays Emerging Markets Local Bond ETF, SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays International Treasury Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond (collectively referred to as the “Funds”) (five of the series constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of December 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the series constituting SPDR® Series Trust) at December 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual series constituting SPDR Series Trust	Statement of operations	Statements of changes in net assets	Financial highlights
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays International Treasury Bond ETF

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SPDR FTSE International Government Inflation-Protected Bond	For the year ended December 31, 2020	For the year ended December 31, 2020, the period from July 1, 2019 to December 31, 2019 and the year ended June 30, 2019	For the year ended December 31, 2020, the period from July 1, 2019 to December 31, 2019 and each of the four years in the period ended June 30, 2019
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.30%	$1,089.90	$1.58	$1,023.60	$1.53
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50	1,128.50	2.68	1,022.60	2.54
SPDR Bloomberg Barclays International Treasury Bond ETF	0.35	1,090.30	1.84	1,023.40	1.78
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35	1,079.40	1.83	1,023.40	1.78
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50	1,128.00	2.67	1,022.60	2.54
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2020.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Funds during the fiscal period ended December 31, 2020:
Amount
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	$ 143,946
SPDR FTSE International Government Inflation-Protected Bond ETF	1,987,423
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2020, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$1,378,668
SPDR Bloomberg Barclays International Corporate Bond ETF	2,108
SPDR Bloomberg Barclays International Treasury Bond ETF	343,552
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	79,702
SPDR FTSE International Government Inflation-Protected Bond ETF	48,556
The amount of foreign source income earned on the Fund during the year ended December 31, 2020 was as follows:
Amount
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$38,738,192
SPDR Bloomberg Barclays International Corporate Bond ETF	1,847,876
SPDR Bloomberg Barclays International Treasury Bond ETF	12,765,794
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	1,295,464
SPDR FTSE International Government Inflation-Protected Bond ETF	7,422,901

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	126	The Motley Fool Funds Trust (Trustee).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	126	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	126	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	126	None.
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	126	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	126	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
Chair).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012).	137	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRSERTRYEAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal year ending December 31, 2020, reporting period ending December 31, 2019 and fiscal year ending June 30, 2019, the aggregate audit fees billed for professional services rendered by the principal accountant were $89,700, $65,780 and $1,108,872, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal year ending December 31, 2020, reporting period ending December 31, 2019 and fiscal year ending June 30, 2019, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal year ending December 31, 2020, reporting period ending December 31, 2019 and fiscal year ending June 30, 2019, the aggregate tax fees billed for professional services rendered by the principal accountant were $49,605, $29,750 and $803,601, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal year ending December 31, 2020, reporting period ending December 31, 2019 and fiscal year ending June 30, 2019.

For the fiscal year ended December 31, 2020 and calendar year ended December 31, 2019, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $7,019,005 and $6,939,666, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2020 (in millions)	FY 2019 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—

Other entities in the Investment Company Complex(1):
Audit Related Fees	$17.6	$15.2
Tax Fees	$4.9	$5.8
All Other Fees	$14.1	$14.2

(1)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s Audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 5, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 5, 2021